JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 28.8%
Aerospace & Defense — 0.9%
Airbus SE (France)
3.15%, 4/10/2027 (a)	4,909	5,223
3.95%, 4/10/2047 (a)	1,046	1,238
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (a)	5,000	5,329
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	14,745	14,048
5.80%, 10/11/2041 (a)	2,500	3,428
3.00%, 9/15/2050 (a)	5,645	5,526
Boeing Co. (The)
1.17%, 2/4/2023	11,110	11,114
1.95%, 2/1/2024	15,770	15,988
1.43%, 2/4/2024	36,715	36,718
4.88%, 5/1/2025	9,325	10,220
2.75%, 2/1/2026	15,605	16,031
2.20%, 2/4/2026	22,360	22,314
3.10%, 5/1/2026	9,560	9,946
5.04%, 5/1/2027	9,155	10,308
5.15%, 5/1/2030	14,590	16,924
3.60%, 5/1/2034	5,076	5,249
5.71%, 5/1/2040	12,565	16,048
5.81%, 5/1/2050	14,000	18,883
L3Harris Technologies, Inc.
1.80%, 1/15/2031	14,120	13,510
4.85%, 4/27/2035	1,918	2,346
Leidos, Inc. 2.30%, 2/15/2031	8,020	7,768
Lockheed Martin Corp.
4.50%, 5/15/2036	7,200	8,831
2.80%, 6/15/2050	5,055	5,130
Northrop Grumman Corp.
3.20%, 2/1/2027	5,364	5,739
3.25%, 1/15/2028	1,700	1,814
5.15%, 5/1/2040	13,000	16,962
Precision Castparts Corp. 3.25%, 6/15/2025	5,751	6,146
Raytheon Technologies Corp.
3.20%, 3/15/2024	2,992	3,121
4.50%, 6/1/2042	13,927	17,207
4.15%, 5/15/2045	7,861	9,402
3.75%, 11/1/2046	7,060	7,990
4.35%, 4/15/2047	4,020	4,951
2.82%, 9/1/2051	10,000	9,769
3.03%, 3/15/2052	3,840	3,880

		349,101

Airlines — 0.0%(b)
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	16,887	17,627

Auto Components — 0.0%(b)
Lear Corp. 2.60%, 1/15/2032	3,330	3,277

Automobiles — 0.5%
BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (a)	5,568	5,703
Daimler Finance North America LLC (Germany)
3.35%, 2/22/2023 (a)	5,000	5,157
3.30%, 5/19/2025 (a)	1,200	1,274
General Motors Co. 6.13%, 10/1/2025	8,695	10,030
Hyundai Capital America
1.15%, 11/10/2022 (a)	26,248	26,327
1.80%, 10/15/2025 (a)	8,870	8,857
1.30%, 1/8/2026 (a)	7,365	7,168
1.50%, 6/15/2026 (a)	17,530	17,066
2.38%, 10/15/2027 (a)	9,020	9,005
1.80%, 1/10/2028 (a)	12,950	12,521
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (a)	39,109	42,138
4.81%, 9/17/2030 (a)	13,000	14,531
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (a)	12,937	12,741
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	12,310	11,964

		184,482

Banks — 5.4%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	12,879	14,074
(USD Swap Semi 5 Year + 2.20%), 4.40%, 3/27/2028 (c) (d)	12,600	13,061
AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	23,174	24,632
ANZ New Zealand Int’l Ltd. (New Zealand)
3.45%, 1/21/2028 (a)	2,000	2,188
2.55%, 2/13/2030 (a)	3,050	3,157
ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023 (a)	1,700	1,778
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	1,834	2,011
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (a) (c)	4,560	4,682
Banco Santander SA (Spain)
3.13%, 2/23/2023	5,000	5,133
1.85%, 3/25/2026	20,400	20,333
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	8,600	8,439
4.38%, 4/12/2028	6,600	7,410
2.75%, 12/3/2030	10,800	10,564
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.22%, 11/22/2032 (c)	19,800	19,728

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	1,890	1,952
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (c)	530	554
4.00%, 1/22/2025	18,371	19,651
Series L, 3.95%, 4/21/2025	8,782	9,423
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (c)	1,840	1,921
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	5,215	5,506
4.45%, 3/3/2026	5,041	5,547
4.25%, 10/22/2026	6,055	6,674
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	6,250	6,202
3.25%, 10/21/2027	9,616	10,193
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	10,025	10,825
(ICE LIBOR USD 3 Month + 1.37%), 3.59%, 7/21/2028 (c)	29,628	31,852
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	67,324	71,726
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (c)	26,230	28,829
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (c)	13,840	13,864
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	22,915	23,204
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	19,870	19,955
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	84,117	81,679
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	34,388	33,953
Bank of Montreal (Canada)
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c)	5,021	5,400
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	6,160	6,492
Banque Federative du Credit Mutuel SA (France) 1.60%, 10/4/2026 (a)	23,810	23,606
Barclays plc (United Kingdom)
3.65%, 3/16/2025	15,214	16,123
5.20%, 5/12/2026	3,000	3,369
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	10,428	10,470
BNP Paribas SA (France) 3.38%, 1/9/2025 (a)	6,025	6,352
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	6,101	6,194
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	4,819	4,695
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (c)	18,020	18,659
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (a) (c)	19,972	19,234
2.82%, 1/26/2041 (a)	6,028	5,711
BNZ International Funding Ltd. (New Zealand) 3.38%, 3/1/2023 (a)	4,500	4,652
Citigroup, Inc. 3.88%, 3/26/2025	3,077	3,294
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	6,470	6,774
4.40%, 6/10/2025	13,411	14,565
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	28,260	29,625
4.30%, 11/20/2026	6,200	6,838
4.45%, 9/29/2027	1,491	1,658
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (c)	12,240	13,269
6.63%, 1/15/2028	3,363	4,228
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	41,323	44,451
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	11,100	11,900
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (c)	6,399	7,062
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (c)	20,900	23,143
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	17,190	17,181
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	3,330	3,781
8.13%, 7/15/2039	1,424	2,435
5.30%, 5/6/2044	698	915
Citizens Financial Group, Inc. 2.85%, 7/27/2026	7,670	8,056
Comerica, Inc. 4.00%, 2/1/2029	8,910	10,073
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (a)	4,795	4,928
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	7,101	7,720
3.75%, 7/21/2026	8,564	9,249
Credit Agricole SA (France) 4.38%, 3/17/2025 (a)	4,405	4,750
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	15,810	15,881
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	8,688	8,449
2.81%, 1/11/2041 (a)	9,880	9,372
Danske Bank A/S (Denmark) 2.70%, 3/2/2022 (a)	4,254	4,277

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	35,450	35,465
Discover Bank
3.35%, 2/6/2023	2,185	2,244
4.25%, 3/13/2026	8,109	8,866
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (a) (c)	22,075	21,683
Fifth Third Bancorp 3.65%, 1/25/2024	8,495	8,935
HSBC Holdings plc (United Kingdom) 4.25%, 3/14/2024	6,038	6,404
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	12,403	12,900
4.25%, 8/18/2025	4,932	5,317
(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	2,400	2,389
4.38%, 11/23/2026	3,162	3,458
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	17,888	19,316
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	25,865	25,271
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	13,465	13,181
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	20,470	20,015
7.63%, 5/17/2032	8,416	11,749
(SOFR + 1.41%), 2.87%, 11/22/2032 (c)	13,085	13,102
6.10%, 1/14/2042	3,835	5,489
ING Groep NV (Netherlands)
3.95%, 3/29/2027	2,572	2,814
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	8,840	8,804
KeyBank NA 3.18%, 5/22/2022	4,225	4,276
KeyCorp 4.15%, 10/29/2025	4,755	5,228
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (c)	8,500	8,522
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	6,788	6,912
4.45%, 5/8/2025	6,285	6,870
4.58%, 12/10/2025	4,700	5,155
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	12,150	11,956
4.38%, 3/22/2028	6,745	7,576
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	2,713	2,729
2.53%, 9/13/2023	3,463	3,567
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (c)	14,590	14,427
2.05%, 7/17/2030	23,420	22,840
3.75%, 7/18/2039	10,875	12,329
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a)	5,440	5,805
Mizuho Financial Group, Inc. (Japan) 2.95%, 2/28/2022	1,449	1,458
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	13,350	13,569
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	16,739	16,251
3.17%, 9/11/2027	4,000	4,239
(SOFR + 1.57%), 2.87%, 9/13/2030 (c)	11,274	11,691
National Australia Bank Ltd. (Australia) 2.33%, 8/21/2030 (a)	10,430	10,015
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)	16,395	17,571
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (c)	7,306	7,393
3.88%, 9/12/2023	13,165	13,762
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (c)	11,990	12,217
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	2,780	2,926
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	5,845	6,214
4.80%, 4/5/2026	11,867	13,226
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	6,508	6,411
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	4,475	4,661
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	2,270	2,609
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	10,470	11,853
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (a)	31,620	31,127
Nordea Bank Abp (Finland)
4.25%, 9/21/2022 (a)	7,408	7,619
1.50%, 9/30/2026 (a)	25,000	24,600

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Royal Bank of Canada (Canada)
4.65%, 1/27/2026	5,585	6,199
Santander UK Group Holdings plc (United Kingdom)
3.57%, 1/10/2023	6,200	6,219
(SOFR + 0.79%), 1.09%, 3/15/2025 (c)	1,795	1,779
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	14,830	14,545
Societe Generale SA (France)
5.00%, 1/17/2024 (a)	7,200	7,684
4.25%, 4/14/2025 (a)	32,235	34,336
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	8,995	8,791
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%),
1.79%, 6/9/2027 (a) (c)	7,650	7,510
3.00%, 1/22/2030 (a)	18,435	19,011
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (c)	31,110	31,079
SouthTrust Bank 7.69%, 5/15/2025	2,197	2,578
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (c)	10,305	10,353
5.20%, 1/26/2024(a)	5,291	5,662
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (c)	3,200	3,308
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	9,000	9,240
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%),
1.46%, 1/14/2027 (a) (c)	13,115	12,735
4.30%, 2/19/2027 (a)	17,200	18,389
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (a) (c)	2,000	2,181
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.10%, 1/17/2023	9,971	10,241
4.44%, 4/2/2024 (a)	1,246	1,329
1.47%, 7/8/2025	12,865	12,838
2.63%, 7/14/2026	6,102	6,334
3.01%, 10/19/2026	2,517	2,662
3.04%, 7/16/2029	25,422	26,638
Truist Financial Corp. 4.00%, 5/1/2025	4,143	4,488
UniCredit SpA (Italy) 3.75%, 4/12/2022 (a)	9,035	9,134
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (c)	14,000	14,041
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	10,885	10,624
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	15,000	16,357
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (c)	5,000	5,965
US Bancorp
3.38%, 2/5/2024	3,430	3,603
7.50%, 6/1/2026	1,256	1,567
Series X, 3.15%, 4/27/2027	1,924	2,058
Wells Fargo & Co.
4.10%, 6/3/2026	5,921	6,457
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	61,670	65,211
4.30%, 7/22/2027	2,925	3,252
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	30,144	31,012
5.38%, 11/2/2043	2,755	3,643
4.65%, 11/4/2044	11,097	13,561
4.40%, 6/14/2046	4,816	5,762
Wells Fargo Bank NA 5.85%, 2/1/2037	1,720	2,293
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c)	5,855	6,352
3.13%, 11/18/2041	11,364	11,235

		1,968,793

Beverages — 0.6%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	33,310	40,055
4.90%, 2/1/2046	20,399	25,896
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,772
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	13,419	15,629
4.35%, 6/1/2040	16,250	19,088
4.44%, 10/6/2048	28,858	34,698
4.75%, 4/15/2058	9,838	12,478
5.80%, 1/23/2059	605	887
4.60%, 6/1/2060	7,010	8,712
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	13,140	13,524
1.85%, 9/1/2032	11,205	10,608
Constellation Brands, Inc.
4.40%, 11/15/2025	4,444	4,896
5.25%, 11/15/2048	3,091	4,116

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	4,484	4,745
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	2,714	2,967
3.43%, 6/15/2027	2,015	2,174
3.20%, 5/1/2030	13,500	14,340
4.99%, 5/25/2038	3,920	4,901
4.42%, 12/15/2046	3,746	4,582
5.09%, 5/25/2048	4,164	5,492
Molson Coors Beverage Co. 4.20%, 7/15/2046	5,000	5,537

		237,097

Biotechnology — 0.6%
AbbVie, Inc.
3.45%, 3/15/2022	5,743	5,763
2.80%, 3/15/2023	3,954	4,026
3.85%, 6/15/2024	3,041	3,225
3.20%, 11/21/2029	27,601	29,283
4.55%, 3/15/2035	3,881	4,633
4.50%, 5/14/2035	15,614	18,492
4.05%, 11/21/2039	16,908	19,349
4.63%, 10/1/2042	9,850	11,961
4.40%, 11/6/2042	12,902	15,460
4.75%, 3/15/2045	7,000	8,854
4.45%, 5/14/2046	2,145	2,604
4.25%, 11/21/2049	10,194	12,261
Amgen, Inc.
2.20%, 2/21/2027	9,240	9,363
3.15%, 2/21/2040	5,870	5,972
Baxalta, Inc.
3.60%, 6/23/2022	999	1,010
5.25%, 6/23/2045	327	440
Biogen, Inc.
2.25%, 5/1/2030	20,560	20,113
3.15%, 5/1/2050	20,490	20,120
Gilead Sciences, Inc.
1.65%, 10/1/2030	9,165	8,728
2.60%, 10/1/2040	11,110	10,617
2.80%, 10/1/2050	10,760	10,453

		222,727

Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	5,820	5,597
6.50%, 8/15/2032	10,095	13,404
4.50%, 5/15/2047	3,130	3,834

		22,835

Capital Markets — 2.2%
Bank of New York Mellon Corp. (The)
2.80%, 5/4/2026	1,043	1,093
3.30%, 8/23/2029	1,413	1,535
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	3,107	3,961
Blackstone Secured Lending Fund 3.65%, 7/14/2023	13,980	14,469
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	4,048
4.85%, 3/29/2029	5,160	6,025
4.70%, 9/20/2047	5,253	6,506
Charles Schwab Corp. (The)
3.20%, 3/2/2027	5,710	6,135
3.20%, 1/25/2028	1,270	1,375
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	4,326	4,601
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023 (a)	10,753	10,783
3.80%, 6/9/2023	8,035	8,370
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	6,850	7,004
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	9,320	9,407
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (c)	25,020	24,218
4.28%, 1/9/2028(a)	12,016	13,103
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (c)	2,991	3,204
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (c)	14,885	15,085
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	5,276	5,325
Deutsche Bank AG (Germany) 3.30%, 11/16/2022	6,440	6,594
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	26,205	26,578
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	13,585	13,619
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	15,977	16,052
FMR LLC 6.45%, 11/15/2039 (a)	2,242	3,314
Goldman Sachs Group, Inc. (The) 3.50%, 1/23/2025	5,018	5,307
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	13,398	14,054
4.25%, 10/21/2025	10,573	11,497
3.50%, 11/16/2026	23,775	25,321
3.85%, 1/26/2027	18,677	20,018
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	32,000	31,373
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	13,705	13,673
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	47,377	51,052
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)	16,415	18,201
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	11,700	11,723
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	12,855	12,613
6.75%, 10/1/2037	1,435	2,027
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	4,600	5,252
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (c)	16,126	19,250
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	1,000	1,033
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	5,021	5,303

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Jefferies Group LLC 6.45%, 6/8/2027	3,725	4,561
Macquarie Bank Ltd. (Australia)
4.00%, 7/29/2025 (a)	6,300	6,861
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (c)	8,095	7,987
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (c)	6,735	6,588
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	22,700	26,468
Morgan Stanley
4.10%, 5/22/2023	9,880	10,327
3.70%, 10/23/2024	12,301	13,112
(SOFR + 1.15%), 2.72%, 7/22/2025 (c)	5,034	5,195
5.00%, 11/24/2025	9,322	10,421
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	18,815	19,197
3.13%, 7/27/2026	2,254	2,388
4.35%, 9/8/2026	1,640	1,815
3.63%, 1/20/2027	20,745	22,451
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	13,333	14,343
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (c)	7,397	8,073
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (c)	17,528	19,986
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	11,200	10,609
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	10,600	12,834
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	9,350	9,859
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	11,898	12,303
2.68%, 7/16/2030	12,180	12,270
Northern Trust Corp.
(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	2,762	2,921
UBS Group AG (Switzerland) 3.49%, 5/23/2023 (a)	7,735	7,836
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	2,156	2,187
4.13%, 9/24/2025 (a)	2,500	2,722
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	15,100	14,790
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (c)	17,350	16,971
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	6,470	6,784
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (a) (c)	10,750	10,391

		762,351

Chemicals — 0.3%
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (a)	4,179	4,275
Albemarle Corp. 5.45%, 12/1/2044	3,800	5,018
CF Industries, Inc.
5.15%, 3/15/2034	3,570	4,279
4.95%, 6/1/2043	16,825	20,241
Dow Chemical Co. (The) 4.55%, 11/30/2025	249	275
DuPont de Nemours, Inc. 5.32%, 11/15/2038	12,320	15,916
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	5,430	5,352
3.27%, 11/15/2040 (a)	7,650	7,857
5.00%, 9/26/2048	4,346	5,734
3.47%, 12/1/2050 (a)	13,375	14,069
LYB International Finance BV 4.88%, 3/15/2044	3,223	4,010
LYB International Finance III LLC
2.25%, 10/1/2030	4,336	4,339
4.20%, 10/15/2049	4,468	5,209
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	7,399
5.25%, 1/15/2045	4,962	6,719
5.00%, 4/1/2049	4,150	5,598
Union Carbide Corp. 7.75%, 10/1/2096	2,719	4,917

		121,207

Commercial Services & Supplies — 0.0%(b)
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	4,188
Republic Services, Inc. 1.45%, 2/15/2031	14,940	13,923

		18,111

Construction & Engineering — 0.1%
Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (a)	1,048	1,006
Quanta Services, Inc.
2.35%, 1/15/2032	17,240	16,955
3.05%, 10/1/2041	3,330	3,308

		21,269

Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (a)	2,811	3,023
5.13%, 5/18/2045 (a)	6,052	8,098
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	5,785	6,219
3.20%, 7/15/2051	4,840	4,954

		22,294

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
3.95%, 2/1/2022	3,505	3,514
3.50%, 5/26/2022	3,050	3,085
4.50%, 9/15/2023	31,000	32,656
4.88%, 1/16/2024	4,135	4,418
3.50%, 1/15/2025	844	882
6.50%, 7/15/2025	3,441	3,936
4.45%, 10/1/2025	4,342	4,693
1.75%, 1/30/2026	8,311	8,147
4.45%, 4/3/2026	5,633	6,111
3.00%, 10/29/2028	12,605	12,693
American Express Co. 3.40%, 2/27/2023	4,100	4,233
American Honda Finance Corp.
2.90%, 2/16/2024	5,285	5,492
2.30%, 9/9/2026	1,185	1,225
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (a)	1,245	1,257
5.25%, 5/15/2024 (a)	3,155	3,395
3.95%, 7/1/2024 (a)	16,176	16,954
2.88%, 2/15/2025 (a)	33,120	33,829
5.50%, 1/15/2026 (a)	33,000	36,628
2.13%, 2/21/2026 (a)	13,095	12,821
4.25%, 4/15/2026 (a)	12,901	13,773
4.38%, 5/1/2026 (a)	5,010	5,369
2.53%, 11/18/2027 (a)	110,463	107,722
Capital One Financial Corp.
3.20%, 2/5/2025	6,093	6,409
4.20%, 10/29/2025	3,000	3,263
3.75%, 7/28/2026	7,424	7,965
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	16,445	16,353
General Motors Financial Co., Inc.
1.20%, 10/15/2024	12,395	12,362
1.25%, 1/8/2026	8,423	8,214
4.35%, 1/17/2027	2,036	2,230
2.35%, 1/8/2031	20,744	20,047
2.70%, 6/10/2031	20,010	19,827
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	11,576
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (a)	12,100	12,551
5.50%, 2/15/2024 (a)	23,761	25,588

		469,218

Containers & Packaging — 0.0%(b)
International Paper Co. 8.70%, 6/15/2038	2,650	4,352
WRKCo, Inc.
3.00%, 9/15/2024	920	963
3.75%, 3/15/2025	7,570	8,127
3.90%, 6/1/2028	2,870	3,169

		16,611

Diversified Consumer Services — 0.1%
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	11,220
Clark University 3.32%, 7/1/2052	7,000	7,198
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	10,479
University of Southern California Series A, 3.23%, 10/1/2120	9,370	10,095

		38,992

Diversified Financial Services — 0.4%
CK Hutchison International 16 Ltd. (United Kingdom) 2.75%, 10/3/2026 (a)	6,500	6,816
CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	9,685	10,655
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	11,667	12,135
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	3,907	4,000
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	30,170	29,965
Mitsubishi HC Capital, Inc. (Japan)
2.65%, 9/19/2022 (a)	4,255	4,312
3.56%, 2/28/2024 (a)	8,350	8,755
ORIX Corp. (Japan)
2.90%, 7/18/2022	3,775	3,827
3.70%, 7/18/2027	4,000	4,371
Private Export Funding Corp.
Series EE, 2.80%, 5/15/2022	10,700	10,832
Series KK, 3.55%, 1/15/2024	12,505	13,278
Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	9,000	10,535
Siemens Financieringsmaatschappij NV (Germany)
3.13%, 3/16/2024 (a)	3,440	3,602
2.35%, 10/15/2026 (a)	6,000	6,201
4.40%, 5/27/2045 (a)	3,421	4,433
3.30%, 9/15/2046 (a)	3,050	3,410

		137,127

Diversified Telecommunication Services — 0.8%
AT&T, Inc.
1.65%, 2/1/2028	3,535	3,439
2.25%, 2/1/2032	26,520	25,591
3.50%, 6/1/2041	35,836	36,818
3.10%, 2/1/2043	19,310	18,635
3.50%, 9/15/2053	16,997	17,169
3.55%, 9/15/2055	25,312	25,445
3.80%, 12/1/2057	4,454	4,651
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	4,657	5,024
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (a)	2,087	2,627
Qwest Corp. 6.75%, 12/1/2021	7,308	7,308
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	9,130	10,611

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Verizon Communications, Inc.
4.13%, 3/16/2027	6,080	6,756
2.10%, 3/22/2028	16,690	16,647
4.33%, 9/21/2028	11,983	13,648
1.68%, 10/30/2030	2,840	2,680
2.36%, 3/15/2032 (a)	3,691	3,653
4.50%, 8/10/2033	12,088	14,261
4.40%, 11/1/2034	27,768	32,554
4.27%, 1/15/2036	14,663	17,228
2.65%, 11/20/2040	27,316	26,080
3.40%, 3/22/2041	7,000	7,441
2.99%, 10/30/2056	3,311	3,185
3.70%, 3/22/2061	6,890	7,611

		309,062

Electric Utilities — 1.6%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	4,174
3.15%, 9/15/2049	2,680	2,787
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,687
6.00%, 3/1/2039	769	1,083
4.10%, 1/15/2042	923	1,048
Appalachian Power Co.
Series P, 6.70%, 8/15/2037	3,740	5,267
Series Y, 4.50%, 3/1/2049	3,395	4,215
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	3,872
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (a)	1,500	1,692
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	3,755	4,143
3.20%, 9/15/2049	8,020	8,487
2.90%, 6/15/2050	7,770	7,861
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	1,285
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	10,625	11,445
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (a)	3,890	4,105
5.95%, 12/15/2036	840	1,124
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	4,134
DTE Electric Co. 2.65%, 6/15/2022	1,687	1,698
Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,228	1,463
Duke Energy Corp.
2.65%, 9/1/2026	1,382	1,432
3.40%, 6/15/2029	3,657	3,902
3.75%, 9/1/2046	16,415	17,709
Duke Energy Indiana LLC
3.75%, 5/15/2046	4,500	5,193
Series YYY, 3.25%, 10/1/2049	6,895	7,383
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	3,749
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	2,196
4.10%, 3/15/2043	1,569	1,855
4.15%, 12/1/2044	2,258	2,711
3.70%, 10/15/2046	1,616	1,857
2.90%, 8/15/2051	9,495	9,581
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2037	5,000	5,068
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (a)	8,002	8,521
2.78%, 1/7/2032 (a)	6,275	6,272
Edison International
5.75%, 6/15/2027	2,000	2,278
4.13%, 3/15/2028	6,730	7,178
Emera US Finance LP (Canada) 4.75%, 6/15/2046	9,540	11,323
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (a)	4,500	4,861
6.00%, 10/7/2039 (a)	897	1,228
Entergy Arkansas LLC
3.50%, 4/1/2026	2,631	2,836
2.65%, 6/15/2051	8,425	8,050
Entergy Corp. 2.95%, 9/1/2026	2,469	2,584
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	5,120
3.25%, 4/1/2028	1,551	1,668
3.05%, 6/1/2031	4,606	4,885
4.00%, 3/15/2033	3,430	3,927
Evergy Metro, Inc.
3.15%, 3/15/2023	3,255	3,336
5.30%, 10/1/2041	8,968	11,859
Evergy, Inc. 2.90%, 9/15/2029	14,800	15,404
Exelon Corp.
3.50%, 6/1/2022	5,000	5,052
3.40%, 4/15/2026	1,177	1,254
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	830	971
Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	12,960
Hydro-Quebec (Canada)
Series HY, 8.40%, 1/15/2022	7,174	7,242
Series IO, 8.05%, 7/7/2024	2,642	3,112
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	8,609	8,820
ITC Holdings Corp.
2.70%, 11/15/2022	900	916
2.95%, 5/14/2030 (a)	6,820	7,033
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (a)	6,154	6,705
6.15%, 6/1/2037	1,740	2,361
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	3,607	4,391
Louisville Gas & Electric Co.Series 25, 3.30%, 10/1/2025	2,759	2,934

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Massachusetts Electric Co. 4.00%, 8/15/2046 (a)	4,957	5,492
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	12,530	13,884
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	1,009
5.38%, 9/15/2040	1,287	1,674
5.45%, 5/15/2041	3,354	4,516
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	3,024	3,411
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	2,239	2,417
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	3,051	3,205
NRG Energy, Inc.
2.00%, 12/2/2025 (a)	11,855	11,963
2.45%, 12/2/2027 (a)	13,055	12,950
Ohio Edison Co. 6.88%, 7/15/2036	780	1,124
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	2,085	2,073
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	1,076	1,319
Pacific Gas and Electric Co.
1.75%, 6/16/2022	35,970	35,948
1.37%, 3/10/2023	18,800	18,695
1.70%, 11/15/2023	4,825	4,820
3.45%, 7/1/2025	8,635	8,955
2.95%, 3/1/2026	5,955	6,045
4.45%, 4/15/2042	3,200	3,261
3.75%, 8/15/2042 (e)	2,882	2,682
4.30%, 3/15/2045	4,900	5,032
4.00%, 12/1/2046	5,000	4,948
3.95%, 12/1/2047	5,000	4,946
PacifiCorp
3.60%, 4/1/2024	2,765	2,912
4.15%, 2/15/2050	2,300	2,756
PECO Energy Co. 2.80%, 6/15/2050	6,430	6,421
Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	1,570	1,627
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,825
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,748
PPL Electric Utilities Corp.
2.50%, 9/1/2022	1,543	1,558
3.00%, 10/1/2049	10,000	10,484
Progress Energy, Inc.
3.15%, 4/1/2022	3,380	3,387
7.00%, 10/30/2031	2,600	3,536
Public Service Co. of Colorado 3.55%, 6/15/2046	1,175	1,276
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/2037	3,901	5,593
Series K, 3.15%, 8/15/2051	12,330	12,574
Public Service Electric and Gas Co.
3.00%, 5/15/2025	6,334	6,652
5.38%, 11/1/2039	1,021	1,358
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	9,009
Series A-3, 2.51%, 11/15/2043	7,950	7,754
Southern California Edison Co. 1.85%, 2/1/2022	175	175
Series C, 3.50%, 10/1/2023	2,854	2,975
Series B, 3.65%, 3/1/2028	4,300	4,639
6.00%, 1/15/2034	895	1,165
6.05%, 3/15/2039	2,197	2,918
3.90%, 12/1/2041	3,408	3,581
Series C, 4.13%, 3/1/2048	1,800	2,048
Series 20A, 2.95%, 2/1/2051	3,000	2,867
Southern Co. (The) 3.25%, 7/1/2026	3,108	3,292
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	3,307
State Grid Overseas Investment BVI Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,076
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	8,093
Union Electric Co.
2.95%, 6/15/2027	2,862	3,026
4.00%, 4/1/2048	1,600	1,923
Virginia Electric and Power Co.
3.45%, 2/15/2024	1,280	1,334
Series A, 6.00%, 5/15/2037	2,100	2,923
Xcel Energy, Inc. 4.80%, 9/15/2041	829	1,016

		591,484

Electrical Equipment — 0.0% (b)
Eaton Corp.
7.63%, 4/1/2024	1,794	2,035
4.00%, 11/2/2032	1,247	1,439

		3,474

Electronic Equipment, Instruments & Components — 0.0%(b)
Arrow Electronics, Inc.
4.50%, 3/1/2023	1,595	1,649
3.25%, 9/8/2024	3,162	3,305
3.88%, 1/12/2028	3,541	3,835
Corning, Inc. 5.35%, 11/15/2048	6,270	8,738

		17,527

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC
4.49%, 5/1/2030	10,000	11,502
5.13%, 9/15/2040	3,910	4,902
Halliburton Co.
3.80%, 11/15/2025	177	192
4.85%, 11/15/2035	3,583	4,251
4.75%, 8/1/2043	2,375	2,782
7.60%, 8/15/2096 (a)	2,242	3,172
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	3,461	3,642
4.00%, 12/21/2025 (a)	48	52
3.90%, 5/17/2028 (a)	7,052	7,702

		38,197

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Entertainment — 0.0% (b)
TWDC Enterprises 18 Corp. 3.00%, 7/30/2046	1,190	1,237
Walt Disney Co. (The)
8.88%, 4/26/2023	942	1,047
9.50%, 7/15/2024	1,525	1,850
7.30%, 4/30/2028	3,946	5,161
7.63%, 11/30/2028	2,690	3,640

		12,935

Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	2,199	2,394
1.88%, 2/1/2033	12,120	11,409
4.00%, 2/1/2050	9,430	11,131
American Campus Communities Operating Partnership LP
2.25%, 1/15/2029	6,870	6,809
2.85%, 2/1/2030	15,779	16,240
American Tower Corp.
5.00%, 2/15/2024	4,305	4,650
3.38%, 10/15/2026	4,378	4,645
1.50%, 1/31/2028	10,510	10,008
2.10%, 6/15/2030	8,940	8,583
1.88%, 10/15/2030	19,410	18,298
Boston Properties LP
3.13%, 9/1/2023	3,155	3,260
3.20%, 1/15/2025	4,331	4,546
3.65%, 2/1/2026	3,157	3,395
Brixmor Operating Partnership LP
3.65%, 6/15/2024	2,740	2,889
3.85%, 2/1/2025	6,613	7,040
2.50%, 8/16/2031	6,530	6,358
Corporate Office Properties LP 2.00%, 1/15/2029	3,440	3,330
Crown Castle International Corp. 4.00%, 3/1/2027	2,066	2,254
Digital Realty Trust LP 3.70%, 8/15/2027	2,507	2,732
Duke Realty LP 3.25%, 6/30/2026	1,814	1,939
Equinix, Inc.
2.90%, 11/18/2026	20,442	21,210
Essex Portfolio LP
1.65%, 1/15/2031	8,950	8,391
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (a)	7,843	8,428
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	5,157	5,582
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	9,814	10,187
2.00%, 3/15/2031	8,000	7,548
Healthpeak Properties, Inc. 3.40%, 2/1/2025	162	171
Life Storage LP 2.40%, 10/15/2031	15,650	15,358
LifeStorage LP 3.50%, 7/1/2026	8,937	9,612
Mid-America Apartments LP
4.00%, 11/15/2025	8,830	9,627
1.70%, 2/15/2031	5,500	5,210
National Retail Properties, Inc.
4.00%, 11/15/2025	5,043	5,501
3.60%, 12/15/2026	5,527	5,937
Office Properties Income Trust
4.00%, 7/15/2022	7,083	7,200
4.25%, 5/15/2024	11,000	11,521
2.40%, 2/1/2027	15,955	15,521
3.45%, 10/15/2031	9,000	8,765
Physicians Realty LP
4.30%, 3/15/2027	4,500	5,021
3.95%, 1/15/2028	2,100	2,317
2.63%, 11/1/2031	6,195	6,188
Prologis LP 2.25%, 4/15/2030	3,830	3,871
Public Storage
1.50%, 11/9/2026	4,237	4,222
1.95%, 11/9/2028	11,113	11,049
2.25%, 11/9/2031	9,333	9,291
Realty Income Corp.
3.88%, 4/15/2025	6,245	6,769
4.88%, 6/1/2026	4,230	4,779
3.00%, 1/15/2027	2,243	2,376
3.25%, 1/15/2031	4,000	4,298
1.80%, 3/15/2033	2,865	2,710
Regency Centers LP
4.13%, 3/15/2028	1,755	1,956
2.95%, 9/15/2029	10,600	11,014
Sabra Health Care LP 3.20%, 12/1/2031	9,610	9,429
Safehold Operating Partnership LP
2.80%, 6/15/2031	12,000	11,929
2.85%, 1/15/2032	2,972	2,908
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	9,910	10,497
3.25%, 10/28/2025 (a)	5,595	5,915
Scentre Group Trust 2 (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (c)	17,060	17,826
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.69%), 5.12%, 9/24/2080 (a) (c)	10,425	11,116
Simon Property Group LP 3.25%, 9/13/2049	12,865	13,346
SITE Centers Corp. 4.70%, 6/1/2027	4,651	5,184
UDR, Inc.
2.95%, 9/1/2026	3,831	4,011
3.50%, 1/15/2028	1,354	1,466
3.00%, 8/15/2031	4,750	4,950
2.10%, 8/1/2032	5,520	5,268
3.10%, 11/1/2034	6,440	6,724
Ventas Realty LP 3.75%, 5/1/2024	4,032	4,242

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.50%, 2/1/2025	1,929	2,043
4.13%, 1/15/2026	770	843
3.25%, 10/15/2026	7,254	7,740
3.85%, 4/1/2027	4,308	4,698
Vornado Realty LP 3.50%, 1/15/2025	4,810	5,044
Welltower, Inc.
2.70%, 2/15/2027	5,199	5,406
3.10%, 1/15/2030	2,920	3,068
6.50%, 3/15/2041	5,460	8,001
4.95%, 9/1/2048	5,000	6,580
WP Carey, Inc.
4.00%, 2/1/2025	5,300	5,677
4.25%, 10/1/2026	4,970	5,481
2.45%, 2/1/2032	10,980	10,869
2.25%, 4/1/2033	12,000	11,475

		555,276

Food & Staples Retailing — 0.3%
7-Eleven, Inc.
1.30%, 2/10/2028 (a)	9,074	8,635
2.50%, 2/10/2041 (a)	9,243	8,573
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (a)	7,435	7,747
3.44%, 5/13/2041 (a)	10,460	10,844
3.63%, 5/13/2051 (a)	10,500	11,246
CVS Pass-Through Trust
7.51%, 1/10/2032 (a)	4,734	5,916
5.93%, 1/10/2034 (a)	4,564	5,512
Series 2013, 4.70%, 1/10/2036 (a)	8,953	10,205
Series 2014, 4.16%, 8/11/2036 (a)	1,174	1,293
Kroger Co. (The)
5.40%, 7/15/2040	829	1,087
5.00%, 4/15/2042	9,000	11,430
3.88%, 10/15/2046	11,000	12,321

		94,809

Food Products — 0.2%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	7,880	7,883
2.75%, 5/14/2031	22,130	22,345
Campbell Soup Co. 3.13%, 4/24/2050	4,828	4,841
Cargill, Inc. 3.25%, 3/1/2023 (a)	1,990	2,055
Conagra Brands, Inc.
5.30%, 11/1/2038	3,420	4,342
5.40%, 11/1/2048	4,035	5,534
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	993	1,089
4.60%, 6/1/2044	955	1,252
Tyson Foods, Inc.
4.88%, 8/15/2034	5,000	6,118
5.15%, 8/15/2044	3,000	3,936
4.55%, 6/2/2047	6,550	8,137
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	4,100	4,385

		71,917

Gas Utilities — 0.2%
Atmos Energy Corp.
0.63%, 3/9/2023	4,545	4,536
4.15%, 1/15/2043	7,215	8,380
4.13%, 10/15/2044	1,750	2,061
4.13%, 3/15/2049	6,000	7,369
Boston Gas Co. 4.49%, 2/15/2042 (a)	2,201	2,531
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	5,620	6,116
4.27%, 3/15/2048 (a)	6,500	7,482
KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	4,242	4,348
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	1,700	1,839
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	7,367
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	2,103	2,952
4.80%, 3/15/2047 (a)	2,649	3,240
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	3,935

		62,156

Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co.
3.73%, 12/15/2024	195	208
4.67%, 6/6/2047	6,000	7,600
3.79%, 5/20/2050	4,695	5,345
Boston Scientific Corp.
4.00%, 3/1/2029	8,505	9,512
4.55%, 3/1/2039	10,225	12,296
DH Europe Finance II SARL 3.25%, 11/15/2039	7,065	7,576
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	2,694	2,786
2.60%, 11/24/2031	20,177	20,247

		65,570

Health Care Providers & Services — 1.2%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	9,700	9,828
Aetna, Inc.
6.75%, 12/15/2037	2,959	4,319
4.50%, 5/15/2042	1,777	2,126
Anthem, Inc.
3.13%, 5/15/2022	4,004	4,052
3.30%, 1/15/2023	2,354	2,421
4.10%, 3/1/2028	5,485	6,114
4.63%, 5/15/2042	3,477	4,333
4.65%, 1/15/2043	3,394	4,240
4.65%, 8/15/2044	4,149	5,204
Banner Health 1.90%, 1/1/2031	13,950	13,642
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	11,695
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	4,180	4,333

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Children’s Hospital Series 2020, 2.93%, 7/15/2050	11,530	11,742
Cigna Corp. 4.80%, 7/15/2046	1,904	2,408
CommonSpirit Health
1.55%, 10/1/2025	6,210	6,177
2.78%, 10/1/2030	6,205	6,376
4.19%, 10/1/2049	5,540	6,569
3.91%, 10/1/2050	6,600	7,597
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	11,528
CVS Health Corp.
4.30%, 3/25/2028	2,122	2,389
4.88%, 7/20/2035	3,500	4,294
5.05%, 3/25/2048	23,852	31,517
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	11,429
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	25,005
HCA, Inc.
5.25%, 6/15/2026	27,070	30,459
5.13%, 6/15/2039	4,805	5,927
5.50%, 6/15/2047	9,870	13,001
3.50%, 7/15/2051	14,460	14,775
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	3,855
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	8,184
Memorial Health Services 3.45%, 11/1/2049	25,595	29,117
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	4,351
MidMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	6,023
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	2,747	3,147
MultiCare Health System 2.80%, 8/15/2050	7,935	7,998
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	9,170	9,969
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	3,081
Quest Diagnostics, Inc.
3.45%, 6/1/2026	1,684	1,808
2.80%, 6/30/2031	7,025	7,243
Texas Health Resources
2.33%, 11/15/2050	6,717	6,191
4.33%, 11/15/2055	4,275	5,763
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	23,115
UnitedHealth Group, Inc.
4.63%, 7/15/2035	6,229	7,722
3.50%, 8/15/2039	8,210	9,035
2.75%, 5/15/2040	4,800	4,835
3.25%, 5/15/2051	9,695	10,543
Universal Health Services, Inc.
2.65%, 10/15/2030 (a)	12,470	12,096
2.65%, 1/15/2032 (a)	5,055	5,002

		432,578

Hotels, Restaurants & Leisure — 0.1%
Booking Holdings, Inc. 2.75%, 3/15/2023	1,923	1,971
McDonald’s Corp.
4.70%, 12/9/2035	6,540	8,082
4.45%, 3/1/2047	3,210	3,975
Starbucks Corp. 2.55%, 11/15/2030	12,380	12,629

		26,657

Household Durables — 0.1%
Lennar Corp. 4.50%, 4/30/2024	6,800	7,251
MDC Holdings, Inc.
3.85%, 1/15/2030	10,000	10,524
2.50%, 1/15/2031	5,105	4,917
3.97%, 8/6/2061	7,995	7,762

		30,454

Household Products — 0.0% (b)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	9,000	9,082

Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust 1.84%, 11/15/2023 (a)	19,220	19,410
Exelon Generation Co. LLC
3.40%, 3/15/2022	7,048	7,078
3.25%, 6/1/2025	11,035	11,597
6.25%, 10/1/2039	11,985	15,360
5.75%, 10/1/2041	1,665	2,038
Southern Power Co. 5.15%, 9/15/2041	7,079	8,781
Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	3,222	3,714

		67,978

Industrial Conglomerates — 0.3%
GE Capital Funding LLC 4.40%, 5/15/2030	7,480	8,887
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	52,907	63,945
General Electric Co.
3.63%, 5/1/2030	13,445	15,144
4.13%, 10/9/2042	3,080	3,804
Roper Technologies, Inc.
1.40%, 9/15/2027	14,890	14,454
2.00%, 6/30/2030	9,380	9,066

		115,300

Insurance — 1.0%
AIA Group Ltd. (Hong Kong)
3.90%, 4/6/2028 (a)	7,190	7,984
3.60%, 4/9/2029 (a)	5,835	6,400
3.20%, 9/16/2040 (a)	7,535	7,737
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	8,295	11,599

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
American Financial Group, Inc. 3.50%, 8/15/2026	8,175	8,790
American International Group, Inc.
3.88%, 1/15/2035	3,407	3,806
4.70%, 7/10/2035	7,065	8,520
4.38%, 1/15/2055	6,799	8,580
Assurant, Inc. 4.20%, 9/27/2023	8,065	8,508
Athene Global Funding
0.95%, 1/8/2024 (a)	12,303	12,263
2.75%, 6/25/2024 (a)	19,000	19,692
2.50%, 1/14/2025 (a)	3,477	3,580
1.45%, 1/8/2026 (a)	13,850	13,672
2.95%, 11/12/2026 (a)	37,440	39,181
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	16,373
4.30%, 5/15/2043	2,795	3,417
4.25%, 1/15/2049	8,780	10,910
CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,796
CNO Global Funding 1.75%, 10/7/2026 (a)	11,240	11,140
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a) (c) (f) (g)	9,929	10,525
F&G Global Funding 1.75%, 6/30/2026 (a)	12,780	12,739
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (a)	6,450	7,036
4.85%, 1/24/2077 (a)	1,663	2,219
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	8,907
Intact US Holdings, Inc. 4.60%, 11/9/2022	8,660	8,944
Jackson National Life Global Funding 3.05%, 4/29/2026 (a)	4,774	5,041
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	1,000	1,134
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (a)	3,049	3,541
3.95%, 10/15/2050 (a)	6,000	6,847
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	1,350	1,642
Lincoln National Corp. 4.00%, 9/1/2023	2,753	2,898
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (c)	11,200	12,134
MetLife, Inc. 4.13%, 8/13/2042	2,027	2,402
New York Life Global Funding 3.00%, 1/10/2028 (a)	4,854	5,219
New York Life Insurance Co.
3.75%, 5/15/2050 (a)	9,600	11,054
4.45%, 5/15/2069 (a)	11,250	14,740
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (a)	12,520	12,442
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	3,766	4,472
Principal Financial Group, Inc. 3.13%, 5/15/2023	794	822
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	10,908
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	10,349	12,672
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	2,595	2,727
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	7,600	8,474
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	3,653	4,807
4.27%, 5/15/2047 (a)	5,480	6,759

		386,053

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	9,440	11,101
3.25%, 5/12/2061	7,000	7,728

		18,829

IT Services — 0.1%
CGI, Inc. (Canada)
1.45%, 9/14/2026 (a)	14,101	13,783
2.30%, 9/14/2031 (a)	10,000	9,673
Fiserv, Inc.
3.20%, 7/1/2026	6,035	6,369
4.40%, 7/1/2049	5,835	6,946
Global Payments, Inc. 2.90%, 11/15/2031	9,690	9,806

		46,577

Life Sciences Tools & Services — 0.0% (b)
Thermo Fisher Scientific, Inc.
2.95%, 9/19/2026	3,564	3,764
2.80%, 10/15/2041	6,745	6,808

		10,572

Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	7,541
Parker-Hannifin Corp.
4.45%, 11/21/2044	3,759	4,624
4.10%, 3/1/2047	2,527	2,968
Xylem, Inc.
3.25%, 11/1/2026	1,420	1,522
2.25%, 1/30/2031	7,315	7,351

		24,006

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Media — 0.9%
Charter Communications Operating LLC
3.75%, 2/15/2028	5,166	5,560
2.25%, 1/15/2029	14,904	14,445
6.38%, 10/23/2035	4,374	5,669
5.38%, 4/1/2038	4,923	5,917
3.50%, 6/1/2041	12,020	11,771
3.50%, 3/1/2042	7,800	7,547
4.80%, 3/1/2050	13,160	14,823
3.70%, 4/1/2051	19,270	18,681
3.90%, 6/1/2052	9,380	9,477
Comcast Cable Holdings LLC 10.13%, 4/15/2022	1,614	1,672
Comcast Corp.
3.60%, 3/1/2024	4,708	4,990
3.38%, 8/15/2025	2,773	2,954
3.95%, 10/15/2025	3,000	3,271
3.55%, 5/1/2028	6,115	6,719
4.25%, 1/15/2033	16,564	19,353
4.20%, 8/15/2034	3,361	3,944
3.25%, 11/1/2039	19,265	20,431
3.75%, 4/1/2040	8,535	9,616
4.00%, 11/1/2049	5,553	6,447
2.89%, 11/1/2051 (a)	14,886	14,554
4.05%, 11/1/2052	1,350	1,605
2.94%, 11/1/2056 (a)	6,172	5,998
2.65%, 8/15/2062	8,705	7,858
2.99%, 11/1/2063 (a)	1,559	1,506
Cox Communications, Inc.
3.35%, 9/15/2026 (a)	3,046	3,258
1.80%, 10/1/2030 (a)	14,882	14,140
2.95%, 10/1/2050 (a)	8,375	8,016
Discovery Communications LLC
3.63%, 5/15/2030	1,950	2,086
5.20%, 9/20/2047	11,160	13,943
4.00%, 9/15/2055	6,989	7,482
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	1,494	1,624
6.13%, 1/31/2046	1,332	1,834
Sky Ltd. (United Kingdom) 3.75%, 9/16/2024 (a)	1,654	1,768
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,559
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	3,116
7.30%, 7/1/2038	2,197	3,152
6.75%, 6/15/2039	1,794	2,460
5.88%, 11/15/2040	7,325	9,282
5.50%, 9/1/2041	6,940	8,502
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	3,041	4,483
ViacomCBS, Inc.
3.70%, 8/15/2024	2,480	2,640
4.00%, 1/15/2026	4,293	4,655
2.90%, 1/15/2027	2,792	2,924
4.38%, 3/15/2043	6,243	7,070
5.85%, 9/1/2043	4,432	6,006
4.90%, 8/15/2044	2,004	2,431

		317,239

Metals & Mining — 0.3%
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (a)	3,283	3,464
3.95%, 9/10/2050 (a)	5,858	6,323
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	2,420
Glencore Funding LLC (Australia)
4.13%, 5/30/2023 (a)	4,240	4,428
4.63%, 4/29/2024 (a)	1,967	2,104
2.50%, 9/1/2030 (a)	16,105	15,667
2.63%, 9/23/2031 (a)	5,587	5,419
Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (a)	5,845	6,196
Nucor Corp. 2.98%, 12/15/2055	4,465	4,496
Steel Dynamics, Inc.
2.80%, 12/15/2024	9,805	10,189
3.25%, 10/15/2050	3,519	3,585
Teck Resources Ltd. (Canada) 3.90%, 7/15/2030	9,680	10,368
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	37,542	37,565

		112,224

Multiline Retail — 0.1%
Dollar General Corp. 4.13%, 5/1/2028	5,750	6,456
Kohl’s Corp. 3.38%, 5/1/2031	17,550	18,051
Nordstrom, Inc. 4.38%, 4/1/2030	7,263	7,128

		31,635

Multi-Utilities — 0.4%
CMS Energy Corp.
3.88%, 3/1/2024	4,360	4,595
3.00%, 5/15/2026	3,458	3,630
2.95%, 2/15/2027	2,426	2,529
3.45%, 8/15/2027	1,250	1,349
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	3,735
Series 2017, 3.88%, 6/15/2047	3,355	3,756
4.50%, 5/15/2058	1,724	2,167
Consumers Energy Co. 3.25%, 8/15/2046	2,150	2,339
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,655
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	3,973	3,976
Series D, 2.85%, 8/15/2026	1,927	2,023
Series F, 5.25%, 8/1/2033	5,067	6,273
7.00%, 6/15/2038	1,076	1,569
Series C, 4.90%, 8/1/2041	1,840	2,302
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (a)	2,326	2,481
NiSource, Inc.
2.95%, 9/1/2029	7,940	8,228
5.80%, 2/1/2042	6,726	9,048

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	9,710	9,821
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,540	14,508
Puget Energy, Inc. 2.38%, 6/15/2028	6,522	6,460
San Diego Gas & Electric Co.
6.00%, 6/1/2026	1,852	2,196
Series FFF,
6.13%, 9/15/2037	973	1,355
3.95%, 11/15/2041	2,690	2,959
2.95%, 8/15/2051	17,150	17,504
Sempra Energy 4.05%, 12/1/2023	2,348	2,486
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	1,889	1,934
3.25%, 6/15/2026	1,690	1,787
5.88%, 3/15/2041	10,518	14,499
4.40%, 6/1/2043	1,392	1,619
3.95%, 10/1/2046	2,136	2,413
WEC Energy Group, Inc. 3.55%, 6/15/2025	5,885	6,277

		147,473

Oil, Gas & Consumable Fuels — 2.6%
APT Pipelines Ltd. (Australia)
4.20%, 3/23/2025 (a)	2,000	2,152
4.25%, 7/15/2027 (a)	7,325	8,120
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (a)	5,781	7,508
Boardwalk Pipelines LP
4.45%, 7/15/2027	3,425	3,777
4.80%, 5/3/2029	6,595	7,462
BP Capital Markets America, Inc.
3.41%, 2/11/2026	8,485	9,092
3.02%, 1/16/2027	10,588	11,166
2.94%, 6/4/2051	25,080	24,408
BP Capital Markets plc (United Kingdom)
3.51%, 3/17/2025	4,509	4,796
3.28%, 9/19/2027	11,924	12,747
Buckeye Partners LP
5.85%, 11/15/2043	11,805	11,624
5.60%, 10/15/2044	6,000	5,745
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	3,650	4,066
5.13%, 6/30/2027	7,481	8,469
3.70%, 11/15/2029	14,530	15,513
2.74%, 12/31/2039 (a)	10,205	10,044
Chevron USA, Inc.
8.00%, 4/1/2027	1,300	1,699
ConocoPhillips 3.75%, 10/1/2027 (a)	5,000	5,462
Devon Energy Corp. 5.60%, 7/15/2041	6,575	8,273
Diamondback Energy, Inc.
4.75%, 5/31/2025	27,227	29,832
3.25%, 12/1/2026	7,894	8,285
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049 (a)	4,476	5,011
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	2,575	2,715
4.13%, 1/16/2025	3,333	3,353
5.38%, 6/26/2026	5,409	5,660
Enable Midstream Partners LP
4.40%, 3/15/2027	2,695	2,913
4.95%, 5/15/2028	7,315	8,151
4.15%, 9/15/2029	14,071	15,153
5.00%, 5/15/2044 (e)	8,600	9,283
Energy Transfer LP
4.65%, 2/15/2022	600	605
2.90%, 5/15/2025	12,186	12,576
4.75%, 1/15/2026	6,380	6,988
3.90%, 7/15/2026	9,761	10,496
5.50%, 6/1/2027	2,916	3,335
7.50%, 7/1/2038	2,695	3,729
6.05%, 6/1/2041	4,475	5,486
6.10%, 2/15/2042	7,220	8,907
5.95%, 10/1/2043	3,950	4,822
5.30%, 4/1/2044	1,840	2,115
6.25%, 4/15/2049	5,655	7,342
5.00%, 5/15/2050	6,280	7,216
Eni SpA (Italy)
Series X-R, 4.00%, 9/12/2023 (a)	3,145	3,299
5.70%, 10/1/2040 (a)	4,843	6,259
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	5,164
Enterprise Products Operating LLC
3.90%, 2/15/2024	2,687	2,835
3.70%, 2/15/2026	3,040	3,271
3.95%, 2/15/2027	2,705	2,955
Series J, 5.75%, 3/1/2035	2,509	3,150
7.55%, 4/15/2038	455	692
5.95%, 2/1/2041	1,259	1,702
4.45%, 2/15/2043	455	523
5.10%, 2/15/2045	1,758	2,199
4.95%, 10/15/2054	1,189	1,493
EQM Midstream Partners LP 5.50%, 7/15/2028	7,500	7,950
EQT Corp. 3.90%, 10/1/2027	4,517	4,709
Equinor ASA (Norway)
3.25%, 11/10/2024	3,461	3,670
2.88%, 4/6/2025	5,765	6,043
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	14,680
4.11%, 3/1/2046	2,726	3,243
3.10%, 8/16/2049	17,965	18,503
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	13,075	13,214
4.32%, 12/30/2039 (a)	9,235	9,737
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	16,650	16,359
Gray Oak Pipeline LLC 2.00%, 9/15/2023 (a)	9,310	9,416

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
2.60%, 10/15/2025 (a)	34,443	35,029
3.45%, 10/15/2027 (a)	12,470	12,996
Hess Corp. 6.00%, 1/15/2040	9,098	11,554
HollyFrontier Corp.
2.63%, 10/1/2023	21,813	22,321
5.88%, 4/1/2026	22,175	25,009
Kinder Morgan, Inc. 5.05%, 2/15/2046	6,000	7,172
Lundin Energy Finance BV (Netherlands)
2.00%, 7/15/2026 (a)	8,424	8,371
3.10%, 7/15/2031 (a)	8,400	8,488
Magellan Midstream Partners LP 3.20%, 3/15/2025	2,338	2,429
Marathon Petroleum Corp.
4.50%, 5/1/2023	15,924	16,637
4.70%, 5/1/2025	13,546	14,797
6.50%, 3/1/2041	8,270	11,441
MPLX LP
4.50%, 7/15/2023	8,800	9,201
4.80%, 2/15/2029	6,825	7,742
NGPL PipeCo LLC
4.88%, 8/15/2027 (a)	8,486	9,473
3.25%, 7/15/2031 (a)	8,283	8,389
NOVA Gas Transmission Ltd. (Canada) 7.88%, 4/1/2023	5,000	5,437
ONEOK Partners LP
3.38%, 10/1/2022	1,164	1,181
5.00%, 9/15/2023	2,576	2,729
6.65%, 10/1/2036	1,825	2,433
ONEOK, Inc. 5.85%, 1/15/2026	4,700	5,412
Phillips 66 4.88%, 11/15/2044	665	824
Phillips 66 Partners LP
3.55%, 10/1/2026	1,453	1,551
3.15%, 12/15/2029	8,545	8,825
4.90%, 10/1/2046	3,078	3,784
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	17,094
Plains All American Pipeline LP
4.65%, 10/15/2025	3,925	4,284
5.15%, 6/1/2042	18,910	20,964
4.70%, 6/15/2044	9,300	9,865
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	3,765	4,198
5.00%, 3/15/2027	9,360	10,537
4.50%, 5/15/2030	5,000	5,656
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (a)	1,320	1,321
1.63%, 11/24/2025 (a)	4,660	4,631
Spectra Energy Partners LP 4.50%, 3/15/2045	1,975	2,288
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	15,051
6.80%, 5/15/2038	3,677	5,193
Texas Eastern Transmission LP
2.80%, 10/15/2022 (a)	6,209	6,279
3.50%, 1/15/2028 (a)	908	976
TotalEnergies Capital International SA (France)
3.46%, 2/19/2029	3,040	3,312
2.99%, 6/29/2041	21,000	21,467
3.46%, 7/12/2049	12,800	13,982
3.13%, 5/29/2050	20,230	20,895
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	6,345	8,669
4.75%, 5/15/2038	7,750	9,237
Valero Energy Corp.
1.20%, 3/15/2024	17,940	17,856
2.15%, 9/15/2027	14,850	14,809
7.50%, 4/15/2032	1,081	1,480
Williams Cos., Inc. (The) 2.60%, 3/15/2031	9,675	9,606

		940,037

Pharmaceuticals — 0.6%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	6,262
4.00%, 9/18/2042	4,270	5,125
Bristol-Myers Squibb Co.
3.90%, 2/20/2028	10,610	11,867
3.40%, 7/26/2029	13,631	14,929
4.13%, 6/15/2039	7,096	8,432
5.00%, 8/15/2045	5,231	7,032
4.55%, 2/20/2048	6,500	8,389
Mylan, Inc.
3.13%, 1/15/2023 (a)	3,886	3,981
5.40%, 11/29/2043	5,800	7,228
Royalty Pharma plc
0.75%, 9/2/2023	9,830	9,775
1.20%, 9/2/2025	8,570	8,408
1.75%, 9/2/2027	8,570	8,378
3.30%, 9/2/2040	12,050	12,022
3.55%, 9/2/2050	20,980	21,124
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	4,909	5,066
3.20%, 9/23/2026	26,941	28,500
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	8,565	10,081
2.05%, 3/31/2030	1,200	1,166
3.03%, 7/9/2040	25,815	26,240
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	4,153	4,465
Viatris, Inc.
3.85%, 6/22/2040	8,499	9,052
4.00%, 6/22/2050	1,732	1,866
Wyeth LLC 6.45%, 2/1/2024	708	792
Zoetis, Inc. 2.00%, 5/15/2030	12,880	12,666

		232,846

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Real Estate Management & Development — 0.0% (b)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (a)	6,257	6,294
3.88%, 3/20/2027 (a)	6,562	7,189

		13,483

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC
3.75%, 4/1/2024	2,365	2,501
7.29%, 6/1/2036	1,166	1,757
5.75%, 5/1/2040	3,244	4,510
5.40%, 6/1/2041	9,266	12,579
4.40%, 3/15/2042	2,010	2,475
4.38%, 9/1/2042	4,018	4,977
5.15%, 9/1/2043	3,380	4,579
4.70%, 9/1/2045	3,150	4,120
3.55%, 2/15/2050	5,584	6,352
CSX Corp.
5.50%, 4/15/2041	3,498	4,742
4.75%, 5/30/2042	1,516	1,913
4.75%, 11/15/2048	8,165	10,734
3.35%, 9/15/2049	2,710	2,915
ERAC USA Finance LLC
7.00%, 10/15/2037 (a)	425	631
5.63%, 3/15/2042 (a)	3,104	4,307
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	8,420	9,147
Kansas City Southern 4.70%, 5/1/2048	2,500	3,173
Norfolk Southern Corp.
5.59%, 5/17/2025	51	58
3.95%, 10/1/2042	2,888	3,318
4.05%, 8/15/2052	5,192	6,307
Penske Truck Leasing Co. LP
4.13%, 8/1/2023 (a)	5,795	6,078
3.95%, 3/10/2025 (a)	3,095	3,315
4.20%, 4/1/2027 (a)	2,525	2,799
Union Pacific Corp.
3.95%, 8/15/2059	6,000	7,162
4.10%, 9/15/2067	1,962	2,420

		112,869

Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc. 2.95%, 10/1/2051	6,000	6,272
Broadcom, Inc.
4.11%, 9/15/2028	11,842	12,952
4.15%, 11/15/2030	7,114	7,774
2.45%, 2/15/2031 (a)	31,809	30,613
3.14%, 11/15/2035 (a)	40,051	39,370
3.19%, 11/15/2036 (a)	5,766	5,677
KLA Corp. 3.30%, 3/1/2050	7,000	7,587
Marvell Technology, Inc. 2.45%, 4/15/2028	7,790	7,843
Microchip Technology, Inc.
0.97%, 2/15/2024 (a)	17,350	17,190
0.98%, 9/1/2024 (a)	24,500	24,146
NXP BV (China)
2.50%, 5/11/2031 (a)	23,775	23,623
3.25%, 5/11/2041 (a)	24,465	24,920
Xilinx, Inc. 2.38%, 6/1/2030	15,185	15,500

		223,467

Software — 0.4%
Citrix Systems, Inc. 1.25%, 3/1/2026	6,125	5,936
Microsoft Corp.
3.50%, 2/12/2035	3,459	3,972
2.92%, 3/17/2052	3,816	4,063
3.04%, 3/17/2062	1,820	1,966
Oracle Corp.
2.40%, 9/15/2023	7,023	7,179
2.95%, 5/15/2025	14,625	15,293
2.30%, 3/25/2028	31,995	32,172
4.30%, 7/8/2034	969	1,095
3.90%, 5/15/2035	1,952	2,124
3.85%, 7/15/2036	9,478	10,307
3.60%, 4/1/2040	10,434	10,810
3.65%, 3/25/2041	19,515	20,302
4.00%, 7/15/2046	8,872	9,585
3.60%, 4/1/2050	10,500	10,626
VMware, Inc.
2.95%, 8/21/2022	10,109	10,251
4.65%, 5/15/2027	8,800	9,945

		155,626

Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	12,180	11,431
Lowe’s Cos., Inc.
3.65%, 4/5/2029	12,563	13,809
1.70%, 10/15/2030	2,600	2,471
2.63%, 4/1/2031	4,000	4,090
3.00%, 10/15/2050	7,130	7,167
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	5,148

		44,116

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.25%, 2/23/2026	798	854
2.45%, 8/4/2026	5,261	5,480
3.45%, 2/9/2045	14,187	15,899
3.85%, 8/4/2046	3,512	4,190
3.75%, 9/12/2047	13,570	16,149
3.75%, 11/13/2047	1,600	1,905
2.70%, 8/5/2051	16,470	16,471
Dell International LLC
5.45%, 6/15/2023	4,536	4,811
6.02%, 6/15/2026	25,413	29,580
4.90%, 10/1/2026	8,190	9,251
5.30%, 10/1/2029	6,000	7,111
HP, Inc. 3.00%, 6/17/2027	11,105	11,691

		123,392

Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
4.63%, 7/11/2024 (a)	11,600	12,465
1.00%, 1/20/2026 (a)	20,500	19,917
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	11,406	11,273
3.38%, 12/2/2026	4,230	4,532

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	15,245	14,638
Nationwide Building Society (United Kingdom)
1.00%, 8/28/2025 (a)	8,810	8,638
1.50%, 10/13/2026 (a)	19,850	19,519

		90,982

Tobacco — 0.3%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	26,288
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	10,000	10,465
2.26%, 3/25/2028	14,000	13,676
4.39%, 8/15/2037	7,980	8,474
3.73%, 9/25/2040	8,470	8,158
4.54%, 8/15/2047	5,515	5,784
3.98%, 9/25/2050	13,170	12,860
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	10,836

		96,541

Trading Companies & Distributors — 0.5%
Air Lease Corp.
2.63%, 7/1/2022	7,986	8,062
2.30%, 2/1/2025	9,600	9,747
3.25%, 3/1/2025	6,266	6,528
3.38%, 7/1/2025	15,102	15,831
2.88%, 1/15/2026	24,378	25,019
3.75%, 6/1/2026	3,734	3,970
1.88%, 8/17/2026	15,645	15,404
3.25%, 10/1/2029	15,000	15,333
Aviation Capital Group LLC
3.88%, 5/1/2023 (a)	7,665	7,935
5.50%, 12/15/2024 (a)	19,502	21,471
4.13%, 8/1/2025 (a)	7,958	8,475
BOC Aviation Ltd. (Singapore)
2.75%, 9/18/2022 (a)	3,000	3,033
3.50%, 10/10/2024 (a)	7,945	8,378
International Lease Finance Corp.
8.63%, 1/15/2022	11,894	12,004
5.88%, 8/15/2022	3,867	4,005
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	5,707

		170,902

Transportation Infrastructure — 0.0% (b)
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	7,000	7,368

Water Utilities — 0.0% (b)
American Water Capital Corp.
3.45%, 6/1/2029	5,250	5,724
6.59%, 10/15/2037	3,354	4,887
4.00%, 12/1/2046	2,241	2,643

		13,254

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico)
3.13%, 7/16/2022	3,250	3,288
3.63%, 4/22/2029	12,995	14,049
4.38%, 4/22/2049	8,284	10,218
T-Mobile USA, Inc.
3.75%, 4/15/2027	31,500	33,866
2.05%, 2/15/2028	33,720	33,219
3.88%, 4/15/2030	25,095	27,274
3.00%, 2/15/2041	13,130	12,531
3.60%, 11/15/2060 (a)	4,000	3,981
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	7,449	9,690
4.88%, 6/19/2049	16,825	21,039

		169,155

TOTAL CORPORATE BONDS (Cost $10,158,674)		10,606,221

U.S. TREASURY OBLIGATIONS — 25.5%
U.S. Treasury Bonds
3.50%, 2/15/2039	36,335	46,248
4.25%, 5/15/2039	62,245	86,533
3.88%, 8/15/2040	54,475	72,841
1.88%, 2/15/2041	282,192	283,107
2.25%, 5/15/2041	142,900	152,099
1.75%, 8/15/2041	130,000	127,623
2.75%, 11/15/2042	154,890	178,904
3.13%, 2/15/2043	18,180	22,208
3.63%, 8/15/2043	113,140	148,951
3.75%, 11/15/2043	256,218	343,843
3.63%, 2/15/2044	154,280	203,897
3.00%, 11/15/2044	50,821	61,636
2.88%, 8/15/2045	4,490	5,374
2.50%, 2/15/2046	70,000	78,917
2.25%, 8/15/2046	179,932	194,396
3.00%, 2/15/2047	1,875	2,322
3.00%, 2/15/2048	78,220	97,748
3.13%, 5/15/2048	43,243	55,338
2.88%, 5/15/2049	12,946	16,002
2.25%, 8/15/2049	180,150	198,045
2.38%, 11/15/2049	98,830	111,601
2.00%, 2/15/2050	73,113	76,392
1.38%, 8/15/2050	25,855	23,333
1.63%, 11/15/2050	76,730	73,574
1.88%, 2/15/2051	332,475	338,034
2.38%, 5/15/2051	46,815	53,098
2.00%, 8/15/2051	60,000	62,831
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	2,100	3,320
3.63%, 4/15/2028	9,066	20,610
2.50%, 1/15/2029	3,587	5,900
U.S. Treasury Inflation Indexed Notes 0.13%, 1/15/2022	22,231	27,224
U.S. Treasury Notes
1.75%, 2/28/2022	202,070	202,907
1.63%, 8/31/2022	150,000	151,617
2.00%, 10/31/2022	13,000	13,208
1.75%, 1/31/2023	70,000	71,184
1.50%, 2/28/2023	210,000	213,125

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
1.75%, 5/15/2023	133,400	136,026
2.75%, 5/31/2023	187,366	193,924
1.38%, 8/31/2023	20,000	20,309
0.13%, 10/15/2023	150,000	148,898
2.63%, 12/31/2023	150,000	156,305
2.75%, 2/15/2024	25,000	26,167
2.13%, 2/29/2024	4,955	5,120
2.50%, 5/15/2024	2,000	2,087
2.13%, 9/30/2024	25,000	25,930
2.25%, 11/15/2024	3,021	3,146
1.75%, 12/31/2024	147,012	151,009
2.00%, 2/15/2025	155,000	160,364
2.88%, 4/30/2025	4,925	5,245
2.13%, 5/15/2025	105,395	109,594
2.88%, 5/31/2025	40,158	42,800
2.00%, 8/15/2025	141,304	146,410
2.25%, 11/15/2025	110,049	115,182
0.38%, 1/31/2026	45,675	44,344
0.50%, 2/28/2026	313,160	305,417
2.50%, 2/28/2026	12,550	13,282
0.75%, 4/30/2026	15,670	15,424
0.88%, 6/30/2026	248,957	246,137
0.88%, 9/30/2026	225,000	222,100
2.00%, 11/15/2026	10,000	10,414
1.75%, 12/31/2026	64,262	66,190
0.38%, 9/30/2027	31,575	30,025
1.25%, 3/31/2028	160,035	159,435
1.25%, 4/30/2028	85,520	85,153
2.88%, 5/15/2028	7,030	7,708
1.25%, 6/30/2028	360,700	358,614
1.00%, 7/31/2028	225,000	219,955
1.13%, 2/15/2031	165,000	161,075
U.S. Treasury STRIPS Bonds
3.15%, 2/15/2022 (h)	165,423	165,405
2.73%, 5/15/2022 (h)	149,456	149,391
2.14%, 11/15/2022 (h)	237,280	236,929
3.35%, 2/15/2023 (h)	254,322	253,442
3.14%, 5/15/2023 (h)	277,105	275,690
2.57%, 8/15/2023 (h)	127,910	126,949
2.75%, 11/15/2023 (h)	30,767	30,446
2.16%, 2/15/2024 (h)	117,209	115,607
3.02%, 5/15/2024 (h)	67,278	66,113
3.18%, 8/15/2024 (h)	51,591	50,505
8.09%, 11/15/2024 (h)	3,200	3,123
6.73%, 2/15/2025 (h)	6,601	6,415
5.33%, 2/15/2026 (h)	6,700	6,409
5.57%, 5/15/2026 (h)	24,999	23,773
0.69%, 11/15/2026 (h)	10,990	10,358
1.37%, 11/15/2027 (h)	50,000	46,201
1.63%, 8/15/2029 (h)	100,000	89,249
1.82%, 11/15/2030 (h)	100,000	87,097
4.63%, 5/15/2032 (h)	113,297	95,863
3.47%, 8/15/2032 (h)	149,800	126,096
3.90%, 11/15/2032 (h)	122,788	102,809
3.98%, 2/15/2033 (h)	36,300	30,252
4.21%, 5/15/2033 (h)	108,105	89,633
5.81%, 8/15/2033 (h)	24,963	20,596
6.66%, 11/15/2033 (h)	33,709	27,651

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,032,852)		9,453,781

MORTGAGE-BACKED SECURITIES — 14.9%
FHLMC
Pool # 785618, ARM, 2.13%, 7/1/2026 (i)	20	20
Pool # 611141, ARM, 2.23%, 1/1/2027 (i)	19	19
Pool # 846812, ARM, 2.37%, 4/1/2030 (i)	6	6
Pool # 789758, ARM, 2.48%, 9/1/2032 (i)	27	27
Pool # 847621, ARM, 2.37%, 5/1/2033 (i)	578	611
Pool # 781087, ARM, 2.36%, 12/1/2033 (i)	114	115
Pool # 1B1665, ARM, 2.07%, 4/1/2034 (i)	103	104
Pool # 782870, ARM, 2.46%, 9/1/2034 (i)	517	548
Pool # 782979, ARM, 2.37%, 1/1/2035 (i)	696	739
Pool # 782980, ARM, 2.37%, 1/1/2035 (i)	181	190
Pool # 1G3591, ARM, 1.91%, 8/1/2035 (i)	47	47
Pool # 1Q0007, ARM, 2.39%, 12/1/2035 (i)	118	120
Pool # 1Q0025, ARM, 2.02%, 2/1/2036 (i)	72	76
Pool # 848431, ARM, 2.35%, 2/1/2036 (i)	254	267
Pool # 1G1861, ARM, 2.41%, 3/1/2036 (i)	370	385
Pool # 1J1380, ARM, 2.79%, 3/1/2036 (i)	181	193
Pool # 1H2618, ARM, 2.37%, 5/1/2036 (i)	366	390
Pool # 1L1286, ARM, 2.37%, 5/1/2036 (i)	136	144
Pool # 1G2415, ARM, 2.61%, 5/1/2036 (i)	52	55
Pool # 1G2557, ARM, 2.22%, 6/1/2036 (i)	776	822
Pool # 848068, ARM, 2.27%, 6/1/2036 (i)	496	495
Pool # 1A1082, ARM, 1.96%, 7/1/2036 (i)	235	245
Pool # 1H2623, ARM, 2.26%, 7/1/2036 (i)	120	129
Pool # 848365, ARM, 2.32%, 7/1/2036 (i)	181	193

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 1N0206, ARM, 1.85%, 8/1/2036 (i)	563		584
Pool # 1A1085, ARM, 1.87%, 8/1/2036 (i)	232		242
Pool # 1Q0105, ARM, 1.99%, 9/1/2036 (i)	277		291
Pool # 1B7242, ARM, 2.19%, 9/1/2036 (i)	658		695
Pool # 1N0249, ARM, 1.82%, 10/1/2036 (i)	244		248
Pool # 1G2539, ARM, 1.85%, 10/1/2036 (i)	111		111
Pool # 1A1096, ARM, 1.87%, 10/1/2036 (i)	543		568
Pool # 1A1097, ARM, 2.00%, 10/1/2036 (i)	201		210
Pool # 1J1348, ARM, 2.45%, 10/1/2036 (i)	194		195
Pool # 1K0046, ARM, 2.48%, 10/1/2036 (i)	191		192
Pool # 1G2671, ARM, 2.01%, 11/1/2036 (i)	102		103
Pool # 1J1378, ARM, 2.01%, 11/1/2036 (i)	300		313
Pool # 1Q0737, ARM, 2.04%, 11/1/2036 (i)	243		246
Pool # 782760, ARM, 2.31%, 11/1/2036 (i)	580		619
Pool # 848115, ARM, 2.35%, 11/1/2036 (i)	163		171
Pool # 1J1419, ARM, 1.86%, 12/1/2036 (i)	820		860
Pool # 1J1634, ARM, 1.96%, 12/1/2036 (i)	1,123		1,181
Pool # 1J1418, ARM, 2.06%, 12/1/2036 (i)	35		35
Pool # 1G1386, ARM, 2.27%, 12/1/2036 (i)	366		382
Pool # 1J1399, ARM, 2.42%, 12/1/2036 (i)	15		15
Pool # 1N1511, ARM, 1.79%, 1/1/2037 (i)	49		50
Pool # 1G1478, ARM, 2.16%, 1/1/2037 (i)	163		166
Pool # 1J1516, ARM, 2.07%, 2/1/2037 (i)	74		78
Pool # 1N0353, ARM, 2.23%, 2/1/2037 (i)	229		234
Pool # 1G1554, ARM, 2.28%, 2/1/2037 (i)	131		133
Pool # 1J1543, ARM, 2.48%, 2/1/2037 (i)	23		23
Pool # 1Q0739, ARM, 2.08%, 3/1/2037 (i)	487		511
Pool # 1B7303, ARM, 2.68%, 3/1/2037 (i)	32		32
Pool # 1J0399, ARM, 2.28%, 4/1/2037 (i)	14		14
Pool # 1J1564, ARM, 2.35%, 4/1/2037 (i)	225		225
Pool # 1Q0697, ARM, 1.78%, 5/1/2037 (i)	404		421
Pool # 1N1477, ARM, 2.14%, 5/1/2037 (i)	94		99
Pool # 1A1193, ARM, 2.17%, 5/1/2037 (i)	375		377
Pool # 1N1463, ARM, 2.26%, 5/1/2037 (i)	22		22
Pool # 1J1621, ARM, 2.43%, 5/1/2037 (i)	315		337
Pool # 1Q0783, ARM, 2.43%, 5/1/2037 (i)	342		346
Pool # 1J0533, ARM, 2.12%, 7/1/2037 (i)	23		23
Pool # 1J2945, ARM, 2.00%, 11/1/2037 (i)	43		43
Pool # 1Q0722, ARM, 2.41%, 4/1/2038 (i)	249		264
Pool # 1Q0789, ARM, 2.22%, 5/1/2038 (i)	69		70
Pool # 848699, ARM, 2.12%, 7/1/2040 (i)	174		183
FHLMC Gold Pools, 15 Year
Pool # G12825, 6.50%, 3/1/2022	—	(j)	—	(j)
Pool # G13603, 5.50%, 2/1/2024	5		6
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	140		148
Pool # C91417, 3.50%, 1/1/2032	2,498		2,640
Pool # C91403, 3.50%, 3/1/2032	972		1,027
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	2		2
Pool # C00376, 8.00%, 11/1/2024	1		1
Pool # C00414, 7.50%, 8/1/2025	4		5
Pool # C00452, 7.00%, 4/1/2026	4		5
Pool # G00981, 8.50%, 7/1/2028	11		12
Pool # G02210, 7.00%, 12/1/2028	171		190
Pool # C47315, 6.50%, 8/1/2029	573		646
Pool # G03029, 6.00%, 10/1/2029	50		56
Pool # A88871, 7.00%, 1/1/2031	181		201
Pool # C68485, 7.00%, 7/1/2032	23		26
Pool # G01448, 7.00%, 8/1/2032	30		34

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # C75791, 5.50%, 1/1/2033	232		263
Pool # A13625, 5.50%, 10/1/2033	207		240
Pool # A16107, 6.00%, 12/1/2033	89		99
Pool # G01864, 5.00%, 1/1/2034	141		160
Pool # A17537, 6.00%, 1/1/2034	161		187
Pool # A23139, 5.00%, 6/1/2034	422		475
Pool # A61572, 5.00%, 9/1/2034	520		591
Pool # A28796, 6.50%, 11/1/2034	47		54
Pool # G03369, 6.50%, 1/1/2035	552		615
Pool # A70350, 5.00%, 3/1/2035	146		162
Pool # A46987, 5.50%, 7/1/2035	463		530
Pool # G05713, 6.50%, 12/1/2035	345		392
Pool # G03777, 5.00%, 11/1/2036	335		380
Pool # C02660, 6.50%, 11/1/2036	104		122
Pool # G02427, 5.50%, 12/1/2036	185		214
Pool # A57681, 6.00%, 12/1/2036	36		43
Pool # G02682, 7.00%, 2/1/2037	46		53
Pool # G04949, 6.50%, 11/1/2037	275		322
Pool # G03666, 7.50%, 1/1/2038	392		456
Pool # G04952, 7.50%, 1/1/2038	220		258
Pool # G04077, 6.50%, 3/1/2038	338		398
Pool # G05671, 5.50%, 8/1/2038	368		415
Pool # G05190, 7.50%, 9/1/2038	163		186
Pool # C03466, 5.50%, 3/1/2040	131		151
Pool # A93383, 5.00%, 8/1/2040	1,390		1,585
Pool # A93511, 5.00%, 8/1/2040	5,371		6,123
Pool # G06493, 4.50%, 5/1/2041	9,068		10,030
Pool # V80351, 3.00%, 8/1/2043	16,867		17,990
Pool # Q52834, 4.00%, 12/1/2047	1,774		1,896
Pool # Z40179, 4.00%, 7/1/2048	34,478		36,918
Pool # Q57995, 5.00%, 8/1/2048	5,546		6,111
Pool # Q61104, 4.00%, 1/1/2049	1,774		1,890
Pool # Q61107, 4.00%, 1/1/2049	2,661		2,874
FHLMC Gold Pools, Other
Pool # G80341, 10.00%, 3/17/2026	—	(j)	—	(j)
Pool # P20570, 7.00%, 7/1/2029	7		7
Pool # G20027, 10.00%, 10/1/2030	41		45
Pool # B90491, 7.50%, 1/1/2032	413		461
Pool # U80192, 3.50%, 2/1/2033	1,180		1,265
Pool # U80342, 3.50%, 5/1/2033	1,393		1,494
Pool # U80345, 3.50%, 5/1/2033	3,749		4,020
Pool # L10221, 6.00%, 1/1/2034	48		50
Pool # P50523, 6.50%, 12/1/2035	93		97
Pool # H05030, 6.00%, 11/1/2036	58		64
Pool # L10291, 6.50%, 11/1/2036	976		1,094
Pool # P51353, 6.50%, 11/1/2036	809		927
Pool # P50595, 6.50%, 12/1/2036	1,424		1,677
Pool # P51361, 6.50%, 12/1/2036	625		735
Pool # G20028, 7.50%, 12/1/2036	1,364		1,522
Pool # P50531, 6.50%, 1/1/2037	101		107
Pool # P51251, 6.50%, 1/1/2037	50		52
Pool # P50536, 6.50%, 2/1/2037	69		72
Pool # P50556, 6.50%, 6/1/2037	44		45
Pool # U90690, 3.50%, 6/1/2042	11,993		12,886
Pool # U90975, 4.00%, 6/1/2042	8,461		9,206
Pool # T65101, 4.00%, 10/1/2042	353		371
Pool # U90402, 3.50%, 11/1/2042	740		791
Pool # U90673, 4.00%, 1/1/2043	1,270		1,385
Pool # U91192, 4.00%, 4/1/2043	2,104		2,279
Pool # U91488, 3.50%, 5/1/2043	1,415		1,512

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # U99051, 3.50%, 6/1/2043	3,734	4,012
Pool # U99134, 4.00%, 1/1/2046	41,554	45,314
Pool # U69030, 4.50%, 1/1/2046	14,654	16,125
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	11,194	11,916
FHLMC UMBS, 30 Year
Pool # ZT2236, 4.00%, 6/1/2048	27,241	28,991
Pool # ZT2212, 4.00%, 9/1/2048	6,353	6,763
Pool # QA0149, 4.00%, 6/1/2049	3,934	4,208
Pool # QA2578, 3.50%, 9/1/2049	1,529	1,607
Pool # RA2008, 4.00%, 1/1/2050	18,159	19,573
Pool # RA2282, 4.00%, 1/1/2050	10,603	11,577
Pool # QA7351, 3.00%, 2/1/2050	8,817	9,238
FNMA
Pool # 470623, ARM, 0.89%, 3/1/2022 (i)	7,237	7,234
Pool # 54844, ARM, 2.19%, 9/1/2027 (i)	17	18
Pool # 303532, ARM, 3.85%, 3/1/2029 (i)	11	11
Pool # 555732, ARM, 1.86%, 8/1/2033 (i)	141	147
Pool # 658481, ARM, 1.58%, 9/1/2033 (i)	227	228
Pool # 746299, ARM, 2.06%, 9/1/2033 (i)	61	64
Pool # 743546, ARM, 1.74%, 11/1/2033 (i)	236	237
Pool # 766610, ARM, 1.96%, 1/1/2034 (i)	30	30
Pool # 777132, ARM, 2.42%, 6/1/2034 (i)	199	210
Pool # 782306, ARM, 2.17%, 7/1/2034 (i)	3	3
Pool # 800422, ARM, 1.32%, 8/1/2034 (i)	169	170
Pool # 790235, ARM, 1.90%, 8/1/2034 (i)	82	83
Pool # 793062, ARM, 2.00%, 8/1/2034 (i)	36	36
Pool # 790964, ARM, 1.89%, 9/1/2034 (i)	6	6
Pool # 794792, ARM, 1.72%, 10/1/2034 (i)	48	50
Pool # 896463, ARM, 2.42%, 10/1/2034 (i)	185	197
Pool # 799912, ARM, 1.98%, 11/1/2034 (i)	28	28
Pool # 781563, ARM, 2.12%, 11/1/2034 (i)	31	32
Pool # 810896, ARM, 1.68%, 1/1/2035 (i)	790	819
Pool # 809319, ARM, 1.88%, 1/1/2035 (i)	58	59
Pool # 816594, ARM, 1.68%, 2/1/2035 (i)	25	26
Pool # 820602, ARM, 1.82%, 3/1/2035 (i)	122	122
Pool # 745862, ARM, 2.35%, 4/1/2035 (i)	170	172
Pool # 821378, ARM, 1.53%, 5/1/2035 (i)	55	55
Pool # 823660, ARM, 1.97%, 5/1/2035 (i)	40	41
Pool # 888605, ARM, 2.21%, 7/1/2035 (i)	30	29
Pool # 832801, ARM, 1.90%, 9/1/2035 (i)	91	93
Pool # 851432, ARM, 2.53%, 10/1/2035 (i)	318	319
Pool # 849251, ARM, 1.99%, 1/1/2036 (i)	403	421
Pool # 745445, ARM, 2.35%, 1/1/2036 (i)	147	155
Pool # 920340, ARM, 2.63%, 2/1/2036 (i)	37	37
Pool # 920843, ARM, 2.68%, 3/1/2036 (i)	1,219	1,303
Pool # 868952, ARM, 1.90%, 5/1/2036 (i)	27	27
Pool # 884066, ARM, 2.11%, 6/1/2036 (i)	104	105
Pool # 872825, ARM, 2.12%, 6/1/2036 (i)	559	590
Pool # 892868, ARM, 2.02%, 7/1/2036 (i)	191	194
Pool # 886558, ARM, 2.02%, 8/1/2036 (i)	333	348
Pool # 745784, ARM, 2.13%, 8/1/2036 (i)	129	130
Pool # 884722, ARM, 2.18%, 8/1/2036 (i)	47	47
Pool # 898179, ARM, 1.36%, 9/1/2036 (i)	646	664
Pool # 920547, ARM, 1.73%, 9/1/2036 (i)	185	193
Pool # 893580, ARM, 1.82%, 9/1/2036 (i)	207	215
Pool # 886772, ARM, 1.92%, 9/1/2036 (i)	494	512
Pool # 894452, ARM, 2.07%, 9/1/2036 (i)	114	115
Pool # 894239, ARM, 2.02%, 10/1/2036 (i)	229	229
Pool # 900191, ARM, 2.32%, 10/1/2036 (i)	242	247

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 900197, ARM, 2.32%, 10/1/2036 (i)	381		406
Pool # 902818, ARM, 2.20%, 11/1/2036 (i)	3		3
Pool # 902955, ARM, 2.07%, 12/1/2036 (i)	367		372
Pool # 920954, ARM, 1.70%, 1/1/2037 (i)	226		234
Pool # 888184, ARM, 2.29%, 1/1/2037 (i)	106		108
Pool # 913984, ARM, 1.61%, 2/1/2037 (i)	324		336
Pool # 915645, ARM, 2.26%, 2/1/2037 (i)	272		287
Pool # 888307, ARM, 1.98%, 4/1/2037 (i)	92		93
Pool # 948208, ARM, 1.47%, 7/1/2037 (i)	311		321
Pool # 944096, ARM, 1.72%, 7/1/2037 (i)	64		65
Pool # 995919, ARM, 1.89%, 7/1/2037 (i)	478		497
Pool # 938346, ARM, 2.08%, 7/1/2037 (i)	226		226
Pool # 945032, ARM, 2.62%, 8/1/2037 (i)	306		312
Pool # 946362, ARM, 1.76%, 9/1/2037 (i)	81		82
Pool # 946260, ARM, 2.16%, 9/1/2037 (i)	36		36
Pool # 952835, ARM, 2.40%, 9/1/2037 (i)	117		125
Pool # AD0085, ARM, 1.58%, 11/1/2037 (i)	504		521
Pool # 995108, ARM, 2.10%, 11/1/2037 (i)	300		320
Pool # AD0179, ARM, 2.35%, 12/1/2037 (i)	541		569
Pool # 966946, ARM, 2.16%, 1/1/2038 (i)	143		143
FNMA UMBS, 15 Year
Pool # 890129, 6.00%, 12/1/2021	—	(j)	—	(j)
Pool # 888834, 6.50%, 4/1/2022	—	(j)	—	(j)
Pool # 889634, 6.00%, 2/1/2023	72		73
Pool # AD0364, 5.00%, 5/1/2023	6		7
Pool # 995381, 6.00%, 1/1/2024	121		124
Pool # 995425, 6.00%, 1/1/2024	44		45
Pool # 995456, 6.50%, 2/1/2024	69		71
Pool # AE0081, 6.00%, 7/1/2024	39		40
Pool # AD0133, 5.00%, 8/1/2024	58		60
Pool # FM3386, 3.50%, 7/1/2034	2,127		2,245
FNMA UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	1		1
Pool # 555791, 6.50%, 12/1/2022	4		4
Pool # 889889, 6.50%, 7/1/2024	12		13
Pool # 888656, 6.50%, 4/1/2025	3		3
Pool # AE0096, 5.50%, 7/1/2025	95		105
Pool # 256311, 6.00%, 7/1/2026	120		133
Pool # 256352, 6.50%, 8/1/2026	221		246
Pool # 256803, 6.00%, 7/1/2027	163		181
Pool # 256962, 6.00%, 11/1/2027	82		91
Pool # 257007, 6.00%, 12/1/2027	247		275
Pool # 257048, 6.00%, 1/1/2028	444		494
Pool # 890222, 6.00%, 10/1/2028	314		349
Pool # AE0049, 6.00%, 9/1/2029	210		234
Pool # AO7761, 3.50%, 7/1/2032	667		710
Pool # MA1138, 3.50%, 8/1/2032	3,779		4,026
Pool # AL6238, 4.00%, 1/1/2035	10,110		11,061
FNMA UMBS, 30 Year
Pool # 189190, 7.50%, 11/1/2022	1		1
Pool # 50966, 7.00%, 1/1/2024	1		1
Pool # 250066, 8.00%, 5/1/2024	1		1
Pool # 250103, 8.50%, 7/1/2024	3		3
Pool # 303031, 7.50%, 10/1/2024	1		1
Pool # 308499, 8.50%, 5/1/2025	—	(j)	—	(j)
Pool # 399269, 7.00%, 4/1/2026	4		4
Pool # 689977, 8.00%, 3/1/2027	35		38
Pool # 695533, 8.00%, 6/1/2027	31		34
Pool # 313687, 7.00%, 9/1/2027	3		3
Pool # 756024, 8.00%, 9/1/2028	42		46
Pool # 755973, 8.00%, 11/1/2028	105		119

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 455759, 6.00%, 12/1/2028	10	11
Pool # 252211, 6.00%, 1/1/2029	16	19
Pool # 459097, 7.00%, 1/1/2029	6	6
Pool # 889020, 6.50%, 11/1/2029	2,221	2,489
Pool # 598559, 6.50%, 8/1/2031	71	82
Pool # 679886, 6.50%, 2/1/2032	330	368
Pool # 649734, 7.00%, 6/1/2032	15	15
Pool # 682078, 5.50%, 11/1/2032	355	407
Pool # 675555, 6.00%, 12/1/2032	99	110
Pool # AL0045, 6.00%, 12/1/2032	743	863
Pool # 683351, 5.50%, 2/1/2033	9	10
Pool # 357363, 5.50%, 3/1/2033	406	465
Pool # 674349, 6.00%, 3/1/2033	44	49
Pool # 688625, 6.00%, 3/1/2033	25	28
Pool # 688655, 6.00%, 3/1/2033	11	12
Pool # 695584, 6.00%, 3/1/2033	6	6
Pool # 254693, 5.50%, 4/1/2033	262	300
Pool # 702901, 6.00%, 5/1/2033	110	128
Pool # 720576, 5.00%, 6/1/2033	80	90
Pool # 995656, 7.00%, 6/1/2033	441	510
Pool # 723852, 5.00%, 7/1/2033	81	92
Pool # 729296, 5.00%, 7/1/2033	87	98
Pool # 720155, 5.50%, 7/1/2033	63	71
Pool # 729379, 6.00%, 8/1/2033	23	26
Pool # AA0917, 5.50%, 9/1/2033	1,075	1,230
Pool # 737825, 6.00%, 9/1/2033	61	70
Pool # 750977, 4.50%, 11/1/2033	56	61
Pool # 725027, 5.00%, 11/1/2033	215	244
Pool # 755109, 5.50%, 11/1/2033	17	19
Pool # 753174, 4.00%, 12/1/2033	262	282
Pool # 725017, 5.50%, 12/1/2033	466	539
Pool # 759424, 5.50%, 1/1/2034	52	60
Pool # 751341, 5.50%, 3/1/2034	46	51
Pool # 770405, 5.00%, 4/1/2034	621	704
Pool # 776708, 5.00%, 5/1/2034	189	215
Pool # AC1317, 4.50%, 9/1/2034	166	182
Pool # 888568, 5.00%, 12/1/2034	145	164
Pool # 810663, 5.00%, 1/1/2035	91	100
Pool # 995003, 7.50%, 1/1/2035	188	218
Pool # 995156, 7.50%, 3/1/2035	239	282
Pool # 735503, 6.00%, 4/1/2035	481	547
Pool # 827776, 5.00%, 7/1/2035	65	73
Pool # 820347, 5.00%, 9/1/2035	293	334
Pool # 745148, 5.00%, 1/1/2036	228	260
Pool # 888417, 6.50%, 1/1/2036	1,392	1,551
Pool # 745275, 5.00%, 2/1/2036	185	210
Pool # 833629, 7.00%, 3/1/2036	12	14
Pool # 745418, 5.50%, 4/1/2036	334	381
Pool # 888016, 5.50%, 5/1/2036	449	518
Pool # 888209, 5.50%, 5/1/2036	293	339
Pool # 870770, 6.50%, 7/1/2036	26	30
Pool # 976871, 6.50%, 8/1/2036	895	1,014
Pool # AA0922, 6.00%, 9/1/2036	1,685	1,961
Pool # 745948, 6.50%, 10/1/2036	193	227
Pool # AA1019, 6.00%, 11/1/2036	262	308
Pool # 888476, 7.50%, 5/1/2037	191	233
Pool # 928584, 6.50%, 8/1/2037	139	164
Pool # 945870, 6.50%, 8/1/2037	215	242

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 986648, 6.00%, 9/1/2037	433	507
Pool # 928670, 7.00%, 9/1/2037	215	230
Pool # 888890, 6.50%, 10/1/2037	343	399
Pool # 888707, 7.50%, 10/1/2037	888	1,070
Pool # 888892, 7.50%, 11/1/2037	265	312
Pool # AL0662, 5.50%, 1/1/2038	565	645
Pool # 995505, 8.00%, 1/1/2038	26	29
Pool # 929331, 6.00%, 4/1/2038	87	96
Pool # 909236, 7.00%, 9/1/2038	318	394
Pool # 890268, 6.50%, 10/1/2038	406	470
Pool # 995149, 6.50%, 10/1/2038	1,635	1,891
Pool # 934591, 7.00%, 10/1/2038	470	570
Pool # AB2869, 6.00%, 11/1/2038	354	404
Pool # 991908, 7.00%, 11/1/2038	319	373
Pool # 995504, 7.50%, 11/1/2038	199	240
Pool # 257510, 7.00%, 12/1/2038	977	1,213
Pool # AD0753, 7.00%, 1/1/2039	1,398	1,692
Pool # AD0780, 7.50%, 4/1/2039	869	1,082
Pool # AC2948, 5.00%, 9/1/2039	691	787
Pool # AC3740, 5.50%, 9/1/2039	249	277
Pool # AC7296, 5.50%, 12/1/2039	298	334
Pool # AD7790, 5.00%, 8/1/2040	2,942	3,352
Pool # AD9151, 5.00%, 8/1/2040	1,108	1,254
Pool # AL2059, 4.00%, 6/1/2042	8,331	9,260
Pool # AB9017, 3.00%, 4/1/2043	11,212	11,881
Pool # AT5891, 3.00%, 6/1/2043	14,421	15,375
Pool # AB9860, 3.00%, 7/1/2043	10,881	11,527
Pool # AL7527, 4.50%, 9/1/2043	5,571	6,162
Pool # AL7496, 3.50%, 5/1/2044	21,530	23,412
Pool # AX9319, 3.50%, 12/1/2044	8,264	8,834
Pool # AL7380, 3.50%, 2/1/2045	12,513	13,607
Pool # AS6479, 3.50%, 1/1/2046	28,421	30,908
Pool # BM1213, 4.00%, 4/1/2047	10,964	11,898
Pool # BH7650, 4.00%, 9/1/2047	7,049	7,641
Pool # BM3500, 4.00%, 9/1/2047	40,691	44,371
Pool # BE8344, 4.00%, 11/1/2047	2,656	2,843
Pool # BJ7248, 4.00%, 12/1/2047	5,115	5,570
Pool # BE8349, 4.00%, 1/1/2048	2,738	2,930
Pool # BJ5756, 4.00%, 1/1/2048	6,908	7,387
Pool # BJ7310, 4.00%, 1/1/2048	10,298	11,207
Pool # BJ8237, 4.00%, 1/1/2048	7,156	7,788
Pool # BJ8264, 4.00%, 1/1/2048	4,505	4,902
Pool # BM3375, 4.00%, 1/1/2048	8,273	8,990
Pool # BK1007, 4.00%, 2/1/2048	1,462	1,584
Pool # BK1134, 4.00%, 2/1/2048	7,148	7,652
Pool # BM3665, 4.00%, 3/1/2048	45,071	49,079
Pool # BE8366, 4.50%, 7/1/2048	6,736	7,311
Pool # BK7982, 5.00%, 7/1/2048	6,659	7,396
Pool # BN0271, 4.50%, 9/1/2048	2,498	2,702
Pool # BN1315, 4.50%, 9/1/2048	3,064	3,292
Pool # BN4733, 5.50%, 3/1/2049	496	560
Pool # BK8745, 4.50%, 4/1/2049	3,453	3,716
Pool # FM1939, 4.50%, 5/1/2049	19,441	20,875
Pool # BK8753, 4.50%, 6/1/2049	6,835	7,428
Pool # CA3713, 5.00%, 6/1/2049	4,489	4,923
Pool # BO2305, 4.00%, 7/1/2049	7,953	8,494
Pool # BO5607, 3.50%, 9/1/2049	4,031	4,238
Pool # BO1405, 4.00%, 9/1/2049	7,440	7,936
Pool # BO4392, 3.50%, 1/1/2050	7,927	8,361
Pool # BP5299, 3.50%, 3/1/2050	7,621	8,298

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # CA5729, 3.00%, 5/1/2050	7,952	8,263
Pool # FM3671, 4.50%, 5/1/2050	8,205	9,119
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	5	5
Pool # 252409, 6.50%, 3/1/2029	70	76
Pool # 653815, 7.00%, 2/1/2033	9	10
Pool # 752786, 6.00%, 9/1/2033	86	93
Pool # CA3029, 4.00%, 1/1/2049	5,792	6,115
Pool # CA5105, 3.50%, 2/1/2050	8,892	9,354
FNMA, Other
Pool # 469873, 3.03%, 12/1/2021	7,166	7,164
Pool # 470269, 2.97%, 1/1/2022	5,757	5,756
Pool # 470622, 2.75%, 3/1/2022	1,321	1,323
Pool # 470539, 3.14%, 3/1/2022	2,259	2,258
Pool # 471151, 3.02%, 5/1/2022	5,124	5,123
Pool # 471881, 2.67%, 7/1/2022	5,426	5,446
Pool # 471828, 2.65%, 8/1/2022	8,968	9,016
Pool # AM0585, 2.38%, 11/1/2022	6,676	6,737
Pool # AM1437, 2.41%, 11/1/2022	1,203	1,214
Pool # AM0806, 2.45%, 11/1/2022	11,692	11,805
Pool # AM1385, 2.55%, 11/1/2022	9,684	9,782
Pool # AM1386, 2.55%, 11/1/2022	3,096	3,127
Pool # AM1476, 2.32%, 12/1/2022	2,890	2,920
Pool # AM1619, 2.34%, 12/1/2022	17,046	17,224
Pool # AM2111, 2.34%, 1/1/2023	10,577	10,702
Pool # AM2072, 2.37%, 1/1/2023	8,408	8,507
Pool # AM2252, 2.44%, 1/1/2023	7,640	7,736
Pool # AM2695, 2.49%, 3/1/2023	6,248	6,343
Pool # AM2747, 2.50%, 4/1/2023	12,555	12,778
Pool # AM3069, 2.64%, 4/1/2023	2,779	2,830
Pool # AL3594, 2.72%, 4/1/2023 (i)	2,606	2,655
Pool # AM3244, 2.52%, 5/1/2023	28,698	29,232
Pool # AM3577, 2.42%, 6/1/2023	6,933	7,061
Pool # AL3876, 2.73%, 6/1/2023 (i)	10,427	10,634
Pool # AM3589, 2.77%, 6/1/2023	7,601	7,771
Pool # AM3646, 2.64%, 7/1/2023	3,587	3,667
Pool # AM4011, 3.67%, 7/1/2023	42,150	43,579
Pool # AM3990, 3.74%, 7/1/2023	4,548	4,705
Pool # AM4170, 3.51%, 8/1/2023	9,000	9,302
Pool # AM4066, 3.59%, 8/1/2023	9,865	10,206
Pool # AM4716, 3.38%, 12/1/2023	2,850	2,958
Pool # AM4720, 3.45%, 1/1/2024	23,042	23,973
Pool # AM7024, 2.90%, 12/1/2024	8,200	8,598
Pool # AM7290, 2.97%, 12/1/2024	23,410	24,535
Pool # AM7124, 3.11%, 12/1/2024	24,474	25,786
Pool # AM7682, 2.84%, 1/1/2025	33,594	35,107
Pool # AM7654, 2.86%, 1/1/2025	6,268	6,561
Pool # AM7795, 2.92%, 1/1/2025	31,879	33,439
Pool # AM7698, 2.96%, 1/1/2025	9,350	9,830
Pool # AM7372, 3.05%, 1/1/2025	1,740	1,834
Pool # 470300, 3.64%, 1/1/2025	4,528	4,832
Pool # AM8251, 2.70%, 4/1/2025	9,312	9,726
Pool # AM8846, 2.68%, 5/1/2025	5,897	6,158
Pool # AM9149, 2.63%, 6/1/2025	6,039	6,303
Pool # AM9548, 3.17%, 8/1/2025	6,800	7,237
Pool # AN0029, 3.10%, 9/1/2025	9,513	10,104
Pool # AM4660, 3.77%, 12/1/2025	26,110	28,364
Pool # AN0767, 3.18%, 1/1/2026	8,090	8,633
Pool # AN1292, 2.84%, 4/1/2026	8,748	9,248

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AN1590, 2.40%, 5/1/2026	9,064	9,439
Pool # AN1413, 2.49%, 5/1/2026	21,019	21,978
Pool # AN1497, 2.61%, 6/1/2026	11,034	11,598
Pool # AN1243, 2.64%, 6/1/2026	7,998	8,410
Pool # AN1247, 2.64%, 6/1/2026	9,848	10,356
Pool # 468645, 4.54%, 7/1/2026	2,150	2,421
Pool # AN2367, 2.46%, 8/1/2026	6,125	6,405
Pool # AM6381, 3.29%, 8/1/2026	32,293	34,717
Pool # 468574, 4.55%, 8/1/2026	6,736	7,351
Pool # 468573, 4.76%, 8/1/2026	8,175	9,219
Pool # 468927, 4.77%, 8/1/2026	5,203	5,868
Pool # AM6448, 3.25%, 9/1/2026	9,442	10,183
Pool # AM7062, 3.44%, 10/1/2026	7,914	8,578
Pool # AM7117, 3.14%, 12/1/2026	18,819	20,234
Pool # AM7262, 3.19%, 12/1/2026	16,145	17,440
Pool # AM7011, 3.22%, 12/1/2026	2,748	2,968
Pool # AM7390, 3.26%, 12/1/2026	7,305	7,875
Pool # FN0029, 4.63%, 12/1/2026 (i)	7,354	8,232
Pool # AM8008, 2.94%, 2/1/2027	11,734	12,488
Pool # AM7515, 3.34%, 2/1/2027	16,000	17,340
Pool # AM8280, 2.91%, 3/1/2027	5,718	6,071
Pool # AM8745, 2.81%, 5/1/2027	9,354	9,952
Pool # AM8784, 2.89%, 5/1/2027	7,839	8,364
Pool # AM8803, 2.78%, 6/1/2027	3,934	4,182
Pool # AM9087, 3.00%, 6/1/2027	16,389	17,607
Pool # AM9170, 3.00%, 6/1/2027	4,422	4,742
Pool # AM9345, 3.25%, 7/1/2027	7,417	8,063
Pool # AN6532, 2.92%, 9/1/2027	4,991	5,357
Pool # AN7048, 2.90%, 10/1/2027	6,475	6,932
Pool # AM1469, 2.96%, 11/1/2027	3,700	3,961
Pool # AN7669, 2.83%, 12/1/2027	19,942	21,312
Pool # AN8114, 3.00%, 1/1/2028	7,771	8,378
Pool # AN8048, 3.08%, 1/1/2028	43,775	47,321
Pool # AN7943, 3.10%, 1/1/2028	14,794	16,043
Pool # AN1600, 2.59%, 6/1/2028	7,262	7,693
Pool # AN9686, 3.52%, 6/1/2028	40,550	45,123
Pool # AN9486, 3.57%, 6/1/2028	26,476	29,608
Pool # AN2005, 2.73%, 7/1/2028	9,765	10,445
Pool # 387806, 3.55%, 8/1/2028	15,289	17,085
Pool # 109782, 3.55%, 9/1/2028	42,698	47,660
Pool # BL0919, 3.82%, 9/1/2028	18,938	21,352
Pool # BL1040, 3.81%, 12/1/2028	42,090	47,905
Pool # BL0907, 3.88%, 12/1/2028	11,997	13,663
Pool # BL1435, 3.53%, 1/1/2029	23,495	26,330
Pool # BL4317, 2.27%, 9/1/2029	4,709	4,915
Pool # AN6846, 2.93%, 10/1/2029	13,300	14,459
Pool # BL4333, 2.52%, 11/1/2029	41,968	44,535
Pool # AM8123, 2.92%, 2/1/2030	7,789	8,403
Pool # AM7785, 3.17%, 2/1/2030	5,980	6,566
Pool # AM7516, 3.55%, 2/1/2030	13,000	14,457
Pool # AM8692, 3.03%, 4/1/2030	25,000	27,253
Pool # AM8544, 3.08%, 4/1/2030	14,840	16,139
Pool # AM8889, 2.92%, 5/1/2030	11,320	12,335
Pool # AM8151, 2.94%, 5/1/2030	12,000	12,931
Pool # AM8802, 3.10%, 5/1/2030	4,907	5,347
Pool # AN9154, 3.64%, 5/1/2030	4,109	4,667
Pool # AM9020, 2.97%, 6/1/2030	7,627	8,243
Pool # AM9154, 3.18%, 6/1/2030	8,832	9,681
Pool # AN9293, 3.71%, 9/1/2030	60,000	68,526
Pool # BL9494, 1.46%, 12/1/2030	10,000	9,768

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BL0979, 4.05%, 12/1/2030	4,125	4,822
Pool # AH9683, 5.00%, 4/1/2031	592	652
Pool # AN1829, 2.90%, 6/1/2031	7,401	7,988
Pool # BL4310, 2.35%, 10/1/2031	11,325	11,867
Pool # AN2625, 2.50%, 10/1/2031	9,641	10,148
Pool # AN5065, 3.34%, 4/1/2032	26,680	30,030
Pool # AQ7084, 3.50%, 12/1/2032	1,687	1,808
Pool # 650236, 5.00%, 12/1/2032	5	5
Pool # AR7484, 3.50%, 2/1/2033	2,633	2,823
Pool # AT7117, 3.50%, 6/1/2033	1,170	1,255
Pool # AN9695, 3.67%, 7/1/2033	32,550	38,073
Pool # AN9950, 3.89%, 7/1/2033	9,346	9,870
Pool # 810997, 5.50%, 10/1/2034	106	110
Pool # AM7122, 3.61%, 11/1/2034	5,253	6,038
Pool # BL5976, 2.49%, 4/1/2035	22,962	24,111
Pool # AM8474, 3.45%, 4/1/2035	4,715	5,364
Pool # AM8475, 3.45%, 4/1/2035	1,913	2,176
Pool # BL6315, 2.20%, 5/1/2035	5,081	5,162
Pool # AM9188, 3.12%, 6/1/2035	23,000	25,766
Pool # AM9532, 3.63%, 10/1/2035	3,554	4,122
Pool # AN0375, 3.76%, 12/1/2035	3,548	4,166
Pool # 256051, 5.50%, 12/1/2035	88	93
Pool # 256128, 6.00%, 2/1/2036	22	23
Pool # 880219, 7.00%, 2/1/2036	63	66
Pool # 868763, 6.50%, 4/1/2036	8	8
Pool # 907742, 7.00%, 12/1/2036	62	69
Pool # 920934, 6.50%, 1/1/2037	311	358
Pool # 888408, 6.00%, 3/1/2037	211	221
Pool # 888373, 7.00%, 3/1/2037	44	48
Pool # 888412, 7.00%, 4/1/2037	64	72
Pool # 995783, 8.00%, 11/1/2037	78	85
Pool # 257209, 5.50%, 5/1/2038	102	114
Pool # MA0127, 5.50%, 6/1/2039	140	153
Pool # AL2606, 4.00%, 3/1/2042	290	304
Pool # AO7225, 4.00%, 7/1/2042	1,789	1,937
Pool # AO9352, 4.00%, 7/1/2042	2,385	2,602
Pool # AO9353, 4.00%, 7/1/2042	2,184	2,381
Pool # MA1125, 4.00%, 7/1/2042	1,835	1,987
Pool # MA1178, 4.00%, 9/1/2042	10,270	11,120
Pool # MA1213, 3.50%, 10/1/2042	4,365	4,689
Pool # MA1251, 3.50%, 11/1/2042	11,723	12,592
Pool # MA1253, 4.00%, 11/1/2042	8,491	9,215
Pool # AR1397, 3.00%, 1/1/2043	7,863	8,339
Pool # MA1328, 3.50%, 1/1/2043	1,564	1,680
Pool # AQ9999, 3.00%, 2/1/2043	4,051	4,277
Pool # MA1373, 3.50%, 3/1/2043	2,622	2,817
Pool # MA1404, 3.50%, 4/1/2043	7,884	8,468
Pool # AB9096, 4.00%, 4/1/2043	974	1,055
Pool # AB9196, 3.50%, 5/1/2043	2,314	2,473
Pool # AT4051, 3.50%, 5/1/2043	1,092	1,173
Pool # MA1437, 3.50%, 5/1/2043	9,056	9,727
Pool # AT5914, 3.50%, 6/1/2043	5,353	5,750
Pool # MA1463, 3.50%, 6/1/2043	10,752	11,548
Pool # AB9704, 4.00%, 6/1/2043	2,343	2,554
Pool # MA1711, 4.50%, 12/1/2043	12,624	13,895
Pool # AL6167, 3.50%, 1/1/2044	5,707	6,129
Pool # MA1759, 4.00%, 1/1/2044	4,147	4,490
Pool # MA1760, 4.50%, 1/1/2044	4,004	4,407

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AV9286, 4.00%, 2/1/2044	3,143		3,426
Pool # MA1800, 4.00%, 2/1/2044	2,344		2,556
Pool # MA1828, 4.50%, 3/1/2044	9,897		10,959
Pool # MA2429, 4.00%, 10/1/2045	2,940		3,205
Pool # MA2565, 4.00%, 3/1/2046	3,796		4,119
Pool # BM5835, 3.00%, 9/1/2047	13,271		13,704
Pool # AD0523, 6.00%, 11/1/2048	248		267
Pool # BF0230, 5.50%, 1/1/2058	54,362		64,706
Pool # BF0341, 5.50%, 1/1/2059	23,478		27,766
Pool # BF0464, 3.50%, 3/1/2060	68,336		73,984
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 2/25/2052 (k)	1,086,455		1,108,481
GNMA I, 30 Year
Pool # 345288, 7.50%, 3/15/2023	—	(j)	—	(j)
Pool # 352108, 7.00%, 8/15/2023	—	(j)	—	(j)
Pool # 363030, 7.00%, 9/15/2023	15		15
Pool # 352022, 7.00%, 11/15/2023	1		1
Pool # 366706, 6.50%, 1/15/2024	12		13
Pool # 371281, 7.00%, 2/15/2024	4		4
Pool # 782507, 9.50%, 10/15/2024	—	(j)	—	(j)
Pool # 780029, 9.00%, 11/15/2024	—	(j)	—	(j)
Pool # 780965, 9.50%, 12/15/2025	—	(j)	—	(j)
Pool # 442119, 7.50%, 11/15/2026	2		2
Pool # 411829, 7.50%, 7/15/2027	6		6
Pool # 554108, 6.50%, 3/15/2028	48		53
Pool # 481872, 7.50%, 7/15/2028	4		4
Pool # 468149, 8.00%, 8/15/2028	6		6
Pool # 468236, 6.50%, 9/15/2028	103		114
Pool # 486537, 7.50%, 9/15/2028	17		19
Pool # 486631, 6.50%, 10/15/2028	4		5
Pool # 466406, 6.00%, 11/15/2028	38		42
Pool # 781328, 7.00%, 9/15/2031	408		468
Pool # 569568, 6.50%, 1/15/2032	314		362
Pool # 591882, 6.50%, 7/15/2032	17		19
Pool # 607645, 6.50%, 2/15/2033	66		73
Pool # 607724, 7.00%, 2/15/2033	43		48
Pool # 783123, 5.50%, 4/15/2033	1,623		1,878
Pool # 604209, 6.50%, 4/15/2033	46		51
Pool # 614546, 5.50%, 6/15/2033	15		17
Pool # 781614, 7.00%, 6/15/2033	113		134
Pool # 781689, 5.50%, 12/15/2033	61		71
Pool # 632415, 5.50%, 7/15/2034	23		26
Pool # 574710, 5.50%, 9/15/2034	24		27
Pool # 782615, 7.00%, 6/15/2035	977		1,129
Pool # 782025, 6.50%, 12/15/2035	360		415
Pool # 617486, 7.00%, 4/15/2037	108		118
Pool # 782212, 7.50%, 10/15/2037	190		219
Pool # BI6868, 5.00%, 3/15/2049	3,078		3,554
Pool # BM1726, 5.00%, 3/15/2049	3,544		4,085
GNMA II
Pool # CE5521, ARM, 1.84%, 8/20/2071 (i)	12,553		13,609
Pool # CE5523, ARM, 1.97%, 8/20/2071 (i)	20,323		22,071
Pool # CE9356, ARM, 1.68%, 9/20/2071 (i)	9,759		10,417
Pool # CE5537, ARM, 1.82%, 9/20/2071 (i)	33,399		36,217
Pool # CE5533, ARM, 1.88%, 9/20/2071 (i)	37,306		40,430
Pool # CE5536, ARM, 1.92%, 9/20/2071 (i)	31,723		34,486
Pool # CE5544, ARM, 1.80%, 10/20/2071 (i)	35,978		38,935
Pool # CE5550, ARM, 1.84%, 10/20/2071 (i)	18,000		19,787
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	1		1
Pool # 1989, 8.50%, 4/20/2025	4		5
Pool # 2006, 8.50%, 5/20/2025	6		6

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 2141, 8.00%, 12/20/2025	2		2
Pool # 2234, 8.00%, 6/20/2026	5		6
Pool # 2270, 8.00%, 8/20/2026	4		5
Pool # 2285, 8.00%, 9/20/2026	5		6
Pool # 2324, 8.00%, 11/20/2026	4		5
Pool # 2499, 8.00%, 10/20/2027	10		11
Pool # 2512, 8.00%, 11/20/2027	10		11
Pool # 2525, 8.00%, 12/20/2027	5		6
Pool # 2549, 7.50%, 2/20/2028	6		7
Pool # 2562, 6.00%, 3/20/2028	33		36
Pool # 2633, 8.00%, 8/20/2028	—	(j)	—	(j)
Pool # 2646, 7.50%, 9/20/2028	17		19
Pool # 2647, 8.00%, 9/20/2028	2		2
Pool # 2781, 6.50%, 7/20/2029	377		423
Pool # 4224, 7.00%, 8/20/2038	99		116
Pool # 4245, 6.00%, 9/20/2038	2,188		2,510
Pool # 783389, 6.00%, 8/20/2039	1,003		1,141
Pool # 783444, 5.50%, 9/20/2039	576		665
Pool # 783967, 4.25%, 12/20/2044	5,204		5,626
Pool # AK8791, 3.75%, 7/20/2045	1,721		1,879
Pool # BD0481, 4.00%, 12/20/2047	1,966		2,126
Pool # BD0484, 4.50%, 12/20/2047	10,134		10,855
Pool # BE0207, 4.50%, 2/20/2048	5,387		5,867
Pool # BE0208, 4.50%, 2/20/2048	6,653		7,192
Pool # BE5169, 4.50%, 2/20/2048	7,125		7,670
Pool # BA7567, 4.50%, 5/20/2048	2,463		2,624
Pool # BG6360, 5.00%, 5/20/2048	9,862		10,971
Pool # BF2574, 5.50%, 5/20/2048	135		150
Pool # BI0728, 5.00%, 7/20/2048	9,080		10,137
Pool # BD0551, 4.50%, 8/20/2048	3,094		3,340
Pool # BI5288, 5.00%, 8/20/2048	12,074		13,416
Pool # BI5289, 5.00%, 8/20/2048	18,734		20,773
Pool # AY2411, 4.25%, 9/20/2048	4,159		4,613
Pool # 784598, 5.00%, 9/20/2048	14,107		15,692
Pool # 784626, 4.50%, 10/20/2048	2,352		2,522
Pool # BK2586, 5.00%, 11/20/2048	2,188		2,390
Pool # BJ7082, 5.00%, 12/20/2048	767		844
Pool # BJ7085, 5.00%, 12/20/2048	1,810		1,995
Pool # BK7169, 5.00%, 12/20/2048	12,570		13,720
Pool # BK8878, 4.50%, 2/20/2049	3,060		3,289
Pool # BK7189, 5.00%, 2/20/2049	11,266		12,340
Pool # BJ9972, 5.50%, 2/20/2049	1,841		2,051
Pool # BK7198, 4.50%, 3/20/2049	4,403		4,708
Pool # BK7199, 5.00%, 3/20/2049	2,639		2,894
Pool # BL8042, 5.00%, 3/20/2049	9,006		9,945
Pool # BL9333, 5.00%, 3/20/2049	3,432		3,800
Pool # BG0079, 5.50%, 3/20/2049	1,735		1,933
Pool # BI6888, 5.50%, 3/20/2049	242		271
Pool # BL6756, 5.50%, 3/20/2049	620		690
Pool # BJ1322, 5.00%, 4/20/2049	6,392		7,138
Pool # BJ9622, 5.00%, 4/20/2049	2,953		3,224
Pool # BK7209, 5.00%, 4/20/2049	11,959		13,131
Pool # BL6758, 5.50%, 4/20/2049	3,029		3,373
Pool # BM9664, 4.50%, 5/20/2049	13,016		14,126
Pool # BM9683, 5.00%, 6/20/2049	24,892		27,351
Pool # BO2880, 5.00%, 6/20/2049	668		723
Pool # BN3950, 5.50%, 6/20/2049	5,542		6,218
Pool # BN2629, 4.00%, 7/20/2049	16,054		17,476

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BI0926, 5.00%, 7/20/2049	1,240	1,361
Pool # BI0927, 5.00%, 7/20/2049	622	672
Pool # BM2186, 5.00%, 7/20/2049	1,001	1,101
Pool # BM2187, 5.00%, 7/20/2049	787	861
Pool # BO2871, 5.00%, 7/20/2049	549	598
Pool # BO2872, 5.00%, 7/20/2049	1,450	1,590
Pool # BO2878, 5.00%, 7/20/2049	747	808
Pool # BO2879, 5.00%, 7/20/2049	1,467	1,601
Pool # BO3162, 5.00%, 7/20/2049	62,993	71,053
Pool # BO3173, 5.00%, 7/20/2049	1,357	1,487
Pool # BO3174, 5.00%, 7/20/2049	760	822
Pool # BO3175, 5.00%, 7/20/2049	738	817
Pool # BO8226, 5.00%, 7/20/2049	717	781
Pool # BO8229, 5.00%, 7/20/2049	8,280	9,191
Pool # BO8235, 5.00%, 7/20/2049	1,008	1,095
Pool # BO8236, 5.00%, 7/20/2049	440	476
Pool # BP4243, 5.00%, 8/20/2049	14,728	16,257
Pool # BN2649, 3.50%, 9/20/2049	4,827	5,160
Pool # BM9713, 4.50%, 9/20/2049	4,216	4,515
Pool # BP4337, 4.50%, 9/20/2049	21,014	23,027
Pool # BQ3224, 4.50%, 9/20/2049	18,815	20,364
Pool # 784810, 5.00%, 9/20/2049	16,722	18,821
Pool # BM9734, 4.00%, 10/20/2049	6,306	6,766
Pool # 784847, 4.50%, 11/20/2049	28,822	31,342
Pool # BQ8694, 4.50%, 11/20/2049	1,199	1,311
Pool # BQ8696, 4.50%, 11/20/2049	1,248	1,378
Pool # BR2686, 4.50%, 11/20/2049	3,462	3,787
Pool # BR2687, 4.50%, 11/20/2049	5,991	6,613
Pool # BR2688, 4.50%, 11/20/2049	3,089	3,357
Pool # BR2689, 4.50%, 11/20/2049	4,645	5,076
Pool # BR2739, 4.50%, 11/20/2049	2,619	2,872
Pool # BR2756, 4.50%, 11/20/2049	2,742	3,026
Pool # BR2757, 4.50%, 11/20/2049	2,640	2,887
Pool # BR3820, 4.50%, 11/20/2049	608	657
Pool # BR3821, 4.50%, 11/20/2049	1,131	1,233
Pool # BS0953, 4.50%, 11/20/2049	2,358	2,591
Pool # BQ4131, 3.50%, 12/20/2049	16,078	17,037
Pool # BI0940, 4.50%, 12/20/2049	786	860
Pool # BQ3796, 4.50%, 12/20/2049	4,082	4,513
Pool # BR2730, 4.50%, 12/20/2049	1,201	1,315
Pool # BR2731, 4.50%, 12/20/2049	1,085	1,190
Pool # BR2732, 4.50%, 12/20/2049	1,973	2,170
Pool # BR2755, 4.50%, 12/20/2049	1,464	1,603
Pool # BR3822, 4.50%, 12/20/2049	900	978
Pool # BR3823, 4.50%, 12/20/2049	1,861	2,032
Pool # BR3824, 4.50%, 12/20/2049	2,151	2,362
Pool # BS0951, 4.50%, 12/20/2049	2,178	2,404
Pool # BS0952, 4.50%, 12/20/2049	1,697	1,874
Pool # BQ4132, 3.50%, 1/20/2050	6,484	6,931
Pool # BQ4133, 3.50%, 1/20/2050	6,620	7,143
Pool # BR1548, 3.50%, 1/20/2050	4,333	4,692
Pool # BS8380, 4.50%, 2/20/2050	6,121	6,702
Pool # BP8085, 3.00%, 3/20/2050	5,174	5,370
Pool # BR3892, 4.00%, 3/20/2050	14,770	16,389
Pool # BT8094, 4.00%, 4/20/2050	1,248	1,378
Pool # BT8095, 4.00%, 4/20/2050	6,464	7,055
Pool # BT8096, 4.00%, 4/20/2050	9,057	9,809
Pool # BT8097, 4.00%, 4/20/2050	9,925	10,804
Pool # BT8098, 4.00%, 4/20/2050	11,425	12,430
Pool # BT8099, 4.00%, 4/20/2050	11,482	12,432

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BW7042, 3.50%, 9/20/2050	24,915	26,974
Pool # 785294, 3.50%, 1/20/2051	71,650	78,301
Pool # MA7534, 2.50%, 8/20/2051	360,059	370,372
Pool # MA7649, 2.50%, 10/20/2051	42,805	44,031
Pool # CH9031, 3.50%, 10/20/2051	23,373	25,294
Pool # CI9257, 3.50%, 11/20/2051	28,689	30,683
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	606	643
Pool # 4285, 6.00%, 11/20/2038	12	13
Pool # AD0862, 3.75%, 1/20/2039	1,179	1,251
Pool # AC0973, 4.39%, 5/20/2063 (i)	12	12
Pool # 784879, 4.08%, 11/20/2069 (i)	18,082	19,500
Pool # 785137, 3.09%, 8/20/2070 (i)	20,224	21,137
Pool # 785183, 2.93%, 10/20/2070 (i)	43,949	45,629

TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,375,310)		5,511,961

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.3%
ACC Series 2019-AA, 3.68%, 9/15/2022 ‡	48,488	48,488
Acrc Series TL-2021A, 3.75%, 11/15/2026 ‡	37,000	37,000
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,956	3,034
Series 2005-1CB, Class 1A6, IF, IO, 7.01%, 3/25/2035 ‡ (i)	909	130
Series 2005-22T1, Class A2, IF, IO, 4.98%, 6/25/2035 ‡ (i)	4,172	615
Series 2005-20CB, Class 3A8, IF, IO, 4.66%, 7/25/2035 ‡ (i)	3,093	391
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,297	1,309
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	52	33
Series 2005-37T1, Class A2, IF, IO, 4.96%, 9/25/2035 ‡ (i)	13,536	1,956
Series 2005-54CB, Class 1A2, IF, IO, 4.76%, 11/25/2035 ‡ (i)	4,370	615
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,106	1,028
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	16	15
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	494	498
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (i)	7	7
Anchor Mortgage Trust Series 2021-1, Class A1, 2.60%, 10/25/2026 (a)	96,000	96,334
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (i)	43,642	43,735
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (i)	562	509
BAML PIMCO EBO 3.34%, 4/15/2023 ‡	33,901	33,901
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019 ‡	8	5
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	128	102
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	157	168
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	156	158
Series 2005-7, Class 30, PO, 11/25/2035 ‡	133	132
Series 2005-8, Class 30, PO, 1/25/2036 ‡	34	25
Series 2006-1, Class X, PO, 1/25/2036 ‡	40	28
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 2.37%, 4/25/2033 (i)	90	92
Baring Series 2021-EBO1, Class PA, IO, 3.34%, 4/22/2023 ‡ (e) (i)	76,228	76,228
Bayview Financing Trust
Series 2020-3F, Class A, 3.08%, 11/10/2022 (a) (i)	41,171	41,171
Series 2021-2F, Class M1, 1.60%, 12/31/2049 ‡ (a) (i)	2,215	2,215
Series 2021-2F, Class M2, 2.55%, 12/31/2049 ‡ (a) (i)	36,300	36,300
Bear Stearns ARM Trust
Series 2003-2, Class A5, 2.57%, 1/25/2033 (a) (i)	616	639
Series 2003-7, Class 3A, 2.49%, 10/25/2033 (i)	21	21
Series 2004-2, Class 14A, 2.87%, 5/25/2034 (i)	243	240
Series 2006-1, Class A1, 2.40%, 2/25/2036 (i)	614	624

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033 ‡	18	16
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034 ‡	26	23
CFMT LLC Series 2021-HB5, Class A, 0.80%, 2/25/2031 (a) (i)	27,747	27,728
Chase Mortgage Finance Trust
Series 2007-A2, Class 1A1, 2.29%, 6/25/2035 (i)	109	107
Series 2007-A2, Class 2A1, 2.38%, 6/25/2035 (i)	253	256
Series 2007-A1, Class 1A3, 2.33%, 2/25/2037 (i)	161	164
Series 2007-A1, Class 2A1, 2.41%, 2/25/2037 (i)	289	292
Series 2007-A1, Class 7A1, 2.44%, 2/25/2037 (i)	37	38
Series 2007-A1, Class 9A1, 2.77%, 2/25/2037 (i)	169	172
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	13	1
Series 2002-18, PO, 11/25/2032 ‡	44	38
Series 2004-3, Class A26, 5.50%, 4/25/2034	164	168
Series 2004-3, Class A4, 5.75%, 4/25/2034	112	114
Series 2004-HYB1, Class 2A, 2.56%, 5/20/2034 (i)	64	66
Series 2004-HYB3, Class 2A, 1.96%, 6/20/2034 (i)	305	311
Series 2004-7, Class 2A1, 2.47%, 6/25/2034 (i)	43	44
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	642	666
Series 2004-HYB6, Class A3, 2.53%, 11/20/2034 (i)	227	234
Series 2005-14, Class A2, 5.50%, 7/25/2035	97	70
Series 2005-16, Class A23, 5.50%, 9/25/2035	54	47
Series 2005-22, Class 2A1, 2.47%, 11/25/2035 (i)	843	804
Citicorp Mortgage Securities Trust
Series 2006-1, Class 2A1, 5.00%, 2/25/2021	12	12
Series 2006-4, Class 1A2, 6.00%, 8/25/2036	236	242
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	1	1
Series 2003-HYB1, Class A, 2.24%, 9/25/2033 (i)	200	209
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 2.51%, 9/25/2033(a) (i)	804	812
Series 2015-A, Class B2, 4.50%, 6/25/2058(a) (i)	2,729	2,821
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033 ‡	32	29
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	22	22
Series 2003-1, Class 2, PO, 10/25/2033 ‡	2	2
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	11	10
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	62	63
Series 2004-UST1, Class A6, 1.95%, 8/25/2034 (i)	49	47
Series 2005-1, Class 2A1A, 2.24%, 2/25/2035 (i)	154	148
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	587	607
Series 2005-5, Class 1A2, 2.94%, 8/25/2035 (i)	457	387
Conix Mortgage Asset Trust Series 2013-1, Class A, 0.00%, 12/25/2047 ‡ (i) (l)	8,628	136
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	82	75
Series 2003-1, Class DB1, 6.70%, 2/25/2033 (i)	490	528
Series 2003-AR15, Class 3A1, 2.28%, 6/25/2033 (i)	130	135
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	262	268
Series 2003-23, Class 1P, PO, 10/25/2033 ‡	271	225
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	138	141
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	196	206
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	634	649
Series 2005-9, Class AP, PO, 10/25/2035 ‡	87	72
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	1,198	138
Series 2005-10, Class AP, PO, 11/25/2035 ‡	53	37
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (i)	27,378	27,267
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (a) (i)	35,105	34,961
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (a)	5,020	6,499

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.33%, 2/25/2020(i)	48		48
FHLMC - GNMA
Series 8, Class ZA, 7.00%, 3/25/2023	7		7
Series 24, Class ZE, 6.25%, 11/25/2023	12		13
Series 29, Class L, 7.50%, 4/25/2024	89		93
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	1,685		1,966
Series R007, Class ZA, 6.00%, 5/15/2036	2,217		2,559
FHLMC, REMIC
Series 1206, Class IA, 7.00%, 3/15/2022	—	(j)	—	(j)
Series 1250, Class J, 7.00%, 5/15/2022	—	(j)	—	(j)
Series 1343, Class LB, 7.50%, 8/15/2022	1		1
Series 1343, Class LA, 8.00%, 8/15/2022	2		2
Series 1370, Class JA, 1.24%, 9/15/2022 (i)	1		1
Series 2512, Class PG, 5.50%, 10/15/2022	44		45
Series 1455, Class WB, IF, 4.63%, 12/15/2022 (i)	2		2
Series 2535, Class BK, 5.50%, 12/15/2022	10		10
Series 1470, Class F, 1.24%, 2/15/2023 (i)	—	(j)	—	(j)
Series 1466, Class PZ, 7.50%, 2/15/2023	23		23
Series 2586, Class HD, 5.50%, 3/15/2023	220		225
Series 1498, Class I, 1.24%, 4/15/2023 (i)	16		16
Series 2595, Class HC, 5.50%, 4/15/2023	257		264
Series 1502, Class PX, 7.00%, 4/15/2023	23		24
Series 1491, Class I, 7.50%, 4/15/2023	5		5
Series 1798, Class F, 5.00%, 5/15/2023	25		26
Series 1505, Class Q, 7.00%, 5/15/2023	3		3
Series 1518, Class G, IF, 8.85%, 5/15/2023 (i)	11		12
Series 2033, Class J, 5.60%, 6/15/2023	43		44
Series 1541, Class O, 0.81%, 7/15/2023 (i)	12		12
Series 2638, Class DS, IF, 8.51%, 7/15/2023 (i)	16		17
Series 1541, Class M, HB, IF, 26.54%, 7/15/2023 (i)	3		3
Series 1570, Class F, 1.73%, 8/15/2023 (i)	1		1
Series 1608, Class L, 6.50%, 9/15/2023	95		100
Series 1573, Class PZ, 7.00%, 9/15/2023	21		22
Series 2571, Class SK, HB, IF, 34.12%, 9/15/2023 (i)	10		11
Series 1591, Class PV, 6.25%, 10/15/2023	12		13
Series 1602, Class SA, HB, IF, 22.46%, 10/15/2023 (i)	10		12
Series 2709, Class PG, 5.00%, 11/15/2023	394		407
Series 2710, Class HB, 5.50%, 11/15/2023	74		76
Series 1642, Class PJ, 6.00%, 11/15/2023	36		37
Series 2720, Class PC, 5.00%, 12/15/2023	39		40
Series 1983, Class Z, 6.50%, 12/15/2023	24		25
Series 2283, Class K, 6.50%, 12/15/2023	26		27
Series 1658, Class GZ, 7.00%, 1/15/2024	14		15
Series 1700, Class GA, PO, 2/15/2024	—	(j)	—	(j)
Series 1865, Class D, PO, 2/15/2024	26		26
Series 1671, Class L, 7.00%, 2/15/2024	7		8
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (i)	10		10
Series 1686, Class SH, IF, 19.04%, 2/15/2024 (i)	1		2
Series 1699, Class FC, 0.69%, 3/15/2024 (i)	2		2
Series 1709, Class FA, 0.80%, 3/15/2024 (i)	1		1
Series 1695, Class EB, 7.00%, 3/15/2024	12		12
Series 1706, Class K, 7.00%, 3/15/2024	67		70
Series 2033, Class SN, HB, IF, 30.42%, 3/15/2024 (i)	8		1
Series 1720, Class PL, 7.50%, 4/15/2024	37		39
Series 2306, Class K, PO, 5/15/2024	12		12
Series 2306, Class SE, IF, IO, 8.95%, 5/15/2024 (i)	28		2
Series 1737, Class L, 6.00%, 6/15/2024	42		45
Series 1745, Class D, 7.50%, 8/15/2024	21		23

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3614, Class QB, 4.00%, 12/15/2024	555		576
Series 2903, Class Z, 5.00%, 12/15/2024	134		143
Series 2967, Class S, HB, IF, 33.33%, 4/15/2025 (i)	46		54
Series 3684, Class CY, 4.50%, 6/15/2025	1,930		2,025
Series 3022, Class SX, IF, 16.65%, 8/15/2025 (i)	20		23
Series 3051, Class DP, HB, IF, 27.64%, 10/15/2025 (i)	65		83
Series 3793, Class AB, 3.50%, 1/15/2026	2,092		2,184
Series 1829, Class ZB, 6.50%, 3/15/2026	6		7
Series 1863, Class Z, 6.50%, 7/15/2026	47		49
Series 1890, Class H, 7.50%, 9/15/2026	11		12
Series 1899, Class ZE, 8.00%, 9/15/2026	34		39
Series 1927, Class ZA, 6.50%, 1/15/2027	47		52
Series 1927, Class PH, 7.50%, 1/15/2027	85		95
Series 1963, Class Z, 7.50%, 1/15/2027	33		37
Series 1935, Class FL, 0.79%, 2/15/2027 (i)	2		2
Series 1981, Class Z, 6.00%, 5/15/2027	65		70
Series 1970, Class PG, 7.25%, 7/15/2027	3		4
Series 1987, Class PE, 7.50%, 9/15/2027	32		35
Series 2019, Class Z, 6.50%, 12/15/2027	43		48
Series 2038, Class PN, IO, 7.00%, 3/15/2028	49		6
Series 2040, Class PE, 7.50%, 3/15/2028	132		150
Series 2054, Class PV, 7.50%, 5/15/2028	54		61
Series 2063, Class PG, 6.50%, 6/15/2028	75		84
Series 2064, Class TE, 7.00%, 6/15/2028	11		13
Series 2070, Class C, 6.00%, 7/15/2028	53		59
Series 2075, Class PM, 6.25%, 8/15/2028	179		198
Series 2075, Class PH, 6.50%, 8/15/2028	167		187
Series 2086, Class GB, 6.00%, 9/15/2028	26		29
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	67		6
Series 2095, Class PE, 6.00%, 11/15/2028	135		150
Series 2106, Class ZD, 6.00%, 12/15/2028	277		308
Series 2388, Class FB, 0.69%, 1/15/2029 (i)	65		65
Series 2110, Class PG, 6.00%, 1/15/2029	358		399
Series 2125, Class JZ, 6.00%, 2/15/2029	81		89
Series 2126, Class CB, 6.25%, 2/15/2029	382		419
Series 2132, Class SB, HB, IF, 30.18%, 3/15/2029 (i)	10		15
Series 2141, IO, 7.00%, 4/15/2029	5		—	(j)
Series 2169, Class TB, 7.00%, 6/15/2029	364		412
Series 2163, Class PC, IO, 7.50%, 6/15/2029	27		3
Series 2172, Class QC, 7.00%, 7/15/2029	201		230
Series 2176, Class OJ, 7.00%, 8/15/2029	91		106
Series 2196, Class TL, 7.50%, 11/15/2029	—	(j)	1
Series 2201, Class C, 8.00%, 11/15/2029	66		74
Series 2204, Class GB, 8.00%, 12/20/2029 (i)	5		1
Series 2208, Class PG, 7.00%, 1/15/2030	174		202
Series 2209, Class TC, 8.00%, 1/15/2030	48		56
Series 2210, Class Z, 8.00%, 1/15/2030	178		210
Series 2224, Class CB, 8.00%, 3/15/2030	43		50
Series 3654, Class DC, 5.00%, 4/15/2030	6,098		6,755
Series 2230, Class Z, 8.00%, 4/15/2030	57		66
Series 2234, Class PZ, 7.50%, 5/15/2030	42		49
Series 2247, Class Z, 7.50%, 8/15/2030	44		51
Series 2256, Class MC, 7.25%, 9/15/2030	107		125
Series 2259, Class ZM, 7.00%, 10/15/2030	131		152
Series 2262, Class Z, 7.50%, 10/15/2030	10		12
Series 2271, Class PC, 7.25%, 12/15/2030	140		163
Series 2296, Class PD, 7.00%, 3/15/2031	79		91
Series 2313, Class LA, 6.50%, 5/15/2031	26		30
Series 2325, Class PM, 7.00%, 6/15/2031	51		59
Series 2359, Class ZB, 8.50%, 6/15/2031	152		182

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2332, Class ZH, 7.00%, 7/15/2031	153	179
Series 2344, Class ZD, 6.50%, 8/15/2031	892	1,017
Series 2344, Class ZJ, 6.50%, 8/15/2031	104	121
Series 2345, Class NE, 6.50%, 8/15/2031	69	80
Series 2351, Class PZ, 6.50%, 8/15/2031	78	89
Series 2367, Class ME, 6.50%, 10/15/2031	89	100
Series 2399, Class OH, 6.50%, 1/15/2032	107	120
Series 2399, Class TH, 6.50%, 1/15/2032	139	161
Series 2418, Class FO, 0.99%, 2/15/2032 (i)	265	268
Series 2410, Class OE, 6.38%, 2/15/2032	65	70
Series 2410, Class NG, 6.50%, 2/15/2032	152	176
Series 2420, Class XK, 6.50%, 2/15/2032	195	224
Series 2475, Class S, IF, IO, 7.91%, 2/15/2032 (i)	365	69
Series 2410, Class QX, IF, IO, 8.56%, 2/15/2032 (i)	75	13
Series 2412, Class SP, IF, 15.92%, 2/15/2032 (i)	183	236
Series 2410, Class QS, IF, 19.27%, 2/15/2032 (i)	191	265
Series 2423, Class TB, 6.50%, 3/15/2032	263	295
Series 2430, Class WF, 6.50%, 3/15/2032	224	260
Series 2423, Class MC, 7.00%, 3/15/2032	142	166
Series 2423, Class MT, 7.00%, 3/15/2032	175	205
Series 2444, Class ES, IF, IO, 7.86%, 3/15/2032 (i)	150	24
Series 2450, Class SW, IF, IO, 7.91%, 3/15/2032 (i)	98	16
Series 2434, Class ZA, 6.50%, 4/15/2032	469	524
Series 2435, Class CJ, 6.50%, 4/15/2032	353	405
Series 2441, Class GF, 6.50%, 4/15/2032	55	63
Series 2434, Class TC, 7.00%, 4/15/2032	306	358
Series 2436, Class MC, 7.00%, 4/15/2032	82	93
Series 2455, Class GK, 6.50%, 5/15/2032	175	198
Series 2450, Class GZ, 7.00%, 5/15/2032	164	194
Series 2458, Class ZM, 6.50%, 6/15/2032	144	161
Series 2466, Class DH, 6.50%, 6/15/2032	66	76
Series 2466, Class PH, 6.50%, 6/15/2032	197	227
Series 2474, Class NR, 6.50%, 7/15/2032	188	214
Series 2484, Class LZ, 6.50%, 7/15/2032	250	294
Series 3393, Class JO, PO, 9/15/2032	630	581
Series 2500, Class MC, 6.00%, 9/15/2032	244	280
Series 2835, Class QO, PO, 12/15/2032	30	28
Series 2571, Class FY, 0.84%, 12/15/2032 (i)	236	241
Series 2543, Class YX, 6.00%, 12/15/2032	431	491
Series 2544, Class HC, 6.00%, 12/15/2032	169	199
Series 2571, Class SY, IF, 18.39%, 12/15/2032 (i)	139	187
Series 2552, Class ME, 6.00%, 1/15/2033	290	334
Series 2567, Class QD, 6.00%, 2/15/2033	272	314
Series 2575, Class ME, 6.00%, 2/15/2033	1,115	1,272
Series 2596, Class QG, 6.00%, 3/15/2033	173	193
Series 2586, Class WI, IO, 6.50%, 3/15/2033	116	21
Series 2631, Class SA, IF, 14.69%, 6/15/2033 (i)	396	498
Series 2653, Class PZ, 5.00%, 7/15/2033	2,296	2,515
Series 2642, Class SL, IF, 6.76%, 7/15/2033 (i)	4	4
Series 2692, Class SC, IF, 13.11%, 7/15/2033 (i)	139	177
Series 4238, Class WY, 3.00%, 8/15/2033	3,357	3,549
Series 2671, Class S, IF, 14.59%, 9/15/2033 (i)	116	150
Series 2733, Class SB, IF, 7.93%, 10/15/2033 (i)	3,032	3,419
Series 2780, Class SY, IF, 16.30%, 11/15/2033 (i)	56	78
Series 2722, Class PF, 0.69%, 12/15/2033 (i)	915	928
Series 3920, Class LP, 5.00%, 1/15/2034	1,414	1,576
Series 2744, Class PE, 5.50%, 2/15/2034	11	11
Series 2802, Class OH, 6.00%, 5/15/2034	611	676

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2990, Class SL, HB, IF, 24.17%, 6/15/2034 (i)	126	143
Series 3611, PO, 7/15/2034	600	560
Series 3305, Class MG, IF, 2.31%, 7/15/2034 (i)	237	251
Series 2990, Class GO, PO, 2/15/2035	193	176
Series 2929, Class MS, HB, IF, 27.77%, 2/15/2035 (i)	246	336
Series 3077, Class TO, PO, 4/15/2035	190	185
Series 2968, Class EH, 6.00%, 4/15/2035	6,942	7,782
Series 2981, Class FA, 0.49%, 5/15/2035 (i)	296	298
Series 2988, Class AF, 0.39%, 6/15/2035 (i)	463	465
Series 2990, Class WP, IF, 16.80%, 6/15/2035 (i)	8	10
Series 3014, Class OD, PO, 8/15/2035	47	42
Series 3085, Class WF, 0.89%, 8/15/2035 (i)	289	295
Series 3029, Class SO, PO, 9/15/2035	127	123
Series 3064, Class SG, IF, 19.70%, 11/15/2035 (i)	197	259
Series 3101, Class UZ, 6.00%, 1/15/2036	696	806
Series 3102, Class HS, HB, IF, 24.24%, 1/15/2036 (i)	35	48
Series 3117, Class AO, PO, 2/15/2036	366	354
Series 3117, Class EO, PO, 2/15/2036	160	148
Series 3117, Class OG, PO, 2/15/2036	117	109
Series 3117, Class OK, PO, 2/15/2036	141	130
Series 3122, Class OH, PO, 3/15/2036	226	209
Series 3122, Class OP, PO, 3/15/2036	210	203
Series 3134, PO, 3/15/2036	37	35
Series 3122, Class ZB, 6.00%, 3/15/2036	25	36
Series 3138, PO, 4/15/2036	182	167
Series 3147, PO, 4/15/2036	427	413
Series 3607, Class AO, PO, 4/15/2036	375	339
Series 3607, Class BO, PO, 4/15/2036	688	639
Series 3137, Class XP, 6.00%, 4/15/2036	439	511
Series 3219, Class DI, IO, 6.00%, 4/15/2036	360	75
Series 3819, Class ZQ, 6.00%, 4/15/2036	3,656	4,261
Series 3149, Class SO, PO, 5/15/2036	103	92
Series 3151, PO, 5/15/2036	230	213
Series 3153, Class EO, PO, 5/15/2036	296	268
Series 3233, Class OP, PO, 5/15/2036	50	46
Series 3171, Class MO, PO, 6/15/2036	470	452
Series 3164, Class MG, 6.00%, 6/15/2036	114	123
Series 3523, Class SD, IF, 19.42%, 6/15/2036 (i)	125	159
Series 3179, Class OA, PO, 7/15/2036	128	115
Series 3181, Class AZ, 6.50%, 7/15/2036	451	530
Series 3195, Class PD, 6.50%, 7/15/2036	376	422
Series 3194, Class SA, IF, IO, 7.01%, 7/15/2036 (i)	60	12
Series 3200, PO, 8/15/2036	189	175
Series 3200, Class AY, 5.50%, 8/15/2036	855	982
Series 3645, Class KZ, 5.50%, 8/15/2036	305	348
Series 3202, Class HI, IF, IO, 6.56%, 8/15/2036 (i)	2,962	588
Series 3213, Class OA, PO, 9/15/2036	107	97
Series 3218, Class AO, PO, 9/15/2036	94	79
Series 3225, Class EO, PO, 10/15/2036	238	220
Series 3232, Class ST, IF, IO, 6.61%, 10/15/2036 (i)	278	54
Series 3704, Class DT, 7.50%, 11/15/2036	2,817	3,390
Series 3256, PO, 12/15/2036	124	114
Series 3704, Class CT, 7.00%, 12/15/2036	6,880	8,196
Series 3704, Class ET, 7.50%, 12/15/2036	2,459	2,990
Series 3261, Class OA, PO, 1/15/2037	127	116
Series 3260, Class CS, IF, IO, 6.05%, 1/15/2037 (i)	204	39
Series 3274, Class JO, PO, 2/15/2037	32	30
Series 3510, Class OD, PO, 2/15/2037	361	346
Series 3275, Class FL, 0.53%, 2/15/2037 (i)	207	209
Series 3274, Class B, 6.00%, 2/15/2037	267	300
Series 3286, PO, 3/15/2037	25	21
Series 3290, Class SB, IF, IO, 6.36%, 3/15/2037 (i)	373	75
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (i)	116	139
Series 3373, Class TO, PO, 4/15/2037	130	120

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3302, Class UT, 6.00%, 4/15/2037	345	401
Series 3316, PO, 5/15/2037	232	208
Series 3318, Class AO, PO, 5/15/2037	6	5
Series 3607, PO, 5/15/2037	1,279	1,154
Series 3315, Class HZ, 6.00%, 5/15/2037	340	388
Series 3326, Class JO, PO, 6/15/2037	22	21
Series 3331, PO, 6/15/2037	124	114
Series 3607, Class OP, PO, 7/15/2037	1,190	1,064
Series 4032, Class TO, PO, 7/15/2037	1,796	1,602
Series 4048, Class FJ, 0.49%, 7/15/2037 (i)	3,500	3,500
Series 3344, Class SL, IF, IO, 6.51%, 7/15/2037 (i)	287	47
Series 3365, PO, 9/15/2037	178	159
Series 3371, Class FA, 0.69%, 9/15/2037 (i)	90	92
Series 3387, Class SA, IF, IO, 6.33%, 11/15/2037 (i)	1,428	254
Series 3383, Class SA, IF, IO, 6.36%, 11/15/2037 (i)	917	176
Series 3404, Class SC, IF, IO, 5.91%, 1/15/2038 (i)	1,826	325
Series 3422, Class SE, IF, 17.23%, 2/15/2038 (i)	65	84
Series 3423, Class PB, 5.50%, 3/15/2038	1,539	1,756
Series 3424, Class PI, IF, IO, 6.71%, 4/15/2038 (i)	805	181
Series 3453, Class B, 5.50%, 5/15/2038	96	109
Series 3461, Class LZ, 6.00%, 6/15/2038	69	79
Series 3461, Class Z, 6.00%, 6/15/2038	2,053	2,339
Series 3455, Class SE, IF, IO, 6.11%, 6/15/2038 (i)	676	106
Series 3481, Class SJ, IF, IO, 5.76%, 8/15/2038 (i)	1,233	224
Series 3895, Class WA, 5.70%, 10/15/2038 (i)	475	541
Series 3501, Class CB, 5.50%, 1/15/2039	951	1,081
Series 3546, Class A, 1.64%, 2/15/2039 (i)	384	398
Series 3511, Class SA, IF, IO, 5.91%, 2/15/2039 (i)	536	94
Series 4095, Class FB, 0.49%, 4/15/2039 (i)	66	66
Series 3531, Class SM, IF, IO, 6.01%, 5/15/2039 (i)	98	16
Series 3531, Class SA, IF, IO, 6.21%, 5/15/2039 (i)	601	47
Series 3549, Class FA, 1.29%, 7/15/2039 (i)	125	128
Series 3680, Class MA, 4.50%, 7/15/2039	1,028	1,061
Series 3607, Class TO, PO, 10/15/2039	643	584
Series 3795, Class EI, IO, 5.00%, 10/15/2039	648	29
Series 3608, Class SC, IF, IO, 6.16%, 12/15/2039 (i)	563	88
Series 3621, Class BO, PO, 1/15/2040	559	517
Series 3802, Class LS, IF, IO, 1.62%, 1/15/2040 (i)	3,298	147
Series 3632, Class BS, IF, 17.20%, 2/15/2040 (i)	1,782	2,366
Series 3966, Class BF, 0.59%, 10/15/2040 (i)	200	200
Series 3740, Class SB, IF, IO, 5.91%, 10/15/2040 (i)	1,390	200
Series 3740, Class SC, IF, IO, 5.91%, 10/15/2040 (i)	1,266	237
Series 3779, Class GZ, 4.50%, 12/15/2040	7,573	7,977
Series 3779, Class Z, 4.50%, 12/15/2040	18,763	20,375
Series 3860, Class PZ, 5.00%, 5/15/2041	12,450	14,112
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (i)	1,072	1,156
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (i)	2,486	2,693
Series 4048, Class FB, 0.49%, 10/15/2041 (i)	2,635	2,648
Series 3957, Class B, 4.00%, 11/15/2041	1,665	1,807
Series 3966, Class NA, 4.00%, 12/15/2041	1,551	1,699
Series 4012, Class FN, 0.59%, 3/15/2042 (i)	4,276	4,321
Series 4077, Class FB, 0.59%, 7/15/2042 (i)	1,819	1,844
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,912
Series 4257, Class DZ, 2.50%, 10/15/2043	5,992	6,108
Series 3688, Class GT, 7.45%, 11/15/2046 (i)	3,534	4,153
Series 4809, Class ZM, 4.00%, 7/15/2048	34,386	36,674
Series 4837, Class ZB, 4.00%, 10/15/2048	9,362	10,162
FHLMC, STRIPS
Series 197, PO, 4/1/2028	289	278
Series 233, Class 11, IO, 5.00%, 9/15/2035	621	113
Series 233, Class 12, IO, 5.00%, 9/15/2035	528	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 233, Class 13, IO, 5.00%, 9/15/2035	1,010		182
Series 239, Class S30, IF, IO, 7.61%, 8/15/2036 (i)	1,852		463
Series 264, Class F1, 0.64%, 7/15/2042 (i)	7,596		7,751
Series 262, Class 35, 3.50%, 7/15/2042	19,612		21,027
Series 270, Class F1, 0.59%, 8/15/2042 (i)	2,789		2,858
Series 299, Class 300, 3.00%, 1/15/2043	1,568		1,616
Series 310, PO, 9/15/2043	4,512		3,913
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.76%, 7/25/2032 (i)	382		420
Series T-48, Class 1A, 4.62%, 7/25/2033 (i)	1,142		1,238
Series T-76, Class 2A, 1.60%, 10/25/2037 (i)	7,087		6,871
Series T-42, Class A5, 7.50%, 2/25/2042	1,565		1,890
Series T-51, Class 2A, 7.50%, 8/25/2042 (i)	286		372
Series T-54, Class 2A, 6.50%, 2/25/2043	1,715		2,019
Series T-54, Class 3A, 7.00%, 2/25/2043	547		652
Series T-56, Class A5, 5.23%, 5/25/2043	3,721		4,199
Series T-57, Class 1AP, PO, 7/25/2043	138		119
Series T-57, Class 1A3, 7.50%, 7/25/2043	365		455
Series T-58, Class A, PO, 9/25/2043	150		125
Series T-58, Class 4A, 7.50%, 9/25/2043	2,042		2,359
Series T-59, Class 1AP, PO, 10/25/2043	177		121
Series T-59, Class 1A2, 7.00%, 10/25/2043	2,039		2,382
Series T-62, Class 1A1, 1.28%, 10/25/2044 (i)	2,420		2,478
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	549		386
Series 2007-FA4, Class 1A2, IF, IO, 5.56%, 8/25/2037 ‡ (i)	5,330		1,142
FMC GMSR Issuer Trust 3.69%, 2/25/2024	116,200		113,875
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (i)	56,650		56,781
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (i)	43,050		42,663
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (i)	51,910		51,838
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	1,395		1,616
Series 2003-W8, Class 3F1, 0.49%, 5/25/2042 (i)	191		191
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	357		405
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	620		712
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	2,229		2,437
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	805		922
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	873		997
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	264		306
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	246		289
Series 2004-W15, Class 2AF, 0.34%, 8/25/2044 (i)	788		784
Series 2005-W3, Class 2AF, 0.31%, 3/25/2045 (i)	6,467		6,444
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	361		408
Series 2006-W2, Class 2A, 2.37%, 11/25/2045 (i)	899		946
Series 2006-W2, Class 1AF1, 0.31%, 2/25/2046 (i)	2,841		2,840
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (i)	400		429
Series 2001-T3, Class A1, 7.50%, 11/25/2040	658		727
Series 2002-T4, Class A1, 6.50%, 12/25/2041	7,812		8,908
Series 2002-T16, Class A2, 7.00%, 7/25/2042	775		918
Series 2004-T2, Class 2A, 3.39%, 7/25/2043 (i)	591		616
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	1,275		1,464
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	144		166
Series 2004-T3, Class PT1, 10.37%, 1/25/2044 (i)	154		184
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	1,941		2,232
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	790		923
FNMA, REMIC
Series 2002-5, Class PK, 6.00%, 2/25/2022	3		3
Series 2002-1, Class HC, 6.50%, 2/25/2022	—	(j)	—	(j)
Series 2007-15, Class NO, PO, 3/25/2022	—	(j)	—	(j)
Series 1992-101, Class J, 7.50%, 6/25/2022	—	(j)	—	(j)

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series G92-42, Class Z, 7.00%, 7/25/2022	—	(j)	—	(j)
Series G92-35, Class E, 7.50%, 7/25/2022	2		2
Series 1992-117, Class MA, 8.00%, 7/25/2022	8		8
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(j)	—	(j)
Series 1992-136, Class PK, 6.00%, 8/25/2022	1		1
Series 1996-59, Class J, 6.50%, 8/25/2022	2		2
Series G92-52, Class FD, 0.11%, 9/25/2022 (i)	—	(j)	—	(j)
Series 1992-143, Class MA, 5.50%, 9/25/2022	1		1
Series 2002-54, Class PG, 6.00%, 9/25/2022	50		51
Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(j)	—	(j)
Series 1992-163, Class M, 7.75%, 9/25/2022	2		2
Series 1992-150, Class M, 8.00%, 9/25/2022	8		9
Series G92-62, Class B, PO, 10/25/2022	1		1
Series G92-59, Class F, 0.92%, 10/25/2022 (i)	—	(j)	—	(j)
Series G92-61, Class Z, 7.00%, 10/25/2022	1		1
Series 1992-188, Class PZ, 7.50%, 10/25/2022	7		7
Series G93-1, Class KA, 7.90%, 1/25/2023	4		4
Series G93-5, Class Z, 6.50%, 2/25/2023	3		3
Series 1997-61, Class ZC, 7.00%, 2/25/2023	32		33
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (i)	1		1
Series 2003-17, Class EQ, 5.50%, 3/25/2023	138		141
Series G93-14, Class J, 6.50%, 3/25/2023	2		2
Series 1993-37, Class PX, 7.00%, 3/25/2023	26		26
Series 1993-25, Class J, 7.50%, 3/25/2023	9		10
Series 1993-21, Class KA, 7.70%, 3/25/2023	4		4
Series 1998-4, Class C, PO, 4/25/2023	2		2
Series 2003-23, Class EQ, 5.50%, 4/25/2023	272		277
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (i)	5		5
Series 1993-54, Class Z, 7.00%, 4/25/2023	9		9
Series 1998-43, Class SA, IF, IO, 18.87%, 4/25/2023 (i)	6		1
Series 1993-62, Class SA, HB, IF, 20.01%, 4/25/2023 (i)	4		4
Series 2003-39, Class LW, 5.50%, 5/25/2023	72		74
Series 1993-56, Class PZ, 7.00%, 5/25/2023	106		110
Series 2008-47, Class SI, IF, IO, 6.41%, 6/25/2023 (i)	—	(j)	—	(j)
Series 2008-61, Class BH, 4.50%, 7/25/2023	76		77
Series 1993-136, Class ZB, 6.00%, 7/25/2023 (i)	56		58
Series 1993-122, Class M, 6.50%, 7/25/2023	2		2
Series 1993-99, Class Z, 7.00%, 7/25/2023	60		62
Series 2002-1, Class G, 7.00%, 7/25/2023	36		37
Series G93-27, Class FD, 0.97%, 8/25/2023 (i)	4		4
Series 2002-83, Class CS, 6.88%, 8/25/2023	53		55
Series 1993-141, Class Z, 7.00%, 8/25/2023	90		93
Series 1999-38, Class SK, IF, IO, 7.96%, 8/25/2023 (i)	—	(j)	—	(j)
Series 1996-14, Class SE, IF, IO, 9.10%, 8/25/2023 (i)	48		3
Series 1993-205, Class H, PO, 9/25/2023	4		4
Series G93-37, Class H, PO, 9/25/2023	1		1
Series 1993-178, Class PK, 6.50%, 9/25/2023	5		5
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (i)	4		4
Series 1993-165, Class SD, IF, 14.38%, 9/25/2023 (i)	3		3
Series 1993-183, Class KA, 6.50%, 10/25/2023	79		83
Series 1993-189, Class PL, 6.50%, 10/25/2023	29		30
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (i)	2		2
Series 1999-52, Class NS, HB, IF, 23.12%, 10/25/2023 (i)	5		6
Series 1993-179, Class SB, HB, IF, 28.77%, 10/25/2023 (i)	3		3
Series 1994-9, Class E, PO, 11/25/2023	—	(j)	—	(j)
Series 1995-19, Class Z, 6.50%, 11/25/2023	31		33
Series 1993-230, Class FA, 0.69%, 12/25/2023 (i)	3		3

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1993-247, Class FE, 1.09%, 12/25/2023 (i)	7	7
Series 1993-225, Class UB, 6.50%, 12/25/2023	9	9
Series 1993-247, Class SU, IF, 12.72%, 12/25/2023 (i)	3	3
Series 2002-1, Class UD, HB, IF, 24.18%, 12/25/2023 (i)	7	8
Series 1993-247, Class SA, HB, IF, 30.02%, 12/25/2023 (i)	9	9
Series 1994-37, Class L, 6.50%, 3/25/2024	28	29
Series 1994-40, Class Z, 6.50%, 3/25/2024	177	187
Series 1994-62, Class PK, 7.00%, 4/25/2024	274	287
Series 1994-63, Class PK, 7.00%, 4/25/2024	116	122
Series 2004-53, Class NC, 5.50%, 7/25/2024	21	22
Series 2004-65, Class EY, 5.50%, 8/25/2024	290	301
Series 2004-81, Class JG, 5.00%, 11/25/2024	484	503
Series 1995-2, Class Z, 8.50%, 1/25/2025	7	7
Series G95-1, Class C, 8.80%, 1/25/2025	16	18
Series 2005-67, Class EY, 5.50%, 8/25/2025	427	454
Series 2005-121, Class DX, 5.50%, 1/25/2026	232	244
Series 2006-94, Class GK, HB, IF, 32.79%, 10/25/2026 (i)	66	87
Series 1996-48, Class Z, 7.00%, 11/25/2026	71	76
Series 1997-20, IO, 1.84%, 3/25/2027 (i)	16	—	(j)
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (i)	7	—	(j)
Series 1997-27, Class J, 7.50%, 4/18/2027	24	27
Series 1997-29, Class J, 7.50%, 4/20/2027	34	38
Series 1997-32, Class PG, 6.50%, 4/25/2027	76	84
Series 1997-39, Class PD, 7.50%, 5/20/2027	114	127
Series 1997-42, Class ZC, 6.50%, 7/18/2027	6	6
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	32	2
Series 1998-36, Class ZB, 6.00%, 7/18/2028	37	41
Series 2008-55, Class S, IF, IO, 7.51%, 7/25/2028 (i)	1,086	129
Series 1998-66, Class SB, IF, IO, 8.06%, 12/25/2028 (i)	2	—	(j)
Series 2009-11, Class NB, 5.00%, 3/25/2029	685	721
Series 1999-18, Class Z, 5.50%, 4/18/2029	42	46
Series 1999-17, Class C, 6.35%, 4/25/2029	23	26
Series 1999-62, Class PB, 7.50%, 12/18/2029	36	41
Series 2000-2, Class ZE, 7.50%, 2/25/2030	206	237
Series 2000-20, Class SA, IF, IO, 9.01%, 7/25/2030 (i)	52	5
Series 2000-52, IO, 8.50%, 1/25/2031	12	2
Series 2001-7, Class PF, 7.00%, 3/25/2031	28	33
Series 2011-31, Class DB, 3.50%, 4/25/2031	4,368	4,652
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	155	21
Series 2001-30, Class PM, 7.00%, 7/25/2031	86	98
Series 2001-36, Class DE, 7.00%, 8/25/2031	170	197
Series 2001-49, Class Z, 6.50%, 9/25/2031	42	48
Series 2001-44, Class MY, 7.00%, 9/25/2031	220	258
Series 2001-44, Class PD, 7.00%, 9/25/2031	39	46
Series 2001-44, Class PU, 7.00%, 9/25/2031	32	38
Series 2001-60, Class QS, HB, IF, 24.18%, 9/25/2031 (i)	123	158
Series 2001-52, Class KB, 6.50%, 10/25/2031	30	34
Series 2003-52, Class SX, HB, IF, 22.67%, 10/25/2031 (i)	67	93
Series 2001-60, Class PX, 6.00%, 11/25/2031	270	306
Series 2001-61, Class Z, 7.00%, 11/25/2031	306	360
Series 2004-74, Class SW, IF, 15.32%, 11/25/2031 (i)	88	109
Series 2001-72, Class SX, IF, 17.25%, 12/25/2031 (i)	9	11
Series 2001-81, Class LO, PO, 1/25/2032	10	10
Series 2002-1, Class SA, HB, IF, 24.89%, 2/25/2032 (i)	23	32
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (i)	256	9
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (i)	3	4
Series 2002-21, Class LO, PO, 4/25/2032	9	9
Series 2002-15, Class ZA, 6.00%, 4/25/2032	691	774

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2002-21, Class PE, 6.50%, 4/25/2032	125	144
Series 2002-28, Class PK, 6.50%, 5/25/2032	250	288
Series 2002-37, Class Z, 6.50%, 6/25/2032	116	132
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	466	62
Series 2002-48, Class GH, 6.50%, 8/25/2032	311	362
Series 2002-71, Class AP, 5.00%, 11/25/2032	58	63
Series 2011-39, Class ZA, 6.00%, 11/25/2032	2,058	2,345
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (i)	98	113
Series 2004-61, Class SH, HB, IF, 23.62%, 11/25/2032 (i)	36	53
Series 2004-59, Class BG, PO, 12/25/2032	56	53
Series 2002-78, Class Z, 5.50%, 12/25/2032	648	737
Series 2002-77, Class S, IF, 14.31%, 12/25/2032 (i)	46	57
Series 2003-9, Class NZ, 6.50%, 2/25/2033	111	128
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	95	6
Series 2003-22, Class UD, 4.00%, 4/25/2033	1,106	1,198
Series 2003-35, Class EA, PO, 5/25/2033	37	34
Series 2003-42, Class GB, 4.00%, 5/25/2033	76	83
Series 2003-34, Class AX, 6.00%, 5/25/2033	160	184
Series 2003-34, Class ED, 6.00%, 5/25/2033	826	947
Series 2003-34, Class GE, 6.00%, 5/25/2033	433	493
Series 2003-39, IO, 6.00%, 5/25/2033 (i)	50	8
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	468	94
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	854	85
Series 2003-47, Class PE, 5.75%, 6/25/2033	334	377
Series 2004-4, Class QI, IF, IO, 7.01%, 6/25/2033 (i)	80	2
Series 2004-4, Class QM, IF, 14.02%, 6/25/2033 (i)	60	62
Series 2003-64, Class SX, IF, 13.53%, 7/25/2033 (i)	116	141
Series 2003-132, Class OA, PO, 8/25/2033	16	16
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	1,066	171
Series 2003-73, Class HC, 5.50%, 8/25/2033	551	627
Series 2003-71, Class DS, IF, 7.35%, 8/25/2033 (i)	552	598
Series 2003-74, Class SH, IF, 10.00%, 8/25/2033 (i)	76	86
Series 2005-56, Class TP, IF, 17.87%, 8/25/2033 (i)	115	135
Series 2003-91, Class SD, IF, 12.35%, 9/25/2033 (i)	89	104
Series 2013-100, Class WB, 3.00%, 10/25/2033	7,887	8,227
Series 2003-105, Class AZ, 5.50%, 10/25/2033	4,057	4,612
Series 2003-116, Class SB, IF, IO, 7.51%, 11/25/2033 (i)	610	112
Series 2006-44, Class P, PO, 12/25/2033	493	458
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	3,317	3,847
Series 2004-87, Class F, 0.84%, 1/25/2034 (i)	705	720
Series 2003-130, Class SX, IF, 11.38%, 1/25/2034 (i)	14	16
Series 2003-131, Class SK, IF, 16.02%, 1/25/2034 (i)	31	33
Series 2004-46, Class EP, PO, 3/25/2034	444	436
Series 2004-28, Class PF, 0.49%, 3/25/2034 (i)	407	409
Series 2004-17, Class H, 5.50%, 4/25/2034	1,244	1,429
Series 2004-25, Class SA, IF, 19.27%, 4/25/2034 (i)	235	324
Series 2004-36, Class FA, 0.49%, 5/25/2034 (i)	1,236	1,242
Series 2004-46, Class SK, IF, 16.25%, 5/25/2034 (i)	63	80
Series 2004-36, Class SA, IF, 19.27%, 5/25/2034 (i)	528	750
Series 2004-46, Class QB, HB, IF, 23.63%, 5/25/2034 (i)	107	157
Series 2004-50, Class VZ, 5.50%, 7/25/2034	2,048	2,298
Series 2004-51, Class SY, IF, 14.06%, 7/25/2034 (i)	78	91
Series 2005-93, Class MF, 0.34%, 8/25/2034 (i)	94	94
Series 2005-25, Class PF, 0.44%, 4/25/2035 (i)	624	628
Series 2005-42, Class PS, IF, 16.77%, 5/25/2035 (i)	25	30
Series 2005-74, Class CS, IF, 19.77%, 5/25/2035 (i)	425	506
Series 2005-74, Class SK, IF, 19.88%, 5/25/2035 (i)	292	350
Series 2005-74, Class CP, HB, IF, 24.41%, 5/25/2035 (i)	97	118

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-59, Class SU, HB, IF, 25.04%, 6/25/2035 (i)	164	251
Series 2005-56, Class S, IF, IO, 6.62%, 7/25/2035 (i)	342	65
Series 2005-66, Class SG, IF, 17.15%, 7/25/2035(i)	177	244
Series 2005-68, Class PG, 5.50%, 8/25/2035	493	553
Series 2005-73, Class ZB, 5.50%, 8/25/2035	3,488	3,968
Series 2005-73, Class PS, IF, 16.47%, 8/25/2035 (i)	193	247
Series 2005-72, Class SB, IF, 16.64%, 8/25/2035 (i)	152	197
Series 2005-90, PO, 9/25/2035	47	46
Series 2005-75, Class SV, HB, IF, 23.83%, 9/25/2035 (i)	42	59
Series 2010-39, Class OT, PO, 10/25/2035	128	122
Series 2005-84, Class XM, 5.75%, 10/25/2035	411	458
Series 2005-90, Class ES, IF, 16.64%, 10/25/2035 (i)	191	253
Series 2005-106, Class US, HB, IF, 24.23%, 11/25/2035 (i)	891	1,225
Series 2005-110, Class GL, 5.50%, 12/25/2035	2,629	2,956
Series 2006-46, Class UC, 5.50%, 12/25/2035	170	180
Series 2005-109, Class PC, 6.00%, 12/25/2035	68	75
Series 2006-39, Class WC, 5.50%, 1/25/2036	111	117
Series 2006-16, Class OA, PO, 3/25/2036	92	86
Series 2006-8, Class WQ, PO, 3/25/2036	1,039	931
Series 2006-12, Class BZ, 5.50%, 3/25/2036	1,137	1,284
Series 2006-16, Class HZ, 5.50%, 3/25/2036	283	320
Series 2006-8, Class JZ, 5.50%, 3/25/2036	1,346	1,551
Series 2006-8, Class WN, IF, IO, 6.61%, 3/25/2036 (i)	3,810	765
Series 2006-11, Class PS, HB, IF, 24.23%, 3/25/2036 (i)	97	151
Series 2006-22, Class AO, PO, 4/25/2036	336	312
Series 2006-23, Class KO, PO, 4/25/2036	111	107
Series 2006-27, Class OH, PO, 4/25/2036	212	198
Series 2006-23, Class FK, 0.34%, 4/25/2036 (i)	582	583
Series 2006-33, Class LS, HB, IF, 29.74%, 5/25/2036 (i)	103	155
Series 2006-43, PO, 6/25/2036	87	83
Series 2006-43, Class DO, PO, 6/25/2036	270	247
Series 2006-44, Class GO, PO, 6/25/2036	178	165
Series 2006-50, Class JO, PO, 6/25/2036	651	600
Series 2006-50, Class PS, PO, 6/25/2036	756	723
Series 2006-46, Class FW, 0.49%, 6/25/2036 (i)	194	195
Series 2006-53, Class US, IF, IO, 6.49%, 6/25/2036 (i)	733	134
Series 2006-46, Class SW, HB, IF, 23.86%, 6/25/2036 (i)	31	48
Series 2006-58, PO, 7/25/2036	107	99
Series 2006-58, Class AP, PO, 7/25/2036	54	49
Series 2006-65, Class QO, PO, 7/25/2036	205	192
Series 2006-56, Class FC, 0.38%, 7/25/2036 (i)	1,742	1,749
Series 2006-58, Class FL, 0.55%, 7/25/2036 (i)	173	175
Series 2006-71, Class ZL, 6.00%, 7/25/2036	2,229	2,573
Series 2006-58, Class IG, IF, IO, 6.43%, 7/25/2036 (i)	256	44
Series 2006-63, Class ZH, 6.50%, 7/25/2036	1,064	1,255
Series 2011-19, Class ZY, 6.50%, 7/25/2036	1,410	1,660
Series 2006-60, Class AK, HB, IF, 28.43%, 7/25/2036 (i)	109	153
Series 2006-62, Class PS, HB, IF, 39.35%, 7/25/2036 (i)	76	143
Series 2006-72, Class GO, PO, 8/25/2036	365	350
Series 2006-72, Class TO, PO, 8/25/2036	64	58
Series 2006-79, Class DO, PO, 8/25/2036	146	140
Series 2006-79, Class OP, PO, 8/25/2036	214	192
Series 2006-79, Class DF, 0.44%, 8/25/2036 (i)	618	621
Series 2007-7, Class SG, IF, IO, 6.41%, 8/25/2036 (i)	810	203
Series 2006-77, Class PC, 6.50%, 8/25/2036	582	662
Series 2006-78, Class BZ, 6.50%, 8/25/2036	94	111
Series 2006-86, Class OB, PO, 9/25/2036	202	186
Series 2006-90, Class AO, PO, 9/25/2036	161	151
Series 2008-42, Class AO, PO, 9/25/2036	83	76

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-85, Class MZ, 6.50%, 9/25/2036	58	69
Series 2009-19, Class PW, 4.50%, 10/25/2036	930	1,027
Series 2006-95, Class SG, HB, IF, 25.83%, 10/25/2036 (i)	118	186
Series 2006-109, PO, 11/25/2036	54	49
Series 2006-110, PO, 11/25/2036	296	274
Series 2006-111, Class EO, PO, 11/25/2036	163	148
Series 2006-115, Class OK, PO, 12/25/2036	185	167
Series 2006-119, PO, 12/25/2036	84	80
Series 2006-118, Class A1, 0.15%, 12/25/2036 (i)	325	323
Series 2006-118, Class A2, 0.15%, 12/25/2036 (i)	1,335	1,323
Series 2006-117, Class GS, IF, IO, 6.56%, 12/25/2036 (i)	569	84
Series 2006-115, Class ES, HB, IF, 26.19%, 12/25/2036 (i)	23	34
Series 2006-128, PO, 1/25/2037	182	167
Series 2009-70, Class CO, PO, 1/25/2037	515	472
Series 2006-128, Class BP, 5.50%, 1/25/2037	86	94
Series 2007-10, Class FD, 0.34%, 2/25/2037 (i)	361	362
Series 2007-1, Class SD, HB, IF, 38.45%, 2/25/2037 (i)	73	227
Series 2007-14, Class OP, PO, 3/25/2037	144	135
Series 2007-77, Class FG, 0.59%, 3/25/2037 (i)	340	345
Series 2007-16, Class FC, 0.84%, 3/25/2037 (i)	217	227
Series 2009-63, Class P, 5.00%, 3/25/2037	20	22
Series 2007-22, Class SC, IF, IO, 5.99%, 3/25/2037 (i)	25	1
Series 2007-18, Class MZ, 6.00%, 3/25/2037	353	394
Series 2007-14, Class ES, IF, IO, 6.35%, 3/25/2037 (i)	1,218	212
Series 2007-28, Class EO, PO, 4/25/2037	491	448
Series 2007-35, Class SI, IF, IO, 6.01%, 4/25/2037 (i)	422	44
Series 2007-29, Class SG, HB, IF, 22.36%, 4/25/2037 (i)	235	333
Series 2007-42, Class AO, PO, 5/25/2037	39	36
Series 2007-43, Class FL, 0.39%, 5/25/2037 (i)	247	248
Series 2007-42, Class B, 6.00%, 5/25/2037	687	795
Series 2007-98, Class FB, 0.54%, 6/25/2037 (i)	127	132
Series 2007-92, Class YS, IF, IO, 5.69%, 6/25/2037 (i)	215	36
Series 2007-53, Class SH, IF, IO, 6.01%, 6/25/2037 (i)	770	133
Series 2007-54, Class WI, IF, IO, 6.01%, 6/25/2037 (i)	247	47
Series 2007-92, Class YA, 6.50%, 6/25/2037	129	151
Series 2007-67, PO, 7/25/2037	334	308
Series 2007-97, Class FC, 0.59%, 7/25/2037 (i)	202	205
Series 2007-70, Class Z, 5.50%, 7/25/2037	753	852
Series 2007-72, Class EK, IF, IO, 6.31%, 7/25/2037 (i)	2,246	418
Series 2007-65, Class KI, IF, IO, 6.53%, 7/25/2037 (i)	792	136
Series 2007-60, Class AX, IF, IO, 7.06%, 7/25/2037 (i)	3,669	894
Series 2007-62, Class SE, IF, 16.27%, 7/25/2037 (i)	155	199
Series 2007-76, Class AZ, 5.50%, 8/25/2037	226	256
Series 2007-76, Class ZG, 6.00%, 8/25/2037	232	269
Series 2007-78, Class CB, 6.00%, 8/25/2037	76	88
Series 2007-78, Class PE, 6.00%, 8/25/2037	175	203
Series 2007-81, Class GE, 6.00%, 8/25/2037	410	469
Series 2007-79, Class SB, HB, IF, 23.68%, 8/25/2037 (i)	332	518
Series 2007-88, Class VI, IF, IO, 6.45%, 9/25/2037 (i)	1,151	239
Series 2007-85, Class SL, IF, 15.92%, 9/25/2037 (i)	68	88
Series 2009-86, Class OT, PO, 10/25/2037	3,073	2,788
Series 2007-100, Class SM, IF, IO, 6.36%, 10/25/2037 (i)	770	150
Series 2007-91, Class ES, IF, IO, 6.37%, 10/25/2037 (i)	1,168	239
Series 2007-108, Class SA, IF, IO, 6.27%, 12/25/2037 (i)	44	5
Series 2007-109, Class AI, IF, IO, 6.31%, 12/25/2037 (i)	1,064	149
Series 2007-112, Class SA, IF, IO, 6.36%, 12/25/2037 (i)	1,202	257
Series 2007-112, Class MJ, 6.50%, 12/25/2037	922	1,089

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-116, Class HI, IO, 1.30%, 1/25/2038 (i)	2,001	88
Series 2008-1, Class BI, IF, IO, 5.82%, 2/25/2038 (i)	965	179
Series 2008-4, Class SD, IF, IO, 5.91%, 2/25/2038 (i)	2,402	369
Series 2008-18, Class FA, 0.99%, 3/25/2038 (i)	240	246
Series 2008-16, Class IS, IF, IO, 6.11%, 3/25/2038 (i)	285	46
Series 2008-10, Class XI, IF, IO, 6.14%, 3/25/2038 (i)	385	69
Series 2008-20, Class SA, IF, IO, 6.90%, 3/25/2038 (i)	472	93
Series 2008-18, Class SP, IF, 13.82%, 3/25/2038 (i)	145	167
Series 2008-32, Class SA, IF, IO, 6.76%, 4/25/2038 (i)	153	21
Series 2008-27, Class SN, IF, IO, 6.81%, 4/25/2038 (i)	420	71
Series 2008-28, Class QS, HB, IF, 20.42%, 4/25/2038 (i)	170	229
Series 2008-44, PO, 5/25/2038	11	9
Series 2008-46, Class HI, IO, 1.61%, 6/25/2038 (i)	718	47
Series 2008-56, Class AC, 5.00%, 7/25/2038	204	227
Series 2008-60, Class JC, 5.00%, 7/25/2038	265	297
Series 2011-47, Class ZA, 5.50%, 7/25/2038	1,064	1,216
Series 2008-53, Class CI, IF, IO, 7.11%, 7/25/2038 (i)	286	52
Series 2008-80, Class SA, IF, IO, 5.76%, 9/25/2038 (i)	960	169
Series 2008-81, Class SB, IF, IO, 5.76%, 9/25/2038 (i)	824	132
Series 2009-4, Class BD, 4.50%, 2/25/2039	20	22
Series 2009-6, Class GS, IF, IO, 6.46%, 2/25/2039 (i)	698	151
Series 2009-17, Class QS, IF, IO, 6.56%, 3/25/2039 (i)	222	34
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	442	66
Series 2009-47, Class MT, 7.00%, 7/25/2039	12	14
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,720	1,924
Series 2009-60, Class HT, 6.00%, 8/25/2039	2,177	2,517
Series 2009-65, Class MT, 5.00%, 9/25/2039	511	547
Series 2009-69, Class WA, 6.02%, 9/25/2039 (i)	731	823
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	1,035	181
Series 2009-84, Class WS, IF, IO, 5.81%, 10/25/2039 (i)	265	40
Series 2009-103, Class MB, 1.99%, 12/25/2039 (i)	900	940
Series 2009-99, Class SC, IF, IO, 6.09%, 12/25/2039 (i)	316	48
Series 2009-99, Class WA, 6.29%, 12/25/2039 (i)	1,781	2,014
Series 2009-113, Class AO, PO, 1/25/2040	268	230
Series 2009-112, Class ST, IF, IO, 6.16%, 1/25/2040 (i)	755	131
Series 2010-1, Class WA, 6.23%, 2/25/2040 (i)	314	352
Series 2010-16, Class WB, 6.18%, 3/25/2040 (i)	1,306	1,480
Series 2010-16, Class WA, 6.43%, 3/25/2040 (i)	1,287	1,446
Series 2010-49, Class SC, IF, 12.48%, 3/25/2040 (i)	1,195	1,516
Series 2010-40, Class FJ, 0.69%, 4/25/2040 (i)	227	229
Series 2010-35, Class SB, IF, IO, 6.33%, 4/25/2040 (i)	643	99
Series 2010-35, Class SJ, IF, 17.36%, 4/25/2040 (i)	733	937
Series 2010-43, Class FD, 0.69%, 5/25/2040 (i)	345	351
Series 2010-42, Class S, IF, IO, 6.31%, 5/25/2040 (i)	381	60
Series 2010-63, Class AP, PO, 6/25/2040	417	386
Series 2010-64, Class DM, 5.00%, 6/25/2040	2,786	3,094
Series 2010-58, Class MB, 5.50%, 6/25/2040	4,826	5,355
Series 2010-71, Class HJ, 5.50%, 7/25/2040	1,611	1,840
Series 2010-102, Class PN, 5.00%, 9/25/2040	1,794	1,995
Series 2010-111, Class AM, 5.50%, 10/25/2040	5,345	6,236
Series 2010-125, Class SA, IF, IO, 4.35%, 11/25/2040 (i)	1,961	231
Series 2011-101, Class FM, 0.64%, 1/25/2041 (i)	77	77
Series 2010-147, Class SA, IF, IO, 6.44%, 1/25/2041 (i)	3,793	798
Series 2011-30, Class LS, IO, 1.61%, 4/25/2041 (i)	3,040	198
Series 2011-149, Class EF, 0.59%, 7/25/2041 (i)	256	257
Series 2011-75, Class FA, 0.64%, 8/25/2041 (i)	632	638
Series 2011-149, Class MF, 0.59%, 11/25/2041 (i)	916	924
Series 2011-118, Class LB, 7.00%, 11/25/2041	5,143	6,180
Series 2011-118, Class MT, 7.00%, 11/25/2041	6,157	7,364
Series 2011-118, Class NT, 7.00%, 11/25/2041	5,207	6,189

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012-99, Class FA, 0.54%, 9/25/2042 (i)	1,406	1,422
Series 2012-101, Class FC, 0.59%, 9/25/2042 (i)	769	755
Series 2012-97, Class FB, 0.59%, 9/25/2042 (i)	3,053	3,098
Series 2012-108, Class F, 0.59%, 10/25/2042 (i)	2,287	2,314
Series 2013-81, Class TA, 3.00%, 2/25/2043	4,206	4,333
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,787	1,873
Series 2013-92, PO, 9/25/2043	5,713	5,159
Series 2013-101, Class DO, PO, 10/25/2043	4,898	4,183
Series 2013-128, PO, 12/25/2043	9,177	8,509
Series 2013-135, PO, 1/25/2044	3,334	3,071
Series 2014-29, Class PS, IF, IO, 5.96%, 5/25/2044 (i)	3,221	540
Series 2018-63, Class DA, 3.50%, 9/25/2048	3,085	3,243
Series 2018-94, Class DZ, 4.00%, 1/25/2049	16,977	18,018
Series 2010-103, Class SB, IF, IO, 6.01%, 11/25/2049 (i)	576	67
Series 2011-2, Class WA, 5.84%, 2/25/2051 (i)	547	619
Series 2011-58, Class WA, 5.50%, 7/25/2051 (i)	170	197
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	2,762	2,978
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	170	183
Series 2007-W5, PO, 6/25/2037	120	110
Series 2007-W7, Class 1A4, HB, IF, 38.64%, 7/25/2037 (i)	113	189
Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	13,600	15,178
Series 2003-W4, Class 2A, 5.52%, 10/25/2042 (i)	92	103
Series 2003-W1, Class 1A1, 5.04%, 12/25/2042 (i)	663	716
Series 2003-W1, Class 2A, 5.49%, 12/25/2042 (i)	181	197
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	522	613
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	945	1,106
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	667	743
Series 2007-W10, Class 2A, 6.29%, 8/25/2047 (i)	74	83
Series 2009-W1, Class A, 6.00%, 12/25/2049	2,716	3,009
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 0.37%, 6/27/2036 (i)	2,380	2,345
Series 2007-54, Class FA, 0.49%, 6/25/2037 (i)	1,195	1,214
Series 2007-64, Class FB, 0.46%, 7/25/2037 (i)	353	357
Series 2007-106, Class A7, 6.25%, 10/25/2037 (i)	314	365
Series 2002-90, Class A1, 6.50%, 6/25/2042	374	431
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	1	—	(j)
Series 265, Class 2, 9.00%, 3/25/2024	1	1
Series 300, Class 1, PO, 9/25/2024	133	131
Series 329, Class 1, PO, 1/25/2033	45	42
Series 345, Class 6, IO, 5.00%, 12/25/2033 (i)	64	8
Series 365, Class 8, IO, 5.50%, 5/25/2036	232	47
Series 374, Class 5, IO, 5.50%, 8/25/2036	173	30
Series 393, Class 6, IO, 5.50%, 4/25/2037	64	9
Series 383, Class 33, IO, 6.00%, 1/25/2038	163	32
Series 412, Class F2, 0.59%, 8/25/2042 (i)	2,853	2,897
Series 411, Class F1, 0.64%, 8/25/2042 (i)	6,524	6,594
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 0.35%, 11/25/2046 (i)	5,124	5,086
Freedom Series 2021-SAVF1, IO, 4.40%, 3/25/2022 (i)	68,100	68,100
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.08%, 6/19/2035 (i)	352	342
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	422	422
Series 2001-35, Class SA, IF, IO, 8.16%, 8/16/2031 (i)	80	—	(j)
Series 2002-52, Class GH, 6.50%, 7/20/2032	375	375
Series 2011-43, Class ZQ, 5.50%, 1/16/2033	1,982	2,077
Series 2003-58, Class BE, 6.50%, 1/20/2033	513	542
Series 2003-12, Class SP, IF, IO, 7.61%, 2/20/2033 (i)	122	12
Series 2003-24, PO, 3/16/2033	38	38

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2003-40, Class TJ, 6.50%, 3/20/2033	1,004	1,067
Series 2003-46, Class TC, 6.50%, 3/20/2033	295	314
Series 2003-25, Class PZ, 5.50%, 4/20/2033	1,090	1,144
Series 2003-46, Class MG, 6.50%, 5/20/2033	400	437
Series 2003-52, Class AP, PO, 6/16/2033	222	211
Series 2003-75, Class ZX, 6.00%, 9/16/2033	625	694
Series 2003-90, PO, 10/20/2033	33	32
Series 2010-41, Class WA, 5.83%, 10/20/2033 (i)	776	862
Series 2003-97, Class SA, IF, IO, 6.46%, 11/16/2033 (i)	393	33
Series 2003-112, Class SA, IF, IO, 6.46%, 12/16/2033 (i)	423	38
Series 2004-28, Class S, IF, 19.42%, 4/16/2034 (i)	213	289
Series 2005-7, Class JM, IF, 16.52%, 5/18/2034 (i)	10	12
Series 2004-46, PO, 6/20/2034	358	349
Series 2004-49, Class Z, 6.00%, 6/20/2034	1,426	1,589
Series 2010-103, Class WA, 5.70%, 8/20/2034 (i)	426	481
Series 2004-73, Class JL, IF, IO, 6.46%, 9/16/2034 (i)	1,521	273
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (i)	153	163
Series 2004-71, Class SB, HB, IF, 29.02%, 9/20/2034 (i)	153	224
Series 2004-83, Class AP, IF, 14.06%, 10/16/2034 (i)	6	6
Series 2004-89, Class LS, HB, IF, 24.06%, 10/16/2034 (i)	121	179
Series 2004-90, Class SI, IF, IO, 6.01%, 10/20/2034 (i)	2,098	283
Series 2004-96, Class SC, IF, IO, 5.99%, 11/20/2034 (i)	1,211	4
Series 2005-3, Class SK, IF, IO, 6.66%, 1/20/2035 (i)	1,389	259
Series 2005-68, Class DP, IF, 16.22%, 6/17/2035 (i)	445	536
Series 2008-79, Class CS, IF, 6.71%, 6/20/2035 (i)	698	741
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	140	22
Series 2005-66, Class SP, HB, IF, 20.54%, 8/16/2035 (i)	83	118
Series 2010-14, Class CO, PO, 8/20/2035	812	757
Series 2005-65, Class SA, HB, IF, 22.39%, 8/20/2035 (i)	27	40
Series 2005-72, Class AZ, 5.50%, 9/20/2035	778	867
Series 2005-68, Class KI, IF, IO, 6.21%, 9/20/2035 (i)	2,854	524
Series 2005-82, PO, 10/20/2035	193	174
Series 2010-14, Class BO, PO, 11/20/2035	273	254
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	290	40
Series 2006-20, Class QA, 5.75%, 2/20/2036	63	65
Series 2006-16, Class OP, PO, 3/20/2036	230	215
Series 2006-22, Class AO, PO, 5/20/2036	328	317
Series 2006-38, Class SW, IF, IO, 6.41%, 6/20/2036 (i)	19	1
Series 2006-34, PO, 7/20/2036	45	43
Series 2006-33, Class Z, 6.50%, 7/20/2036	1,427	1,651
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,871	2,062
Series 2006-57, Class PZ, 5.56%, 10/20/2036	842	906
Series 2006-59, Class SD, IF, IO, 6.61%, 10/20/2036 (i)	438	55
Series 2006-65, Class SA, IF, IO, 6.71%, 11/20/2036 (i)	768	78
Series 2011-22, Class WA, 5.90%, 2/20/2037 (i)	284	323
Series 2007-57, PO, 3/20/2037	528	512
Series 2007-9, Class CI, IF, IO, 6.11%, 3/20/2037 (i)	839	115
Series 2007-17, Class JO, PO, 4/16/2037	448	403
Series 2007-17, Class JI, IF, IO, 6.72%, 4/16/2037 (i)	1,156	237
Series 2010-129, Class AW, 5.93%, 4/20/2037 (i)	531	601
Series 2007-19, Class SD, IF, IO, 6.11%, 4/20/2037 (i)	439	39
Series 2007-25, Class FN, 0.39%, 5/16/2037 (i)	357	358
Series 2007-28, Class BO, PO, 5/20/2037	66	61
Series 2007-26, Class SC, IF, IO, 6.11%, 5/20/2037 (i)	784	109
Series 2007-27, Class SD, IF, IO, 6.11%, 5/20/2037 (i)	857	107
Series 2007-35, PO, 6/16/2037	1,159	1,097
Series 2007-36, Class HO, PO, 6/16/2037	120	112
Series 2007-36, Class SE, IF, IO, 6.38%, 6/16/2037 (i)	515	52
Series 2007-36, Class SJ, IF, IO, 6.16%, 6/20/2037 (i)	636	59
Series 2007-45, Class QA, IF, IO, 6.55%, 7/20/2037 (i)	987	129

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-40, Class SN, IF, IO, 6.59%, 7/20/2037 (i)	961	147
Series 2007-40, Class SD, IF, IO, 6.66%, 7/20/2037 (i)	668	93
Series 2008-20, PO, 9/20/2037	21	21
Series 2007-53, Class ES, IF, IO, 6.46%, 9/20/2037 (i)	672	86
Series 2007-53, Class SW, IF, 19.93%, 9/20/2037 (i)	158	199
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	430	15
Series 2008-7, Class SP, IF, 13.22%, 10/20/2037 (i)	118	130
Series 2009-79, Class OK, PO, 11/16/2037	1,212	1,138
Series 2007-74, Class SL, IF, IO, 6.45%, 11/16/2037 (i)	821	84
Series 2007-73, Class MI, IF, IO, 5.91%, 11/20/2037 (i)	778	80
Series 2007-76, Class SB, IF, IO, 6.41%, 11/20/2037 (i)	1,501	138
Series 2007-67, Class SI, IF, IO, 6.42%, 11/20/2037 (i)	844	125
Series 2007-72, Class US, IF, IO, 6.46%, 11/20/2037 (i)	681	74
Series 2008-7, Class SK, IF, 19.68%, 11/20/2037 (i)	82	100
Series 2007-79, Class SY, IF, IO, 6.46%, 12/20/2037 (i)	1,015	121
Series 2008-1, PO, 1/20/2038	46	43
Series 2015-137, Class WA, 5.53%, 1/20/2038 (i)	2,751	3,184
Series 2008-17, IO, 5.50%, 2/20/2038	154	5
Series 2009-106, Class ST, IF, IO, 5.91%, 2/20/2038 (i)	6,480	960
Series 2008-33, Class XS, IF, IO, 7.61%, 4/16/2038 (i)	457	66
Series 2008-36, Class SH, IF, IO, 6.21%, 4/20/2038 (i)	1,017	4
Series 2008-40, Class SA, IF, IO, 6.31%, 5/16/2038 (i)	3,522	583
Series 2008-50, Class KB, 6.00%, 6/20/2038	530	601
Series 2008-55, Class SA, IF, IO, 6.11%, 6/20/2038 (i)	245	32
Series 2008-69, Class QD, 5.75%, 7/20/2038	537	567
Series 2008-60, Class CS, IF, IO, 6.06%, 7/20/2038 (i)	839	90
Series 2012-59, Class WA, 5.58%, 8/20/2038 (i)	1,343	1,523
Series 2008-71, Class SC, IF, IO, 5.91%, 8/20/2038 (i)	297	34
Series 2008-76, Class US, IF, IO, 5.81%, 9/20/2038 (i)	1,060	144
Series 2008-81, Class S, IF, IO, 6.11%, 9/20/2038 (i)	2,195	176
Series 2009-25, Class SE, IF, IO, 7.51%, 9/20/2038 (i)	457	63
Series 2011-97, Class WA, 6.14%, 11/20/2038 (i)	842	970
Series 2008-93, Class AS, IF, IO, 5.61%, 12/20/2038 (i)	1,154	130
Series 2011-163, Class WA, 5.88%, 12/20/2038 (i)	3,155	3,622
Series 2008-96, Class SL, IF, IO, 5.91%, 12/20/2038 (i)	626	51
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	57	1
Series 2008-95, Class DS, IF, IO, 7.21%, 12/20/2038 (i)	1,903	255
Series 2014-6, Class W, 5.41%, 1/20/2039 (i)	2,183	2,471
Series 2009-6, Class SA, IF, IO, 6.01%, 2/16/2039 (i)	482	36
Series 2009-11, Class SC, IF, IO, 6.06%, 2/16/2039 (i)	564	53
Series 2009-10, Class SA, IF, IO, 5.86%, 2/20/2039 (i)	842	109
Series 2009-6, Class SH, IF, IO, 5.95%, 2/20/2039 (i)	511	55
Series 2009-31, Class TS, IF, IO, 6.21%, 3/20/2039 (i)	645	43
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	292	49
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	640	132
Series 2009-22, Class SA, IF, IO, 6.18%, 4/20/2039 (i)	1,486	208
Series 2009-35, Class ZB, 5.50%, 5/16/2039	12,002	13,368
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	176	22
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	247	40
Series 2009-43, Class SA, IF, IO, 5.86%, 6/20/2039 (i)	809	85
Series 2009-42, Class SC, IF, IO, 5.99%, 6/20/2039 (i)	1,123	150
Series 2009-64, Class SN, IF, IO, 6.01%, 7/16/2039 (i)	1,157	134
Series 2009-72, Class SM, IF, IO, 6.16%, 8/16/2039 (i)	1,262	174
Series 2009-104, Class AB, 7.00%, 8/16/2039	412	439
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,753	3,199
Series 2009-81, Class SB, IF, IO, 6.00%, 9/20/2039 (i)	2,185	373
Series 2009-106, Class AS, IF, IO, 6.31%, 11/16/2039 (i)	1,743	296
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	4,335
Series 2015-91, Class W, 5.25%, 5/20/2040 (i)	2,410	2,740

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2013-75, Class WA, 5.13%, 6/20/2040 (i)	704		796
Series 2011-137, Class WA, 5.59%, 7/20/2040 (i)	1,223		1,411
Series 2010-130, Class CP, 7.00%, 10/16/2040	2,271		2,677
Series 2010-157, Class OP, PO, 12/20/2040	2,490		2,347
Series 2011-75, Class SM, IF, IO, 6.51%, 5/20/2041 (i)	1,635		231
Series 2013-26, Class AK, 4.72%, 9/20/2041 (i)	1,799		2,016
Series 2014-188, Class W, 4.58%, 10/20/2041 (i)	1,756		1,928
Series 2012-141, Class WA, 4.53%, 11/16/2041 (i)	1,944		2,143
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500		1,599
Series 2012-141, Class WC, 3.70%, 1/20/2042 (i)	1,672		1,804
Series 2012-141, Class WB, 4.00%, 9/16/2042 (i)	1,006		1,106
Series 2014-41, Class W, 4.73%, 10/20/2042 (i)	1,773		1,969
Series 2013-54, Class WA, 4.89%, 11/20/2042 (i)	1,150		1,291
Series 2013-91, Class WA, 4.48%, 4/20/2043 (i)	1,415		1,542
Series 2019-78, Class SW, IF, IO, 6.01%, 6/20/2049 (i)	14,838		2,837
Series 2020-134, Class ST, IF, IO, 3.61%, 9/20/2050 (i)	56,342		5,322
Series 2012-H24, Class FA, 0.53%, 3/20/2060 (i)	160		161
Series 2012-H24, Class FG, 0.51%, 4/20/2060 (i)	75		75
Series 2013-H03, Class FA, 0.38%, 8/20/2060 (i)	5		5
Series 2011-H05, Class FB, 0.58%, 12/20/2060 (i)	1,365		1,369
Series 2011-H06, Class FA, 0.53%, 2/20/2061 (i)	1,615		1,618
Series 2012-H21, Class CF, 0.78%, 5/20/2061 (i)	112		113
Series 2011-H19, Class FA, 0.55%, 8/20/2061 (i)	1,669		1,672
Series 2012-H26, Class JA, 0.63%, 10/20/2061 (i)	20		20
Series 2012-H10, Class FA, 0.63%, 12/20/2061 (i)	14,250		14,297
Series 2012-H08, Class FB, 0.68%, 3/20/2062 (i)	3,937		3,953
Series 2013-H07, Class MA, 0.63%, 4/20/2062 (i)	9		9
Series 2012-H08, Class FS, 0.78%, 4/20/2062 (i)	4,676		4,718
Series 2012-H15, Class FA, 0.53%, 5/20/2062 (i)	—	(j)	—	(j)
Series 2012-H26, Class MA, 0.63%, 7/20/2062 (i)	40		41
Series 2012-H18, Class NA, 0.60%, 8/20/2062 (i)	928		931
Series 2012-H28, Class FA, 0.66%, 9/20/2062 (i)	102		103
Series 2012-H29, Class FA, 0.59%, 10/20/2062 (i)	10,019		10,045
Series 2012-H24, Class FE, 0.68%, 10/20/2062 (i)	84		84
Series 2013-H02, Class HF, 0.38%, 11/20/2062 (i)	37		37
Series 2013-H01, Class JA, 0.40%, 1/20/2063 (i)	5,114		5,110
Series 2013-H01, Class FA, 1.65%, 1/20/2063	101		102
Series 2013-H04, Class SA, 0.50%, 2/20/2063 (i)	1,413		1,416
Series 2013-H08, Class FC, 0.53%, 2/20/2063 (i)	2,777		2,782
Series 2013-H07, Class HA, 0.49%, 3/20/2063 (i)	4,382		4,386
Series 2013-H09, Class HA, 1.65%, 4/20/2063	181		182
Series 2013-H14, Class FG, 0.55%, 5/20/2063 (i)	1,132		1,134
Series 2013-H14, Class FC, 0.55%, 6/20/2063 (i)	1,184		1,186
Series 2014-H01, Class FD, 0.73%, 1/20/2064 (i)	12,449		12,511
Series 2014-H05, Class FA, 0.77%, 2/20/2064 (i)	9,570		9,668
Series 2014-H06, Class HB, 0.73%, 3/20/2064 (i)	2,159		2,171
Series 2014-H09, Class TA, 0.68%, 4/20/2064 (i)	9,015		9,050
Series 2014-H10, Class TA, 0.68%, 4/20/2064 (i)	13,987		14,093
Series 2014-H11, Class VA, 0.58%, 6/20/2064 (i)	15,447		15,517
Series 2014-H15, Class FA, 0.58%, 7/20/2064 (i)	15,343		15,411
Series 2014-H17, Class FC, 0.58%, 7/20/2064 (i)	10,372		10,411
Series 2014-H19, Class FE, 0.55%, 9/20/2064 (i)	14,861		14,906
Series 2014-H20, Class LF, 0.68%, 10/20/2064 (i)	7,138		7,194
Series 2015-H02, Class FB, 0.58%, 12/20/2064 (i)	5,145		5,159
Series 2015-H03, Class FA, 0.58%, 12/20/2064 (i)	5,052		5,064
Series 2015-H07, Class ES, 0.55%, 2/20/2065 (i)	7,948		7,966
Series 2015-H05, Class FC, 0.56%, 2/20/2065 (i)	25,196		25,273
Series 2015-H06, Class FA, 0.56%, 2/20/2065 (i)	12,166		12,203
Series 2015-H08, Class FC, 0.56%, 3/20/2065 (i)	35,023		35,141
Series 2015-H10, Class FC, 0.56%, 4/20/2065 (i)	30,144		30,256

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-H12, Class FA, 0.56%, 5/20/2065 (i)	18,021	18,082
Series 2015-H15, Class FD, 0.52%, 6/20/2065 (i)	8,537	8,558
Series 2015-H15, Class FJ, 0.52%, 6/20/2065 (i)	13,070	13,100
Series 2015-H18, Class FA, 0.53%, 6/20/2065 (i)	9,846	9,865
Series 2015-H16, Class FG, 0.52%, 7/20/2065 (i)	14,014	14,048
Series 2015-H16, Class FL, 0.52%, 7/20/2065 (i)	19,929	19,978
Series 2015-H20, Class FA, 0.55%, 8/20/2065 (i)	12,901	12,944
Series 2015-H26, Class FG, 0.60%, 10/20/2065 (i)	3,868	3,885
Series 2015-H32, Class FH, 0.74%, 12/20/2065 (i)	8,622	8,702
Series 2016-H07, Class FA, 0.83%, 3/20/2066 (i)	37,025	37,464
Series 2016-H07, Class FB, 0.83%, 3/20/2066 (i)	9,342	9,453
Series 2016-H11, Class FD, 0.68%, 5/20/2066 (i)	18,527	18,440
Series 2016-H26, Class FC, 1.08%, 12/20/2066 (i)	12,876	13,131
Series 2017-H08, Class XI, IO, 2.17%, 3/20/2067 (i)	57,620	5,030
Series 2017-H14, Class XI, IO, 1.68%, 6/20/2067 (i)	45,274	3,079
Series 2018-H09, Class FE, 0.34%, 6/20/2068 (i)	3,423	3,367
Series 2019-H20, Class ID, IO, 1.25%, 12/20/2069 (i)	24,192	2,066
Series 2020-H02, Class MI, IO, 1.21%, 1/20/2070 (i)	57,055	3,105
Series 2020-H05, IO, 1.06%, 3/20/2070 (i)	52,501	3,980
Series 2020-H09, IO, 0.88%, 5/20/2070 (i)	59,444	4,018
Series 2020-H09, Class IC, IO, 1.26%, 5/20/2070 (i)	63,407	4,412
Series 2020-H09, Class CI, IO, 1.27%, 5/20/2070 (i)	54,920	5,061
Series 2020-H11, IO, 0.99%, 6/20/2070 (i)	33,663	2,464
Series 2020-H12, Class IJ, IO, 1.19%, 7/20/2070 (i)	46,592	3,942
Series 2020-H12, Class HI, IO, 1.75%, 7/20/2070 (i)	37,953	3,551
Series 2020-H15, IO, 1.26%, 8/20/2070 (i)	59,809	5,251
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	18,689	17,288
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 0.49%, 6/25/2034 (a) (i)	366	323
Series 2005-RP2, Class 1AF, 0.44%, 3/25/2035 (a) (i)	633	599
Series 2005-RP3, Class 1AF, 0.44%, 9/25/2035 (a) (i)	4,181	3,612
Series 2005-RP3, Class 1AS, IO, 4.19%, 9/25/2035 ‡ (a) (i)	3,082	319
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	59	61
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	287	293
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	202	211
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	324	342
Series 2005-5F, Class 8A3, 0.59%, 6/25/2035 (i)	107	104
Series 2005-AR6, Class 3A1, 2.78%, 9/25/2035 (i)	33	34
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	530	548
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	183	300
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,835	1,263
Headlands Residential LLC
Series 2018-RPL1, Class A, 3.88%, 8/25/2024 (a) (e)	18,838	18,850
Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (a) (e)	38,825	38,793
Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (a) (i)	30,000	30,000
Homeward Opportunities Fund Trust Series 2020-BPL1, Class A1, 3.23%, 8/25/2025 (a) (e)	29,871	30,425
Impac CMB Trust Series 2005-4, Class 2A1, 0.69%, 5/25/2035 (i)	718	706
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	397	387
Impac Secured Assets Trust Series 2006-1, Class 2A1, 0.79%, 5/25/2036 (i)	572	573
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 2.27%, 11/25/2033 (i)	1,069	1,081
Series 2004-A3, Class 4A1, 2.30%, 7/25/2034 (i)	29	30
Series 2006-A2, Class 4A1, 2.23%, 8/25/2034 (i)	2,175	2,280
Series 2006-A3, Class 6A1, 2.61%, 8/25/2034 (i)	326	328
Series 2004-A4, Class 1A1, 2.24%, 9/25/2034 (i)	114	112
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	36	38

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2005-A1, Class 3A4, 2.59%, 2/25/2035 (i)	360		357
Series 2007-A1, Class 5A1, 2.43%, 7/25/2035 (i)	276		282
Series 2007-A1, Class 5A2, 2.43%, 7/25/2035 (i)	111		113
Legacy Mortgage Asset Trust
Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (a) (e)	8,161		8,178
Series 2020-GS5, Class A1, 3.25%, 6/25/2060 (a)	11,323		11,468
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (a) (e)	23,435		23,434
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.94%, 4/25/2036 (i)	370		311
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	116		117
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	2,096		1,053
LHOME Mortgage Trust
Series 2019-RTL2, Class A1, 3.84%, 3/25/2024 (a)	7,597		7,618
Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (a)	18,550		18,652
Loan Revolving Advance Investment Trust Series 2021-1, Class A1X, 2.84%, 12/31/2022 (a) (i)	65,000		64,021
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.62%, 4/21/2034 (i)	598		601
Series 2004-3, Class 4A2, 2.21%, 4/25/2034 (i)	165		165
Series 2004-15, Class 3A1, 2.49%, 12/25/2034 (i)	75		73
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	6		6
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	2		3
Series 2003-9, Class 2A1, 6.00%, 12/25/2033	201		211
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	120		126
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	1,247		1,285
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	235		245
Series 2004-6, Class 30, PO, 7/25/2034 ‡	153		130
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	109		116
Series 2004-7, Class 30, PO, 8/25/2034 ‡	114		95
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	71		65
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(j)	—	(j)
Series 2003-12, Class 30, PO, 12/25/2033 ‡	14		13
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	68		69
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	187		196
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	93		92
Series 2004-1, Class 30, PO, 2/25/2034 ‡	11		9
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 0.44%, 5/25/2035 (a) (i)	6,222		3,264
Series 2006-2, Class 1A1, 4.14%, 5/25/2036 (a) (i)	700		684
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	114		96
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 0.71%, 10/25/2028 (i)	388		384
Series 2003-F, Class A1, 0.73%, 10/25/2028 (i)	700		690
Series 2004-A, Class A1, 0.55%, 4/25/2029 (i)	141		137
Series 2004-C, Class A2, 0.76%, 7/25/2029 (i)	252		251
Series 2003-A5, Class 2A6, 2.00%, 8/25/2033 (i)	135		136
Series 2004-A4, Class A2, 2.57%, 8/25/2034 (i)	354		359
Series 2004-1, Class 2A1, 2.04%, 12/25/2034 (i)	390		395
Series 2005-A2, Class A1, 2.83%, 2/25/2035 (i)	623		630
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 1.19%, 6/25/2037 (i)	422		399
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A1, 2.91%, 4/28/2066 (a) (i)	61,788		61,758
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.23%, 10/25/2019 (i)	65		64
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (i)	954		1,007
MRA Issuance Trust
Series 2021-EBO5, Class A1Y, 1.83%, 2/16/2022 (a) (i)	28,700		28,700
Series 2021-EBO5, Class A1X, 1.83%, 2/16/2022 (a) (i)	82,300		82,363
Series 2021-EBO7, Class A1X, 2.84%, 2/16/2022 (a) (i)	82,300		82,322
Series 2021-EBO7, Class A1Y, 2.84%, 2/16/2022 (a) (i)	28,700		28,707
Series 2021-EBO2, Class A, 2.82%, 12/31/2049 (a) (i)	102,200		102,200
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 0.57%, 6/15/2030 (i)	831		814
Series 2000-TBC3, Class A1, 0.53%, 12/15/2030 (i)	206		202

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (i)	340		335
New Residential Mortgage Loan Trust Series 2020-RPL2, Class A1, 3.58%, 8/25/2025 (a) (i)	16,842		17,025
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	69		75
Series 2003-A1, Class A1, 5.50%, 5/25/2033	19		20
Series 2003-A1, Class A2, 6.00%, 5/25/2033	73		76
P4 SFR Series 2019-STlA, 7.25%, 10/11/2026 ‡	40,900		40,900
PRET LLC Series 2021-RN4, Class A1, 2.49%, 11/25/2061 (a) (i)	48,500		48,542
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	342		356
Progress Residential Trust Series 2020-SFRMEZZ, 6.38%, 10/16/2025 ‡	45,000		44,550
PRPM LLC
Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (i)	53,912		53,724
Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (e)	66,491		66,431
RALI Trust
Series 2002-QS16, Class A3, IF, 16.43%, 10/25/2017 (i)	1		1
Series 2003-QS9, Class A3, IF, IO, 7.46%, 5/25/2018 ‡ (i)	6		—	(j)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(j)	—
Series 2003-QS12, Class A2A, IF, IO, 7.51%, 6/25/2018 ‡ (i)	—	(j)	—	(j)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	8		7
Series 2005-QA6, Class A32, 3.50%, 5/25/2035 (i)	735		494
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	93		91
RBSSP Resecuritization Trust Series 2009-1, Class 1A1, 6.50%, 2/26/2036(a) (i)	22		22
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 ‡ (a)	46		32
Repo Buyer Series 2019-PC, 8.32%, 5/14/2022 ‡	20,502		20,502
Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12		12
RFMSI Trust Series 2005-SA4, Class 1A1, 2.25%, 9/25/2035 (i)	101		89
RMIP Series 2019-1B, 4.71%, 8/25/2023 ‡	16,718		16,415
SART
Series 2017-1, 4.75%, 7/15/2024	18,861		18,852
Series 2019-1RRA, 3.25%, 10/15/2024 ‡	3,679		3,631
Series 2018-1, 4.76%, 6/15/2025	22,538		22,538
SART CRR
Series 4A, 2.51%, 10/15/2024 ‡	8,975		8,857
Series 2A, 2.75%, 4/15/2026 ‡	6,498		6,417
Series 3, 2.50%, 7/15/2027 ‡	8,983		8,864
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	12,460		13,162
Series 2018-4, Class MA, 3.50%, 3/25/2058 ‡	16,355		17,053
Series 2018-4, Class MZ, 3.50%, 3/25/2058 ‡	13,365		15,397
Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	47,447		50,378
Series 2019-1, Class M55D, 4.00%, 7/25/2058	29,177		31,469
Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	26,490		29,819
Series 2020-1, Class M55G, 3.00%, 8/25/2059	43,734		45,457
Series 2020-3, Class MT, 2.00%, 5/25/2060 ‡	59,575		59,508
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	11,486		11,829
Sequoia Mortgage Trust
Series 2004-8, Class A1, 0.79%, 9/20/2034 (i)	494		478
Series 2004-8, Class A2, 0.90%, 9/20/2034 (i)	658		672
Series 2004-10, Class A1A, 0.71%, 11/20/2034 (i)	248		245
Series 2004-11, Class A1, 0.69%, 12/20/2034 (i)	638		654
Series 2004-12, Class A3, 0.48%, 1/20/2035 (i)	614		597
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A1, 2.73%, 10/16/2026 (a) (e)	36,635		36,615
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 0.75%, 10/19/2034 (i)	720		709
Series 2005-AR5, Class A3, 0.59%, 7/19/2035 (i)	2,214		2,151

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 2.05%, 12/25/2033 (i)	837	858
Series 2004-4XS, Class 1A5, 5.13%, 2/25/2034 (e)	1,170	1,206
Series 2005-RF3, Class 1A, 0.44%, 6/25/2035 (a) (i)	480	435
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 2.98%, 11/25/2033 (i)	93	96
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 0.73%, 9/25/2043 (i)	1,409	1,435
Series 2004-4, Class 3A, 1.88%, 12/25/2044 (i)	895	896
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (i)	102,956	103,325
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	10,000	10,060
Two Harbors Series 2021-FNTMSR1, Class A, IO, 3.58%, 3/25/2022 (i)	68,100	68,100
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	294	303
Series 1994-1, Class 1, 5.02%, 2/15/2024 (i)	148	153
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	450	472
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	441	487
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	192	211
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	651	722
Series 1998-1, Class 2E, 7.00%, 3/15/2028	447	490
VMD Series 2021-Senior, IO, 5.50%, 9/5/2024 ‡	76,000	76,000
vMobo, Inc. 7.50%, 5/31/2024	41,540	41,540
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 17.21%, 6/25/2033 (i)	89	103
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	201	208
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	347	355
Series 2003-AR7, Class A7, 2.36%, 8/25/2033 (i)	337	334
Series 2003-AR9, Class 2A, 2.37%, 9/25/2033 (i)	267	266
Series 2003-AR9, Class 1A6, 2.51%, 9/25/2033 (i)	1,921	1,920
Series 2003-S9, Class P, PO, 10/25/2033 ‡	24	21
Series 2003-AR11, Class A6, 2.66%, 10/25/2033 (i)	1,008	1,020
Series 2003-S9, Class A8, 5.25%, 10/25/2033	1,442	1,486
Series 2004-AR3, Class A1, 2.59%, 6/25/2034 (i)	422	435
Series 2004-AR3, Class A2, 2.59%, 6/25/2034 (i)	543	558
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	921	946
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	97	98
Series 2006-AR10, Class 2P, 2.69%, 9/25/2036 ‡ (i)	50	46
Series 2006-AR8, Class 1A2, 2.85%, 8/25/2046 (i)	288	287
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035 ‡	53	41
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	469	478
Series 2005-2, Class 2A3, IF, IO, 4.91%, 4/25/2035 ‡ (i)	1,052	141
Series 2005-2, Class 1A4, IF, IO, 4.96%, 4/25/2035 ‡ (i)	3,829	471
Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,292	1,320
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	1,291	216
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	196	193
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	107	106
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	1	—	(j)
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033 ‡	28	24
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	120	122
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	70	69
ZH Trust Series 2021-2, Class A, 2.35%, 10/17/2027 (a)	35,960	35,388

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,790,198)		3,819,571

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 9.1%
Academic Loan Funding Trust Series 2013-1A, Class A, 0.89%, 12/26/2044 (a) (i)	1,979	1,976
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	460	460
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (a)	8,202	8,458
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	8,825	8,963
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	3,954	4,025
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	7,282	7,493
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	7,018	6,864
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	263	269
Series 2016-2, Class A, 3.65%, 6/15/2028	5,509	5,390
Series 2016-3, Class AA, 3.00%, 10/15/2028	16,749	16,988
Series 2017-1, Class AA, 3.65%, 2/15/2029	4,102	4,330
Series 2019-1, Class AA, 3.15%, 2/15/2032	14,254	14,563
American Credit Acceptance Receivables Trust
Series 2020-2, Class B, 2.48%, 9/13/2024 (a)	1,023	1,028
Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	2,030	2,089
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	16,028	16,834
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	7,420	8,003
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	10,951	11,404
Series 2014-SFR2, Class B, 4.29%, 10/17/2036 ‡ (a)	2,400	2,504
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (a)	8,100	8,568
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (a)	7,300	7,887
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	8,715	9,158
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (a)	3,750	3,938
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	16,970	18,472
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (a)	1,415	1,558
American Tower Trust #1 REIT, 3.07%, 3/15/2023 (a)	6,220	6,226
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D, 3.42%, 4/18/2023	11,717	11,735
Series 2017-4, Class C, 2.60%, 9/18/2023	7,210	7,237
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	40,100	40,498
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (a)	2,949	2,959
Series 2020-SFR2, Class D, 3.28%, 7/17/2037 ‡ (a)	15,495	15,784
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (a)	12,912	13,311
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (a)	9,600	9,525
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (a)	20,000	19,536
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 ‡ (a)	19,000	18,527
Series 2019-SFR1, Class E, 3.47%, 1/19/2039 ‡ (a)	7,800	7,819
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	5,800	5,924
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	11,068	11,284
Series 2020-AA, Class B, 2.79%, 7/17/2046 ‡ (a)	2,750	2,806
Arivo Acceptance Auto Loan Receivables Trust Series 2019-1, Class A, 2.99%, 7/15/2024 (a)	5,593	5,635
Arm Master Trust Series 2021-T2, Class A, 1.42%, 1/15/2024 (a)	5,740	5,740
Arm Master Trust LLC Agricultural Loan Backed Notes Series 2021-T1, Class A, 2.43%, 11/15/2027 (a)	31,250	30,772
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	24,040	24,769
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	7,202	7,522
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	11,538	11,728
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	9,087	9,335
Business Jet Securities LLC
Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	25,942	26,393
Series 2019-1, Class B, 5.19%, 7/15/2034 ‡ (a)	1,661	1,646
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	18,503	18,690
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	33,394	33,403

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	38,660	39,855
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	41,831	43,479
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	12,303	12,449
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	5,734	5,838
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	5,984	6,391
Carvana Auto Receivables Trust Series 2019-4A, Class C, 2.72%, 1/15/2025 (a)	11,000	11,176
Chase Funding Trust
Series 2003-4, Class 1A5, 5.92%, 5/25/2033 ‡ (e)	755	761
Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (e)	1,536	1,597
Series 2003-6, Class 1A5, 5.85%, 11/25/2034 ‡ (e)	901	935
CIG Auto Receivables Trust Series 2019-1A, Class C, 3.82%, 8/15/2024 (a)	3,000	3,046
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,328
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X, 3.18%, 3/24/2023 (a) (i)	62,310	62,168
Series 2021-1, Class A1Y, 3.18%, 3/24/2023 (a) (i)	13,850	13,823
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	586	595
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 3.67%, 6/25/2040 ‡ (a) (i)	4,002	339
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (a)	5,250	5,546
Series 2019-2, Class C, 3.68%, 6/15/2052 ‡ (a)	5,526	5,796
Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	28,938	29,617
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	25,115	25,616
Series 2020-3A, Class C, 2.28%, 2/15/2030 (a)	12,000	12,139
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (a)	13,046	13,031
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (a)	4,585	4,587
Crown Castle Towers LLC 4.24%, 7/15/2028 (a)	10,000	11,026
CSMC Trust Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (i)	37,778	37,674
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 0.84%, 3/25/2034 ‡ (i)	62	62
Series 2004-1, Class M2, 0.92%, 3/25/2034 ‡ (i)	48	48
Series 2004-1, Class 3A, 0.65%, 4/25/2034 ‡ (i)	220	208
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 0.99%, 10/25/2034 (i)	82	81
Diamond Resorts Owner Trust
Series 2017-1A, Class A, 3.27%, 10/22/2029 (a)	4,151	4,179
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	1,460	1,469
Drive Auto Receivables Trust
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	3,755	3,764
Series 2018-3, Class D, 4.30%, 9/16/2024	16,185	16,406
Series 2019-4, Class C, 2.51%, 11/17/2025	14,249	14,342
Series 2019-1, Class D, 4.09%, 6/15/2026	15,350	15,707
Series 2019-2, Class D, 3.69%, 8/17/2026	14,220	14,581
Series 2019-4, Class D, 2.70%, 2/16/2027	12,550	12,792
DT Auto Owner Trust
Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	1,094	1,095
Series 2018-2A, Class D, 4.15%, 3/15/2024 (a)	7,982	8,071
Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	9,800	9,998
Series 2020-3A, Class C, 1.47%, 6/15/2026 (a)	6,815	6,845
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.96%, 3/25/2030 (a)	2,707	2,746
Series 2017-A, Class C, 3.31%, 3/25/2030 (a)	1,827	1,852
Exeter Automobile Receivables Trust
Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	3,527	3,561
Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	28,243	28,420
Series 2019-1A, Class C, 3.82%, 12/16/2024 (a)	448	448
Series 2019-1A, Class D, 4.13%, 12/16/2024 (a)	7,600	7,776
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	18,525	18,974
Series 2020-1A, Class D, 2.73%, 12/15/2025 (a)	22,035	22,550

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	12,478	12,420
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 ‡ (a)	6,450	6,400
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 ‡ (a)	11,250	11,300
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (a)	57,000	56,935
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 ‡ (a)	14,400	14,097
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 ‡ (a)	12,500	12,227
Flagship Credit Auto Trust Series 2019-2, Class B, 2.92%, 4/15/2025 (a)	21,324	21,466
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	86,407	91,754
Foundation Finance Trust
Series 2019-1A, Class A, 3.86%, 11/15/2034 (a)	11,506	11,822
Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (a)	18,930	20,553
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	34,408	35,430
Foursight Capital Automobile Receivables Trust Series 2021-1, Class D, 1.32%, 3/15/2027 (a)	900	883
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (i)	111	100
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	639	645
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 (a)	1,277	1,276
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (a)	27,113	27,316
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (a)	11,726	12,031
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	3,417	3,550
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	15,876	16,194
Harvest SBA Loan Trust Series 2021-1, Class A, 2.09%, 4/25/2048 (a) (i)	7,526	7,398
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	2,168	2,060
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	11,941	12,300
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (a)	15,088	15,909
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	776	776
3.75%, 9/21/2044‡	5,644	5,749
Series 2016-4B, Class B, 9/20/2047 ‡ (a)	1,931	1,959
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	4,446	4,554
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (a)	1,340	1,387
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (a)	2,792	2,917
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	9,645	10,124
Hilton Grand Vacations Trust
Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	1,249	1,269
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	11,044	11,377
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.49%, 3/25/2036 ‡ (i)	27	27
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	40,912	40,618
Series 2021-2, Class E2, 2.95%, 12/17/2026 (a)	9,750	9,680
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	2,499	2,888
Series 2020-1, Class B, 7.75%, 11/15/2028	5,374	6,317
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.59%, 9/25/2026 ‡ (a) (i)	479	3
Series 2014-1, Class A, IO, 1.71%, 10/25/2032 ‡ (a) (i)	12,300	249
Series 2012-4, Class A, IO, 1.20%, 9/25/2037 ‡ (a) (i)	28,879	493
Series 2012-2, Class A, IO, 0.95%, 8/25/2038 ‡ (a) (i)	13,188	264
Series 2013-2, Class A, IO, 2.14%, 3/25/2039 ‡ (a) (i)	12,669	490
Series 2012-6, Class A, IO, 0.80%, 5/25/2039 ‡ (a) (i)	13,442	183
Series 2014-2, Class A, IO, 3.40%, 4/25/2040 ‡ (a) (i)	3,507	279
Series 2015-2, Class A, IO, 3.29%, 7/25/2041 ‡ (a) (i)	3,967	452
Lendingpoint Asset Securitization Trust Series 2021-B, Class A, 1.11%, 2/15/2029 (a)	48,683	48,638
LendingPoint Asset Securitization Trust
Series 2021-1, Class A, 1.75%, 4/15/2027 (a)	21,613	21,685

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-REV1, Class B, 4.49%, 10/15/2028‡ (a)	32,938	33,556
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 4.34%, 12/15/2026 (a) (i)	35,000	36,313
Series 2020-VFN1, Class A2B1, 4.34%, 12/15/2026 (a) (i)	24,517	25,243
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	17,859	18,127
Series 2019-2A, Class B, 3.22%, 4/20/2028 ‡ (a)	6,150	6,251
LFT CRE Ltd. (Cayman Islands) Series 2021-FL1, Class C, 2.04%, 6/15/2039 ‡ (a) (i)	29,810	29,773
LMREC LLC Series 2021-CRE4, Class A, 1.14%, 4/22/2037 (a) (i)	34,905	34,910
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 0.84%, 2/25/2034 ‡ (i)	914	913
Series 2004-3, Class M1, 0.95%, 7/25/2034 ‡ (i)	256	255
LP LMS Asset Securitization Trust
Series 2020-1A, Class A, 3.97%, 2/10/2026 (a)	6,970	7,034
3.23%, 10/15/2028	58,578	59,031
Mariner Finance Issuance Trust Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	33,360	33,835
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	38,420	38,445
Series 2021-1A, Class B, 2.33%, 3/20/2026 (a)	8,740	8,675
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	4,392	4,566
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	8,168	8,306
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 ‡ (e)	975	998
NMEF Funding LLC
Series 2019-A, Class A, 2.73%, 8/17/2026 (a)	1,935	1,938
Series 2019-A, Class B, 3.06%, 8/17/2026 ‡ (a)	11,000	11,087
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	33,421	33,546
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	45,082	44,772
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	50,550	50,548
Octane Receivables Trust Series 2019-1A, Class A, 3.16%, 9/20/2023 (a)	4,263	4,289
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	2,185	2,248
Series 2018, Class B, 4.61%, 2/9/2030 ‡	683	698
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	25,537	25,615
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	45,920	46,483
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	20,285	20,268
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	38,800	38,646
Orange Lake Timeshare Trust Series 2019-A, Class B, 3.36%, 4/9/2038 ‡ (a)	7,273	7,411
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (e)	60,010	59,769
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (a) (e)	36,020	35,793
Progress Residential Trust
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	27,455	27,572
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 ‡ (a)	16,700	16,452
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	7,600	7,473
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (a)	35,000	34,289
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044 (a) (i )	16,098	15,422
Regional Management Issuance Trust
Series 2019-1, Class A, 3.05%, 11/15/2028 (a)	19,827	19,915
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	16,100	16,256
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	96	37
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	4,230	4,372
RFLF 1 Issuer LLC Series 2018-1A, Class A, 5.25%, 6/12/2022 ‡ (a)	45,000	45,005
Santander Drive Auto Receivables Trust
Series 2018-1, Class D, 3.32%, 3/15/2024	14,757	14,839
Series 2019-2, Class C, 2.90%, 10/15/2024	10,847	10,903
Series 2019-1, Class C, 3.42%, 4/15/2025	2,110	2,113

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.92%, 1/25/2036 ‡ (e)	412	415
Sierra Timeshare Receivables Funding LLC Series 2020-2A, Class C, 3.51%, 7/20/2037 ‡ (a)	4,727	4,820
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	3,522	3,575
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 ‡ (e)	330	333
Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 ‡ (e)	264	267
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032‡	88	83
Series 2002-AL1, Class A3, 3.45%, 2/25/2032‡	278	250
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	47,475	47,970
Towd Point Mortgage Trust Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (a) (e)	36,034	36,212
Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (a)	24,412	24,588
Tricon American Homes Trust
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 ‡ (a)	4,641	4,714
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 ‡ (a)	11,000	11,039
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	1,815	1,896
Series 2013-1, Class A, 4.30%, 8/15/2025	16,878	17,714
Series 2016-2, Class B, 3.65%, 10/7/2025	18,785	18,783
Series 2016-1, Class B, 3.65%, 1/7/2026	2,107	2,112
Series 2018-1, Class B, 4.60%, 3/1/2026	8,918	9,074
Series 2014-1, Class A, 4.00%, 4/11/2026	5,041	5,306
Series 2014-2, Class A, 3.75%, 9/3/2026	9,406	9,864
Series 2019-2, Class B, 3.50%, 5/1/2028	10,165	10,094
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,288	2,370
Series 2016-1, Class A, 3.45%, 7/7/2028	21,696	22,057
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,419	1,436
Series 2016-2, Class A, 3.10%, 10/7/2028	16,466	16,451
Series 2018-1, Class AA, 3.50%, 3/1/2030	17,518	18,494
Series 2018-1, Class A, 3.70%, 3/1/2030	2,181	2,235
Series 2019-1, Class AA, 4.15%, 8/25/2031	13,787	15,205
Series 2019-1, Class A, 4.55%, 8/25/2031	12,468	13,459
Series 2019-2, Class AA, 2.70%, 5/1/2032	7,018	7,088
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (a)	6,708	6,744
US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	281	282
USASF Receivables LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	20,000	20,215
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (a) (e)	33,400	33,398
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 ‡ (a) (e)	4,872	4,846
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (e)	11,569	11,529
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (e)	25,825	25,771
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (e)	55,566	55,440
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (e)	38,318	38,239
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051‡ (a) (e)	23,852	23,771
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (e)	71,690	71,498
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (e)	53,291	53,086
VOLT XCVIII LLC Series 2021-NPL7, Class A1, 2.12%, 4/25/2051 (a) (e)	24,565	24,531
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (a)	5,697	5,794
Westgate Resorts LLC Series 2020-1A, Class B, 3.96%, 3/20/2034 ‡ (a)	27,481	28,166
Westlake Automobile Receivables Trust Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	42,655	42,737

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	34,790	34,999
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	1,855	1,862

TOTAL ASSET-BACKED SECURITIES (Cost $3,334,835)		3,366,059

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.6%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035 ‡ (a) (i)	21,000	20,465
Series 2018-20TS, Class E, 3.20%, 5/15/2035 ‡ (a) (i)	13,399	12,922
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	7,026	7,159
Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (a) (i)	7,700	8,360
BAMLL Re-REMIC Trust
Series 2014-FRR5, Class AK30, PO, 6/27/2045 (a)	3,200	3,100
Series 2016-FR13, Class A, 1.49%, 8/27/2045 (a) (i)	9,619	9,576
Series 2015-FR11, Class AK25, 2.43%, 9/27/2045 (a) (i)	7,484	7,498
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 2.44%, 3/15/2036 ‡ (a) (i)	6,700	6,655
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	46,923	48,770
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class X1, IO, 0.62%, 12/11/2038 ‡ (a) (i)	653	—	(j)
Series 2007-T26, Class X1, IO, 0.01%, 1/12/2045 ‡ (a) (i)	92,083	3
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class AK45, 1.95%, 2/28/2025 (a)	13,760	13,455
Series 2021-FRR1, Class BKW1, 1.72%, 1/29/2026 (a)	14,340	13,522
Series 2021-FRR1, Class AKW1, 2.08%, 1/29/2026 (a)	16,010	15,552
Series 2021-FRR1, Class AK54, 1.86%, 2/28/2026 (a)	14,570	13,799
Series 2021-FRR1, Class AK98, 8/29/2029 (a)	22,370	17,205
Series 2021-FRR1, Class AK58, 2.41%, 9/29/2029 (a)	28,730	27,371
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.18%, 10/15/2048 ‡ (a) (i)	794	—	(j)
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	4,484	4,662
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (i)	53,745	58,448
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (i)	6,150	6,245
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	7,550	7,666
Series 2020-CBM, Class B, 3.10%, 2/10/2037 ‡ (a)	14,250	14,339
Series 2012-CR2, Class XA, IO, 1.77%, 8/15/2045 ‡ (i)	22,138	65
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	14,619
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	9,879
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	18,856
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 ‡ (a) (i)	15,700	—	(j)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESA, 4.03%, 10/15/2032 (a)	29,490	30,071
Series 2017-CX10, Class UESC, 4.38%, 10/15/2032 ‡ (a) (i)	4,929	4,860
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	2,600	2,746
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	16,830	15,746
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.54%, 6/10/2034 (a) (i)	4,000	4,072
FHLMC Multifamily WI Certificates Series K137, Class AM, 1.98%, 2/25/2032	29,800	30,065
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	4,505	4,554
Series KS01, Class A2, 2.52%, 1/25/2023	11,130	11,254
Series KSMC, Class A2, 2.62%, 1/25/2023	16,500	16,880
Series K038, Class A2, 3.39%, 3/25/2024	20,914	21,965
Series K731, Class AM, 3.60%, 2/25/2025 (i)	32,000	33,777
Series KPLB, Class A, 2.77%, 5/25/2025	2,314	2,432
Series KLU2, Class A7, 2.23%, 9/25/2025 (i)	21,900	22,594
Series KJ17, Class A2, 2.98%, 11/25/2025	23,285	24,436
Series K052, Class A2, 3.15%, 11/25/2025	23,597	25,183

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K737, Class AM, 2.10%, 10/25/2026	24,520	25,172
Series K061, Class AM, 3.44%, 11/25/2026 (i)	20,000	21,867
Series K065, Class A2, 3.24%, 4/25/2027	21,719	23,652
Series K065, Class AM, 3.33%, 5/25/2027	11,657	12,728
Series K066, Class A2, 3.12%, 6/25/2027	8,171	8,857
Series K069, Class A2, 3.19%, 9/25/2027 (i)	48,115	52,528
Series K070, Class A2, 3.30%, 11/25/2027 (i)	17,323	19,038
Series K072, Class A2, 3.44%, 12/25/2027	14,689	16,283
Series K072, Class AM, 3.50%, 12/25/2027 (i)	19,000	21,080
Series W5FX, Class AFX, 3.34%, 4/25/2028 (i)	21,769	23,787
Series K081, Class A2, 3.90%, 8/25/2028 (i)	13,531	15,464
Series K082, Class AM, 3.92%, 9/25/2028 (i)	12,035	13,751
Series K087, Class A2, 3.77%, 12/25/2028	4,150	4,718
Series K088, Class A2, 3.69%, 1/25/2029	355	402
Series K115, Class XAM, IO, 1.65%, 7/25/2030 (i)	44,581	5,399
Series K118, Class XAM, IO, 1.26%, 9/25/2030 (i)	21,865	2,071
Series Q013, Class APT2, 1.25%, 5/25/2050 (i)	19,783	19,461
FNMA ACES
Series 2013-M9, Class A2, 2.39%, 1/25/2023 (i)	3,516	3,568
Series 2013-M13, Class A2, 2.63%, 4/25/2023 (i)	1,084	1,103
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (i)	8,120	8,475
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (i)	10,971	11,451
Series 2014-M9, Class A2, 3.10%, 7/25/2024 (i)	2,786	2,911
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (i)	8,031	8,383
Series 2015-M1, Class A2, 2.53%, 9/25/2024	10,523	10,865
Series 2015-M3, Class A2, 2.72%, 10/25/2024	12,936	13,361
Series 2015-M7, Class A2, 2.59%, 12/25/2024	5,423	5,608
Series 2015-M2, Class A3, 3.12%, 12/25/2024 (i)	8,703	9,103
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (i)	10,000	10,427
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (i)	59,994	63,385
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (i)	96,850	100,467
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (i)	10,167	10,642
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	56,734	61,008
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	33,600	36,185
Series 2017-M12, Class A2, 3.17%, 6/25/2027 (i)	38,610	41,603
Series 2017-M15, Class A2, 3.06%, 9/25/2027 (i)	10,000	10,775
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (i)	22,000	23,602
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (i)	23,856	25,798
Series 2018-M9, Class APT2, 3.22%, 4/25/2028 (i)	95,618	104,005
Series 2018-M8, Class A2, 3.44%, 6/25/2028 (i)	35,260	38,776
Series 2018-M10, Class A2, 3.48%, 7/25/2028 (i)	45,168	49,758
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (i)	34,615	38,798
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	12,720	12,620
Series 2020-M38, Class X2, IO, 2.11%, 11/25/2028 (i)	54,000	6,300
Series 2019-M7, Class A2, 3.14%, 4/25/2029	41,965	45,970
Series 2017-M5, Class A2, 3.22%, 4/25/2029 (i)	7,544	8,262
Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,669	15,920
Series 2020-M5, Class A2, 2.21%, 1/25/2030	46,000	47,579
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (i)	17,874	19,633
Series 2020-M50, Class A1, 0.67%, 10/25/2030	27,313	26,598
Series 2020-M50, Class A2, 1.20%, 10/25/2030	12,140	11,850
Series 2020-M50, Class X1, IO, 2.01%, 10/25/2030 (i)	198,673	20,640
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	29,829	29,490
Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (i)	155,959	20,391
Series 2019-M10, Class X, IO, 1.07%, 5/25/2049 (i)	90,760	6,438
FREMF Mortgage Trust
Series 2017-K727, Class B, 3.87%, 7/25/2024 (a) (i)	27,500	28,863
Series 2018-KSL1, Class B, 3.96%, 11/25/2025 (a) (i)	10,011	10,097
Series 2019-KL05, Class BP, 4.09%, 6/25/2029 (a) (i)	5,645	5,787
Series 2020-KHG2, Class B, 3.17%, 2/25/2030 (a) (i)	13,500	13,510

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-KW07, Class B, 4.22%, 10/25/2031 (a) (i)	5,000	5,296
Series 2015-K44, Class B, 3.80%, 1/25/2048 (a) (i)	769	812
Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (i)	11,025	11,617
Series 2015-K47, Class B, 3.71%, 6/25/2048 (a) (i)	5,000	5,289
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (i)	10,000	10,721
Series 2016-K56, Class B, 4.08%, 6/25/2049 (a) (i)	8,451	9,130
Series 2016-K722, Class B, 3.99%, 7/25/2049 (a) (i)	21,565	22,321
Series 2017-K67, Class B, 4.08%, 9/25/2049 (a) (i)	8,500	9,217
Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (i)	8,000	8,402
Series 2017-K63, Class B, 4.00%, 2/25/2050 (a) (i)	20,000	21,576
Series 2019-K102, Class B, 3.65%, 12/25/2051 (a) (i)	6,000	6,327
Series 2019-K90, Class B, 4.46%, 2/25/2052 (a) (i)	8,500	9,525
Series 2020-K737, Class B, 3.41%, 1/25/2053 (a) (i)	10,000	10,527
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	36,250	37,593
INVH Series 2021-SFR1, 2.50%, 1/25/2024 ‡	35,000	35,000
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK36, 2.13%, 12/27/2046 (a) (i)	14,610	14,523
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.23%, 8/12/2037 ‡ (a) (i)	7,269	—	(j)
Series 2006-CB15, Class X1, IO, 0.38%, 6/12/2043 ‡ (i)	11,858	—	(j)
Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 ‡ (i)	7,306	—	(j)
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	8,924	9,766
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class XW, IO, 0.16%, 2/15/2040 ‡ (i)	1,808	—	(j)
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 2.19%, 4/15/2038 ‡ (a) (i)	15,700	15,666
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 1.37%, 12/12/2049 ‡ (a) (i)	155	—	(j)
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.24%, 12/15/2043 ‡ (a) (i)	1,463	1
Series 2007-IQ13, Class X, IO, 0.64%, 3/15/2044 ‡ (a) (i)	3,507	—	(j)
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	38,560	39,214
Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (a)	81,600	79,928
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	4,450	4,515
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	24,215	24,790
Series RR Trust
Series 2014-1, Class B, PO, 5/25/2047 (a)	8,260	7,632
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	67,015	68,778
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.17%, 5/10/2045 (a) (i)	5,588	1
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	15,527	15,570
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	2,357	2,411
Series 2012-C2, Class XA, IO, 1.43%, 5/10/2063 ‡ (a) (i)	42,734	155
Series 2012-C2, Class A4, 3.53%, 5/10/2063	9,327	9,394
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	11,148	11,335
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (a) (i)	2,829	—	(j)
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	9,349
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK20, PO, 5/27/2045 (a)	8,000	7,943
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.38%, 3/15/2045 ‡ (a) (i)	2,500	2,472

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,332,300)		2,443,885

FOREIGN GOVERNMENT SECURITIES — 0.5%
Kingdom of Saudi Arabia (Saudi Arabia)
2.25%, 2/2/2033 (a)	10,140	9,797
3.45%, 2/2/2061 (a)	4,399	4,361

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Republic of Chile (Chile) 2.55%, 1/27/2032	9,568	9,522
Republic of Colombia (Colombia)
4.00%, 2/26/2024	6,987	7,213
4.50%, 1/28/2026	3,811	3,993
7.38%, 9/18/2037	1,400	1,636
5.63%, 2/26/2044	941	921
5.00%, 6/15/2045	3,979	3,623
5.20%, 5/15/2049	10,179	9,478
3.88%, 2/15/2061	5,000	3,799
Republic of Panama (Panama)
3.16%, 1/23/2030	8,850	9,048
4.50%, 4/16/2050	5,100	5,455
Republic of Peru (Peru) 5.63%, 11/18/2050	737	1,002
Republic of South Africa (South Africa) 5.88%, 9/16/2025	3,502	3,857
United Arab Emirates Government Bond (United Arab Emirates) 2.88%, 10/19/2041 (a)	15,748	15,709
United Mexican States (Mexico)
4.13%, 1/21/2026	5,155	5,658
3.75%, 1/11/2028	22,959	24,635
2.66%, 5/24/2031	20,674	19,948
4.75%, 3/8/2044	3,906	4,192
4.60%, 1/23/2046	15,089	15,818
4.35%, 1/15/2047	4,228	4,300
4.60%, 2/10/2048	1,928	2,016
4.50%, 1/31/2050	14,225	14,686
3.77%, 5/24/2061	11,682	10,527
5.75%, 10/12/2110	5,118	5,781

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $198,595)		196,975

MUNICIPAL BONDS — 0.4% (m)
California — 0.1%
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	3,060	4,110
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	24,138
State of California, Build America Bonds GO, 7.30%, 10/1/2039	2,400	3,834

Total California		32,082

New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	2,240	3,070
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	15,470
Series 165, Rev., 5.65%, 11/1/2040	3,780	5,333
Series 174, Rev., 4.46%, 10/1/2062	17,925	24,550

Total New York		48,423

Ohio — 0.2%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,725	19,709
County of Franklin, Hospital Facilities, Nationwide Children’s Hospital Project Rev., 2.88%, 11/1/2050	4,675	4,846
County of Hamilton, Healthcare Facilities, The Christ Hospital Rev., AGM, 3.76%, 6/1/2042	16,870	18,925
Ohio State University (The), General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	3,478	4,675
Series 2011-A, Rev., 4.80%, 6/1/2111	9,576	15,261
Rev., 5.59%, 12/1/2114	5,822	9,347

Total Ohio		72,763

Pennsylvania — 0.0%(b)
Chester County Health and Education Facilities Authority, Main Line Health System Rev., 3.31%, 6/1/2051	11,130	12,384

TOTAL MUNICIPAL BONDS (Cost $127,487)		165,652

U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
Israel Government AID Bond (Israel)
5.50%, 12/4/2023	7,240	7,935
2.09%, 11/1/2024 (h)	5,000	4,827
5.50%, 9/18/2033	6,771	9,465
Resolution Funding Corp. STRIPS
DN, 3.15%, 1/15/2030 (h)	30,700	26,991
DN, 2.85%, 4/15/2030 (h)	26,456	23,123
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	47,060
5.50%, 6/15/2038	493	731
4.63%, 9/15/2060	4,157	6,428
4.25%, 9/15/2065	2,604	3,859
Tennessee Valley Authority STRIPS
DN, 4.28%, 11/1/2025 (h)	17,495	16,614
DN, 5.75%, 7/15/2028 (h)	3,119	2,816

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
DN, 3.82%, 12/15/2028 (h)	3,500	3,146
DN, 5.19%, 6/15/2035 (h)	2,242	1,676

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $136,575)		154,671

SHORT-TERM INVESTMENTS — 6.2%
INVESTMENT COMPANIES — 6.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (n) (o) (Cost $2,292,251)	2,291,668	2,292,584

Total Investments — 102.7% (Cost $36,779,077)		38,011,360
Liabilities in Excess of Other Assets — (2.7)%		(1,006,363)

Net Assets — 100.0%		37,004,997

Percentages indicated are based on net assets.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2021.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2021.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	The rate shown is the effective yield as of November 30, 2021.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(j)	Amount rounds to less than one thousand.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Defaulted security.
(m)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of November 30, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,654,616	$711,443	$3,366,059
Collateralized Mortgage Obligations	—	3,179,626	639,945	3,819,571
Commercial Mortgage-Backed Securities	—	2,227,248	216,637	2,443,885
Corporate Bonds	—	10,606,221	—	10,606,221
Foreign Government Securities	—	196,975	—	196,975
Mortgage-Backed Securities	—	5,511,961	—	5,511,961
Municipal Bonds	—	165,652	—	165,652
U.S. Government Agency Securities	—	154,671	—	154,671
U.S. Treasury Obligations	—	9,453,781	—	9,453,781
Short-Term Investments
Investment Companies	2,292,584	—	—	2,292,584

Total Investments in Securities	$2,292,584	$34,150,751	$1,568,025	$38,011,360

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021
Investments in Securities:
Asset-Backed Securities	$1,040,691	$—	(a)	$(8,828)	$(1,123)	$149,430	$(502,726)	$37,350	$(3,351)	$711,443
Collateralized Mortgage Obligations	744,973	—	(a)	(3,943)	(1,620)	344,436	(348,847)	—	(95,054)	639,945
Commercial Mortgage-Backed Securities	188,346	—		(1,198)	(682)	50,924	(20,753)	—	—	216,637

Total	$1,974,010	$—	(a)	$(13,969)	$(3,425)	$544,790	$(872,326)	$37,350	$(98,405)	$1,568,025

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(21,279).

There were no significant transfers into or out of level 3 for the period ended November 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Bond Fund Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$508,619	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (5.18%)
			Constant Default Rate	0.00% - 4.92% 6.69%)
			Yield (Discount Rate of Cash Flows)	1.00% - 5.55% (2.81%)
Asset-Backed Securities	508,619

	179,400	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (96.62%)
			Constant Default Rate	0.00% - 6.69% (0.13%)
			Yield (Discount Rate of Cash Flows)	1.43% - 26.68% (2.66%)

Collateralized Mortgage Obligations	179,400

	181,636	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.12%)
			Yield (Discount Rate of Cash Flows)	(1.07)% - 6.66% (4.03%)

Commercial Mortgage-Backed Securities	181,636

Total	$869,655

# The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30 2021, the value of these investments was $698,370. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates —  The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$2,462,073	$10,112,563	$10,281,806	$(92)	$(154)	$2,292,584	2,291,668	$934	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.